OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value
ING American Century Select Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis Venture Value Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Fundamental Research
ING Goldman Sachs ® Capital Growth Portfolio
ING Goldman Sachs ® Structured Equity Portfolio
ING JPMorgan International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio
ING Lord Abbett U.S. Government Securities Portfolio
ING Neuberger Berman Partners Portfolio
ING Neuberger Berman Regency Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015
ING Solution 2025
ING Solution 2035
ING Solution 2045
ING Solution Income
ING Templeton Foreign Equity Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING UBS U.S. Small Cap Growth Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%

		Aerospace/Defense: 0.8%
10,500		Northrop Grumman Corp.	$714,735
			714,735
		Agriculture: 1.3%
14,900		Altria Group, Inc.	1,140,595
			1,140,595
		Apparel: 1.4%
15,800	L	Liz Claiborne, Inc.	624,258
7,700		VF Corp.	561,715
			1,185,973
		Auto Parts & Equipment: 0.2%
7,500	L	Lear Corp.	155,250
			155,250
		Banks: 11.9%
61,200		Bank of America Corp.	3,278,484
22,600		Bank of New York Co., Inc.	796,876
12,600	L	National City Corp.	461,160
8,200		PNC Financial Services Group, Inc.	594,008
36,300		US Bancorp.	1,205,886
25,400	L	Wachovia Corp.	1,417,320
65,600		Wells Fargo & Co.	2,373,408
			10,127,142
		Beverages: 1.8%
19,900		Coca-Cola Co.	889,132
18,600		Pepsi Bottling Group, Inc.	660,300
			1,549,432
		Chemicals: 2.0%
17,700		EI DuPont de Nemours & Co.	758,268
14,600		PPG Industries, Inc.	979,368
			1,737,636
		Commercial Services: 0.9%
15,600	L	H&R Block, Inc.	339,144
13,800		RR Donnelley & Sons Co.	454,848
			793,992
		Computers: 2.7%
32,400		Hewlett-Packard Co.	1,188,756
13,000		International Business Machines Corp.	1,065,220
			2,253,976
		Diversified Financial Services: 11.7%
81,600		Citigroup, Inc.	4,053,072
38,800		Freddie Mac	2,573,604
21,000		Merrill Lynch & Co., Inc.	1,642,620
23,100		Morgan Stanley	1,684,221
			9,953,517

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 3.1%
20,300	L	Exelon Corp.	$1,228,962
19,600		NiSource, Inc.	426,104
29,800		PPL Corp.	980,420
			2,635,486
		Environmental Control: 0.6%
13,500		Waste Management, Inc.	495,180
			495,180
		Exchange Traded Fund: 1.2%
7,800	L	SPDR Trust - Series 1	1,041,924
			1,041,924
		Food: 2.6%
39,400		Kroger Co.	911,716
24,000		Sara Lee Corp.	385,680
38,300	@@	Unilever NV	939,882
			2,237,278
		Forest Products & Paper: 1.2%
16,100	L	Weyerhaeuser Co.	990,633
			990,633
		Healthcare — Products: 1.4%
18,900		Johnson & Johnson	1,227,366
			1,227,366
		Healthcare — Services: 0.2%
3,900		HCA, Inc.	194,571
			194,571
		Housewares: 0.7%
20,300		Newell Rubbermaid, Inc.	574,896
			574,896
		Insurance: 6.9%
19,300		Allstate Corp.	1,210,689
21,500		American International Group, Inc.	1,424,590
11,300		Hartford Financial Services Group, Inc.	980,275
19,000		Loews Corp.	720,100
17,200		Marsh & McLennan Cos., Inc.	484,180
9,500		Torchmark Corp.	599,545
7,100	L	MGIC Investment Corp.	425,787
			5,845,166
		Iron/Steel: 0.4%
6,900		Nucor Corp.	341,481
			341,481
		Machinery — Diversified: 0.7%
6,600		Deere & Co.	553,806
			553,806
		Media: 3.5%
13,300	@	CBS Corp. - Class B	494,494
17,900		Gannett Co., Inc.	1,017,257
82,500		Time Warner, Inc.	1,503,975
			3,015,726

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 4.6%
12,200		Dover Corp.	$578,768
32,500		General Electric Co.	1,147,250
17,500	@@	Ingersoll-Rand Co.	664,650
7,000		Parker Hannifin Corp.	544,110
35,300	@@	Tyco International Ltd.	988,047
			3,922,825
		Office/Business Equipment: 0.7%
35,300	@, L	Xerox Corp.	549,268
			549,268
		Oil & Gas: 12.4%
5,900		Anadarko Petroleum Corp.	258,597
25,700		ConocoPhillips	1,529,921
3,900	L	Devon Energy Corp.	246,285
57,300		ExxonMobil Corp.	3,844,830
33,700	@@	Royal Dutch Shell PLC ADR	2,227,570
37,200		Chevron Corp.	2,412,792
			10,519,995
		Pharmaceuticals: 5.6%
24,600		Abbott Laboratories	1,194,576
14,700		Merck & Co., Inc.	615,930
61,000		Pfizer, Inc.	1,729,960
23,700		Wyeth	1,204,908
			4,745,374
		Retail: 4.0%
36,400		Dollar General Corp.	496,132
26,500		Gap, Inc.	502,175
14,700		Home Depot, Inc.	533,169
26,100	L	McDonald’s Corp.	1,021,032
16,800		Wal-Mart Stores, Inc.	828,576
			3,381,084
		Savings & Loans: 1.4%
28,000	L	Washington Mutual, Inc.	1,217,160
			1,217,160
		Semiconductors: 0.7%
30,700		Intel Corp.	631,499
			631,499
		Software: 2.9%
10,400	@	Fiserv, Inc.	489,736
52,400		Microsoft Corp.	1,432,092
31,900	@	Oracle Corp.	565,906
			2,487,734
		Telecommunications: 5.4%
49,800		AT&T, Inc.	1,621,488
25,100		BellSouth Corp.	1,073,025
40,900		Sprint Nextel Corp.	701,435
32,300		Verizon Communications, Inc.	1,199,299
			4,595,247

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

	Total Common Stock
	(Cost $73,016,371)		$80,815,947

Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.2%

	U.S. Government Agency Obligations: 4.5%
$3,851,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$3,850,037

	Total U.S. Government Agency Obligations
	(Cost $3,850,519)		3,850,037

	Securities Lending CollateralCC: 7.7%
6,555,967	The Bank of New York Institutional Cash Reserves Fund		6,555,967

	Total Securities Lending Collateral
	(Cost $6,555,967)		6,555,967

	Total Short-Term Investments
	(Cost $10,406,486)		10,406,004

	Total Investments in Securities
	(Cost $83,422,857)*	107.1%	$91,221,951
	Other Assets and Liabilities — Net	(7.1)	(6,050,435)
	Net Assets	100.0%	$85,171,516

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $84,032,421.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,833,444
	Gross Unrealized Depreciation	(643,914)
	Net Unrealized Appreciation	$7,189,530

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%

		Advertising: 2.2%
75,550		Omnicom Group	$7,071,480
			7,071,480
		Aerospace/Defense: 3.8%
56,650		Boeing Co.	4,466,853
65,980		General Dynamics Corp.	4,728,787
59,400		Rockwell Collins, Inc.	3,257,496
			12,453,136
		Banks: 8.5%
154,490		Bank of America Corp.	8,276,029
122,800		Bank of New York Co., Inc.	4,329,928
96,080		PNC Financial Services Group, Inc.	6,960,035
252,060		US Bancorp.	8,373,433
			27,939,425
		Beverages: 2.6%
475,691	@@	Diageo PLC	8,400,253
			8,400,253
		Biotechnology: 2.0%
99,660	@	Genzyme Corp.	6,724,060
			6,724,060
		Commercial Services: 0.6%
2,572,500	@@	Hopewell Highway Infrastructure Ltd.	1,983,261
			1,983,261
		Cosmetics/Personal Care: 2.3%
4,647	@	Bare Escentuals, Inc.	126,166
120,020		Colgate-Palmolive Co.	7,453,242
			7,579,408
		Diversified Financial Services: 6.2%
30,130		Goldman Sachs Group, Inc.	5,097,092
196,860		JPMorgan Chase & Co.	9,244,546
80,700		Morgan Stanley	5,883,837
			20,225,475
		Electric: 1.7%
120,380	@	AES Corp.	2,454,548
36,590		Pinnacle West Capital Corp.	1,648,380
49,550		PPL Corp.	1,630,195
			5,733,123
		Electrical Components & Equipment: 2.8%
54,990	@, L	Energizer Holdings, Inc.	3,958,730
135,478		Molex, Inc.	5,279,578
			9,238,308
		Electronics: 1.9%
50,506		Amphenol Corp.	3,127,837

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
67,280	@@, L	Garmin Ltd.	$3,281,918
			6,409,755
		Energy — Alternate Sources: 0.7%
56,450	@, @@	Q-Cells AG	2,302,728
			2,302,728
		Engineering & Construction: 2.0%
499,030	@@, L	ABB Ltd. ADR	6,577,215
			6,577,215
		Entertainment: 2.7%
210,320	L	International Game Technology	8,728,280
			8,728,280
		Food: 0.7%
73,810		Sysco Corp.	2,468,945
			2,468,945
		Healthcare — Products: 5.2%
131,830		Johnson & Johnson	8,561,040
185,310		Baxter International, Inc.	8,424,193
			16,985,233
		Healthcare — Services: 6.2%
75,036	@, L	Laboratory Corp. of America Holdings	4,920,111
81,320	L	Manor Care, Inc.	4,251,410
74,993		Quest Diagnostics	4,586,572
86,610	@	WellPoint, Inc.	6,673,301
			20,431,394
		Holding Companies — Diversified: 0.3%
351,704	@@	China Merchants Holdings International Co., Ltd	1,029,855
			1,029,855
		Insurance: 6.5%
56,846		AMBAC Financial Group, Inc.	4,704,007
227,516		Loews Corp.	8,622,856
173,910		St. Paul Travelers Cos., Inc.	8,154,640
			21,481,503
		Internet: 1.5%
12,070	@	Google, Inc.	4,850,933
			4,850,933
		Leisure Time: 0.0%
1,551		Carnival Corp.	72,944
			72,944
		Lodging: 2.0%
97,020	@, L	Las Vegas Sands Corp.	6,631,317
			6,631,317
		Media: 1.9%
166,420	@, L	Comcast Corp.	6,132,577
			6,132,577
		Mining: 2.1%
81,310		Phelps Dodge Corp.	6,886,957
			6,886,957

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 4.0%
172,150		Frontier Oil Corp.	$4,575,747
108,400		Occidental Petroleum Corp.	5,215,124
134,920	@@	Statoil ASA ADR	3,213,794
			13,004,665
		Pharmaceuticals: 5.7%
112,620	@	Medco Health Solutions, Inc.	6,769,588
27,850	@@	Roche Holding AG	4,811,566
161,560		Schering-Plough Corp.	3,568,860
69,240		Wyeth	3,520,162
			18,670,176
		Retail: 3.3%
246,900		Limited Brands, Inc.	6,540,381
117,950	@@	Next PLC	4,185,527
			10,725,908
		Semiconductors: 4.4%
217,890	@, @@	ASML Holding NV	5,074,263
52,729		Intel Corp.	1,084,636
222,860	@	MEMC Electronic Materials, Inc.	8,163,362
			14,322,261
		Software: 6.6%
130,860	@	Adobe Systems, Inc.	4,900,707
139,340	@@, L	Infosys Technologies Ltd. ADR	6,650,698
249,270		Microsoft Corp.	6,812,549
100,160	@	Hyperion Solutions Corp.	3,453,517
			21,817,471
		Telecommunications: 9.1%
231,720	@, L	American Tower Corp.	8,457,780
289,220	@	Cisco Systems, Inc.	6,652,060
268,090		Motorola, Inc.	6,702,250
212,990		Verizon Communications, Inc.	7,908,315
			29,720,405
		Total Common Stock
		(Cost $312,907,503)	326,598,451

Principal Amount			Value

SHORT-TERM INVESTMENTS: 16.7%

		U.S. Government Agency Obligations: 0.3%
$1,148,000		Federal Home Loan Bank, 4.500%, due 10/02/06	$1,147,713

		Total U.S. Government Agency Obligations
		(Cost $1,147,857)	1,147,713

		Securities Lending CollateralCC: 16.4%
53,745,926		The Bank of New York Institutional Cash Reserves Fund	53,745,926

		Total Securities Lending Collateral
		(Cost $53,745,926)	53,745,926

		Total Short-Term Investments
		(Cost $54,893,783)	54,893,639

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

	Total Investments in Securities
	(Cost $367,801,286)*	116.2%	$381,492,090
	Other Assets and Liabilities — Net	(16.2)	(53,215,705)
	Net Assets	100.0%	$328,276,385

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $369,227,932.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,898,260
	Gross Unrealized Depreciation	(5,634,102)
	Net Unrealized Appreciation	$12,264,158

ING American Century Select Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency Sold	Currency Amount Sold	Currency Bought	Currency Amount Bought	Settlement Date	USD Value	USD Unrealized Appreciation/(Depreciation)

CHF	2,986,912	USD	2,406,743	10/31/06	2,396,232	10,511
EUR	2,871,361	USD	3,653,262	10/31/06	3,647,580	5,682
GBP	3,400,167	USD	6,416,250	10/31/06	6,368,968	47,282
					12,412,780	63,475

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%

		Aerospace/Defense: 1.8%
5,100	@, L	Alliant Techsystems, Inc.	$413,406
13,300		Curtiss-Wright Corp.	403,655
10,400	L	DRS Technologies, Inc.	454,168
9,500	L	EDO Corp.	217,360
6,900	@, L	Moog, Inc.	239,154
954		Northrop Grumman Corp.	64,939
			1,792,682
		Agriculture: 0.3%
6,100		Delta & Pine Land Co.	247,050
			247,050
		Airlines: 0.4%
16,300		Skywest, Inc.	399,676
			399,676
		Apparel: 0.8%
4,500	@, L	Columbia Sportswear Co.	251,235
1,644		Liz Claiborne, Inc.	64,954
17,100		Wolverine World Wide, Inc.	484,101
			800,290
		Auto Manufacturers: 0.3%
20,000		Wabash National Corp.	273,800
			273,800
		Auto Parts & Equipment: 0.5%
25,500	L	ArvinMeritor, Inc.	363,120
7,300	L	Lear Corp.	151,110
			514,230
		Banks: 6.9%
3,409		BB&T Corp.	149,246
9,200		Central Pacific Financial Corp.	336,536
11,100		Chemical Financial Corp.	329,448
4,300		Cullen/Frost Bankers, Inc.	248,626
10,144		Fifth Third Bancorp.	386,284
21,500		First Midwest Bancorp., Inc.	814,635
36,600		Fulton Financial Corp.	592,554
15,000		Greater Bay Bancorp.	423,150
17,500		Hanmi Financial Corp.	343,000
12,500		Pacific Capital Bancorp.	337,125
4,500		Provident Bankshares Corp.	166,725
10,100		Sky Financial Group, Inc.	251,490
34,399		South Financial Group, Inc.	895,406
8,100		Sterling Bancshares, Inc.	164,025
5,435		SunTrust Banks, Inc.	420,017
10,100		Susquehanna Bancshares, Inc.	246,844
12,600		TCF Financial Corp.	331,254
3,700		Webster Financial Corp.	174,307
4,700		Wilmington Trust Corp.	209,385
810		Zions Bancorp.	64,646
			6,884,703

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Beverages: 0.4%
4,342		Anheuser-Busch Cos., Inc.	$206,288
10,298		Coca-Cola Enterprises, Inc.	214,507
			420,795
		Building Materials: 0.7%
2,700	@	Genlyte Group, Inc.	192,240
6,700		LSI Industries, Inc.	108,875
5,801		Masco Corp.	159,063
4,300	L	Texas Industries, Inc.	223,858
			684,036
		Chemicals: 3.6%
1,099		Air Products & Chemicals, Inc.	72,941
3,507		EI DuPont de Nemours & Co.	150,240
31,035		Ferro Corp.	551,802
2,000		FMC Corp.	128,140
7,997		International Flavors & Fragrances, Inc.	316,201
22,555		Minerals Technologies, Inc.	1,204,437
44,562		Olin Corp.	684,472
9,100		Sensient Technologies Corp.	178,087
13,400		UAP Holding Corp.	286,358
			3,572,678
		Coal: 0.3%
18,600	@, L	Alpha Natural Resources, Inc.	293,136
			293,136
		Commercial Services: 2.1%
6,400		ABM Industries, Inc.	120,064
605	@@	Accenture Ltd.	19,185
32,600	L	Advance America Cash Advance Centers, Inc.	470,092
8,668		Aramark Corp.	284,830
5,400	@	Corrections Corp. of America	233,550
4,500		Kelly Services, Inc.	123,345
12,800	L	MAXIMUS, Inc.	334,080
2,129	@	PRA International	56,823
11,000	@, L	Valassis Communications, Inc.	194,150
5,100		Watson Wyatt Worldwide, Inc.	208,692
			2,044,811
		Computers: 2.7%
16,200	@, L	Covansys Corp.	277,668
2,148		Diebold, Inc.	93,502
1,285	@	DST Systems, Inc.	79,246
12,600	@	Electronics for Imaging	288,288
5,100		Imation Corp.	204,765
11,800		Jack Henry & Associates, Inc.	256,886
5,000	@, L	Kronos, Inc.	170,450
18,900	@	McData Corp.	95,067
8,755	@	NCI, Inc.	104,972
60,300	@	Perot Systems Corp.	831,537
13,350	@	Synopsys, Inc.	263,262
			2,665,643
		Cosmetics/Personal Care: 0.2%
1,174	@	Bare Escentuals, Inc.	31,874
4,000	@	Chattem, Inc.	140,480
			172,354

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.7%
3,788		Genuine Parts Co.	$163,376
3,500		Owens & Minor, Inc.	115,115
6,700	@	United Stationers, Inc.	311,617
1,712		WW Grainger, Inc.	114,738
			704,846
		Diversified Financial Services: 1.8%
17,100	@, L	Asset Acceptance Capital Corp.	277,875
10,700	@, L	Cowen Group, Inc.	169,167
3,710		Fannie Mae	207,426
4,295		Freddie Mac	284,887
6,300	@@ L	Lazard Ltd.	251,874
333		Nuveen Investments, Inc.	17,060
23,900		Waddell & Reed Financial, Inc.	591,525
			1,799,814
		Electric: 3.0%
3,107		Ameren Corp.	164,019
2,141		Consolidated Edison, Inc.	98,914
10,254	L	Empire District Electric Co.	229,485
13,600		Great Plains Energy, Inc.	421,872
7,500		Idacorp, Inc.	283,575
4,843		Northeast Utilities	112,697
35,262		Puget Energy, Inc.	801,505
19,905		Westar Energy, Inc.	467,967
2,693		Wisconsin Energy Corp.	116,176
12,766		Xcel Energy, Inc.	263,618
			2,959,828
		Electrical Components & Equipment: 0.4%
4,676		Hubbell, Inc. - Class A	208,550
2,377		Hubbell, Inc. - Class B	113,858
3,100	@, L	Littelfuse, Inc.	107,570
			429,978
		Electronics: 2.4%
31,500	@	Avnet, Inc.	618,030
17,500	@	Benchmark Electronics, Inc.	470,400
5,600	@	Coherent, Inc.	194,096
6,100	@, L	Flir Systems, Inc.	165,676
14,900		Methode Electronics, Inc.	141,699
27,400	@, L	Paxar Corp.	547,452
15,063	@	Vishay Intertechnology, Inc.	211,485
			2,348,838
		Engineering & Construction: 1.3%
3,200		Granite Construction, Inc.	170,720
11,700	@, L	Insituform Technologies, Inc.	284,076
23,900	@, L	Shaw Group, Inc.	564,996
5,100		Washington Group International, Inc.	300,186
			1,319,978
		Entertainment: 1.7%
23,375		International Speedway Corp.	1,165,010
14,287		Speedway Motorsports, Inc.	520,190
			1,685,200

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.5%
10,900	L	American Ecology Corp.	$215,166
3,480	@	Nalco Holding Co.	64,450
5,862		Republic Services, Inc.	235,711
			515,327
		Exchange Traded Fund: 3.2%
40,000	L	iShares Russell 2000 Index Fund	2,880,000
4,222		iShares S&P MidCap 400 Index Fund	318,043
			3,198,043
		Food: 2.0%
5,361		ConAgra Foods, Inc.	131,237
8,700		Corn Products International, Inc.	283,098
18,010		Diamond Foods, Inc.	257,723
2,969		General Mills, Inc.	168,045
9,313		HJ Heinz Co.	390,494
8,500		JM Smucker Co.	407,575
4,900	@, L	Performance Food Group Co.	137,641
7,466	@@	Unilever NV	183,216
			1,959,029
		Forest Products & Paper: 0.8%
10,700		Glatfelter	144,985
7,715		MeadWestvaco Corp.	204,525
9,700		Neenah Paper, Inc.	332,031
2,651		Rayonier, Inc.	100,208
976		Weyerhaeuser Co.	60,053
			841,802
			1,683,604
		Gas: 1.8%
1,789		AGL Resources, Inc.	65,299
14,700	L	Atmos Energy Corp.	419,685
5,300		Northwest Natural Gas Co.	208,184
34,631		WGL Holdings, Inc.	1,085,336
			1,778,504
		Hand/Machine Tools: 1.1%
11,200		Kennametal, Inc.	634,480
9,500		Regal-Beloit Corp.	413,250
			1,047,730
		Healthcare — Products: 4.1%
5,500		Arrow International, Inc.	174,955
23,584		Beckman Coulter, Inc.	1,357,495
8,800	@, L	Biosite, Inc.	406,824
8,100		Dade Behring Holdings, Inc.	325,296
13,600	@, @@	Orthofix International NV	618,392
12,885	L	Steris Corp.	310,013
25,866	@	Symmetry Medical, Inc.	390,318
8,100		Vital Signs, Inc.	458,541
			4,041,834
		Healthcare — Services: 2.5%
15,200	@	Alliance Imaging, Inc.	118,712
14,600	@, L	Amsurg Corp.	324,996
4,242	@	Apria Healthcare Group, Inc.	83,737
8,700	@	Community Health Systems, Inc.	324,945
7,116		HCA, Inc.	355,017
24,900	@	LifePoint Hospitals, Inc.	879,468

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Services (continued)
5,674	@	National Dentex Corp.	$111,494
2,600	@	Pediatrix Medical Group, Inc.	118,560
2,829		Universal Health Services, Inc.	169,542
			2,486,471
		Home Builders: 0.1%
6,500	@, L	WCI Communities, Inc.	113,360
906		Winnebago Industries	28,430
			141,790
		Home Furnishings: 0.3%
9,500		Ethan Allen Interiors, Inc.	329,270
			329,270
		Household Products/Wares: 1.2%
6,100	@	Central Garden & Pet Co.	294,386
1,781		Clorox Co.	112,203
7,500		Ennis, Inc.	162,375
8,854		Kimberly-Clark Corp.	578,697
2,600	L	WD-40 Co.	92,742
			1,240,403
		Housewares: 0.0%
608	@@	Hunter Douglas NV	42,635
			42,635
		Insurance: 7.3%
994		Allstate Corp.	62,354
790		AMBAC Financial Group, Inc.	65,373
18,100	L	American Equity Investment Life Holding Co.	222,087
3,700		AmerUs Group Co.	251,637
4,500		Arthur J Gallagher & Co.	120,015
32,790	@@	Aspen Insurance Holdings Ltd.	846,966
1,913		Chubb Corp.	99,399
4,300		Delphi Financial Group	171,484
9,500		Direct General Corp.	127,870
11,900	@@	Endurance Specialty Holdings Ltd.	419,594
1,853		Genworth Financial, Inc.	64,874
1,131		Hartford Financial Services Group, Inc.	98,114
10,100		HCC Insurance Holdings, Inc.	332,088
6,900		Hilb Rogal & Hobbs Co.	294,285
3,353		Horace Mann Educators Corp.	64,478
6,100	@@	IPC Holdings Ltd.	185,562
8,026		Marsh & McLennan Cos., Inc.	225,932
5,119		MGIC Investment Corp.	306,986
24,100	@	National Atlantic Holdings Corp.	275,945
6,300	@@	PartnerRe Ltd.	425,691
14,800		Phoenix Cos., Inc.	207,200
31,900	@@	Platinum Underwriters Holdings Ltd.	983,477
3,700	@	ProAssurance Corp.	182,336
7,500		Protective Life Corp.	343,125
8,606	@, @@	RAM Holdings Ltd.	111,878
2,700		Stancorp Financial Group, Inc.	120,501
6,300	@, L	Triad Guaranty, Inc.	322,371
10,700		United Fire & Casualty Co.	334,910
			7,266,532
		Internet: 0.4%
4,000	@	Avocent Corp.	120,480
13,100	@	Digitas, Inc.	126,022

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet (continued)
7,000	@	McAfee, Inc.	$171,220
			417,722
		Investment Companies: 1.2%
14,400		Apollo Investment Corp.	295,344
18,100	L	MCG Capital Corp.	295,573
6,100		Medallion Financial Corp.	67,283
43,800		Patriot Capital Funding, Inc.	583,416
			1,241,616
		Iron/Steel: 1.5%
4,400	L	Cleveland-Cliffs, Inc.	167,684
5,300		Gibraltar Industries, Inc.	117,554
4,400	@, L	Oregon Steel Mills, Inc.	215,028
3,900		Reliance Steel & Aluminum Co.	125,346
23,600		Schnitzer Steel Industries, Inc.	744,344
5,700		Steel Technologies, Inc.	111,891
			1,481,847
		Leisure Time: 0.7%
7,477		Arctic Cat, Inc.	124,118
21,500	@, L	K2, Inc.	252,195
22,100	@	Town Sports International Holdings, Inc.	289,952
			666,265
		Machinery — Diversified: 1.0%
13,300	@, L	AGCO Corp.	337,155
8,000		Albany International Corp.	254,560
9,400		Briggs & Stratton Corp.	258,970
6,400	@, L	Kadant, Inc.	157,184
			1,007,869
		Media: 1.0%
694		Dow Jones & Co., Inc.	23,277
19,900		Hearst-Argyle Television, Inc.	456,705
47,100		Journal Communications, Inc.	530,817
			1,010,799
		Metal Fabricate/Hardware: 1.8%
19,558		Kaydon Corp.	724,037
10,400		Mueller Industries, Inc.	365,768
2,400	@	NS Group, Inc.	154,920
15,100		Timken Co.	449,678
6,100		Worthington Industries	104,066
			1,798,469
		Mining: 0.3%
6,997		Compass Minerals International, Inc.	198,085
1,963		Newmont Mining Corp.	83,918
			282,003
		Miscellaneous Manufacturing: 2.6%
14,016		Aptargroup, Inc.	713,134
7,900		Crane Co.	330,220
17,500	@, L	Griffon Corp.	417,725
3,650		Honeywell International, Inc.	149,285
10,200		Lancaster Colony Corp.	456,552
12,700		Pentair, Inc.	332,613
7,700		Reddy Ice Holdings, Inc.	186,340
			2,585,869

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Office Furnishings: 0.3%
9,900		Herman Miller, Inc.	$338,679
			338,679
		Office/Business Equipment: 0.1%
2,982		Pitney Bowes, Inc.	132,311
			132,311
		Oil & Gas: 1.6%
3,500		Cimarex Energy Co.	123,165
7,600	@, L	Encore Acquisition Co.	184,984
4,800	@	Forest Oil Corp.	151,632
12,900		Helmerich & Payne, Inc.	297,087
5,411		Murphy Oil Corp.	257,293
2,800	@	Plains Exploration & Production Co.	120,148
8,800	L	St. Mary Land & Exploration Co.	323,048
4,500	@	Stone Energy Corp.	182,160
			1,639,517
		Oil & Gas Services: 1.7%
18,900	@	Global Industries Ltd.	294,084
8,900	@	Helix Energy Solutions Group, Inc.	297,260
3,400	@, L	Hornbeck Offshore Services, Inc.	113,900
22,300	@	Key Energy Services, Inc.	303,280
10,400	@	Lone Star Technologies	503,152
4,000		Lufkin Industries, Inc.	211,680
			1,723,356
		Packaging & Containers: 1.1%
22,362	L	Bemis Co.	734,815
9,900		Sonoco Products Co.	333,036
			1,067,851
		Pharmaceuticals: 1.1%
5,400	@, L	Kos Pharmaceuticals, Inc.	266,868
13,400	@, L	Par Pharmaceutical Cos., Inc.	244,416
25,000		Perrigo Co.	424,250
7,907	@	Watson Pharmaceuticals, Inc.	206,926
			1,142,460
		Pipelines: 0.7%
18,614		Equitable Resources, Inc.	651,118
			651,118
		Real Estate Investment Trusts: 4.0%
16,400		American Financial Realty Trust	183,024
43,664		Annaly Capital Management, Inc.	573,745
9,800		Anthracite Capital, Inc.	126,028
17,544	L	Education Realty Trust, Inc.	258,949
26,500	L	Getty Realty Corp.	775,920
11,900		Healthcare Realty Trust, Inc.	457,079
11,100		Highland Hospitality Corp.	159,063
19,600		Lexington Corporate Properties Trust	415,128
3,800		Mack-Cali Realty Corp.	196,840
13,800	L	National Retail Properties, Inc.	298,080
20,300		Realty Income Corp.	501,613
			3,945,469

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail: 5.5%
5,700	@	BJ’s Wholesale Club, Inc.	$166,326
16,200		Borders Group, Inc.	330,480
9,500		Casey’s General Stores, Inc.	211,565
19,800	@	CEC Entertainment, Inc.	623,898
2,300	L	Christopher & Banks Corp.	67,804
26,040		Dollar General Corp.	354,925
25,500		Fred’s, Inc.	321,810
3,333		Gap, Inc.	63,160
29,700	@, L	HOT Topic, Inc.	330,858
16,600		Kenneth Cole Productions, Inc.	404,542
1,566		Lowe’s Cos., Inc.	43,942
6,590		OSI Restaurant Partners, Inc.	208,969
4,300	@	Petco Animal Supplies, Inc.	123,152
39,400	L	Pier 1 Imports, Inc.	292,348
10,900	@, L	Rare Hospitality International, Inc.	333,104
6,900	@, L	Red Robin Gourmet Burgers, Inc.	318,159
7,300		Ruby Tuesday, Inc.	205,787
4,200		Stage Stores, Inc.	123,228
12,100	L	Talbots, Inc.	329,725
21,900	L	Tuesday Morning Corp.	303,972
7,100	L	United Auto Group, Inc.	166,140
6,100	@, L	Zale Corp.	169,214
			5,493,108
		Savings & Loans: 1.5%
20,500		Flagstar Bancorp., Inc.	298,275
2,100		MAF Bancorp., Inc.	86,709
48,392		Washington Federal, Inc.	1,085,916
			1,470,900
		Semiconductors: 1.4%
4,460		Applied Materials, Inc.	79,076
7,500		Cohu, Inc.	133,725
11,800	@	Exar Corp.	156,822
1,089		KLA-Tencor Corp	48,428
54,100	@, L	Mattson Technology, Inc.	449,030
13,200	@	Silicon Image, Inc.	167,904
5,374	@	Teradyne, Inc.	70,722
4,500	@, L	Varian Semiconductor Equipment Associates, Inc.	165,150
8,300	@, L	Veeco Instruments, Inc.	167,245
			1,438,102
		Software: 3.5%
22,300	@	Compuware Corp.	173,717
8,800	@, L	Dendrite International, Inc.	86,064
8,300		Inter-Tel, Inc.	179,280
19,900	@	Lawson Software, Inc.	144,275
5,800	L	MoneyGram International, Inc.	168,548
47,000	@	Parametric Technology Corp.	820,620
64,200	@, L	Sybase, Inc.	1,556,208
38,700	@	Ulticom, Inc.	402,867
			3,531,579
		Telecommunications: 1.6%
15,700	@	Aeroflex, Inc.	161,396
7,700		Atlantic Tele-Network, Inc.	142,296
12,479		Commonwealth Telephone Enterprises, Inc.	514,509
5,100	@, L	CommScope, Inc.	167,586
6,591	@	CPI International, Inc.	86,803

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Telecommunications (continued)
27,400	@, L	EFJ, Inc.		$203,308
9,433		Iowa Telecommunications Services, Inc.		186,679
9,600	L	Plantronics, Inc.		168,288
				1,630,865
		Textiles: 0.5%
12,200		G&K Services, Inc.		444,446
				444,446
		Toys/Games/Hobbies: 0.2%
9,856		Hasbro, Inc.		224,224
				224,224
		Transportation: 2.3%
3,800	L	Alexander & Baldwin, Inc.		168,606
5,700		Arkansas Best Corp.		245,271
14,700	@@	Arlington Tankers Ltd.		331,632
29,800	@@, L	Double Hull Tankers, Inc.		409,750
21,187		Heartland Express, Inc.		332,212
4,500		Ryder System, Inc.		232,560
31,900		Werner Enterprises, Inc.		596,849
				2,316,880
		Trucking & Leasing: 0.1%
4,200	@, L	Aircastle Ltd.		122,055
				122,055
		Total Common Stock
		(Cost $91,572,985)		94,709,115

PREFERRED STOCK: 0.6%

		Insurance: 0.6%
11,600	@@	Aspen Insurance Holdings Ltd.		607,550

		Total Preferred Stock
		(Cost $583,607)		607,550

		Total Long-Term Investments
		(Cost $92,156,592)		95,316,665

Principal Amount				Value

SHORT-TERM INVESTMENTS: 16.2%

		Securities Lending CollateralCC: 16.2%
$16,160,383		The Bank of New York Institutional Cash Reserves Fund		$16,160,383

		Total Short-Term Investments
		(Cost $16,160,383)		16,160,383

		Total Investments in Securities
		(Cost $108,316,975)*	111.7%	$111,477,048
		Other Assets and Liabilities — Net	(11.7)	(11,639,959)
		Net Assets	100.0%	$99,837,089

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $110,651,768.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,807,322
	Gross Unrealized Depreciation	(1,982,042)
	Net Unrealized Appreciation	$825,280

ING American Century Small-Mid Cap Value Portfolio Forward Foreign Currency Contracts as of Septemper 30, 2006:

Currency Sold	Currency Amount Sold	Currency Bought	Currency Amount Bought	Settlement Date	USD Value	USD Unrealized Appreciation/(Depreciation)

EUR	135,023	USD	171,791	10/31/08	171,524	267
					171,524	267

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%

		Advertising: 2.9%
1,600	@	Getty Images, Inc.	$79,488
3,000	@	Lamar Advertising Co.	160,230
			239,718
		Aerospace/Defense: 0.8%
1,600	@@	Empresa Brasileira de Aeronautica SA ADR	62,832
			62,832
		Apparel: 2.4%
3,100		Polo Ralph Lauren Corp.	200,539
			200,539
		Banks: 2.5%
2,100		Cathay General Bancorp.	75,810
2,000		City National Corp.	134,120
			209,930
		Coal: 0.5%
1,500		Arch Coal, Inc.	43,365
			43,365
		Commercial Services: 3.1%
500	@	Apollo Group, Inc.	24,620
5,500	@	Iron Mountain, Inc.	236,170
			260,790
		Distribution/Wholesale: 2.6%
3,300		Fastenal Co.	127,281
2,300		Pool Corp.	88,550
			215,831
		Diversified Financial Services: 17.7%
2,700		AllianceBernstein Holding LP	186,273
10,700		Charles Schwab Corp.	191,530
5,500		Eaton Vance Corp.	158,730
1,300		First Marblehead Corp.	90,038
4,400		International Securities Exchange, Inc.	206,316
7,600		Jefferies Group, Inc.	216,600
3,000		Nuveen Investments, Inc.	153,690
400		Student Loan Corp.	76,872
400		Chicago Mercantile Exchange Holdings, Inc.	191,300
			1,471,349
		Entertainment: 1.7%
4,500	@	Scientific Games Corp.	143,100
			143,100
		Environmental Control: 1.9%
2,300	@	Stericycle, Inc.	160,517
			160,517

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food: 1.8%
2,500		Whole Foods Market, Inc.	$148,575
			148,575
		Gas: 2.1%
6,500		Southern Union Co.	171,665
			171,665
		Healthcare — Products: 6.1%
1,000	@	Advanced Medical Optics, Inc.	39,550
3,600		Dentsply International, Inc.	108,396
2,300	@	Edwards Lifesciences Corp.	107,157
1,300	@	Idexx Laboratories, Inc.	118,482
2,600	@	Henry Schein, Inc.	130,364
			503,949
		Healthcare — Services: 8.0%
2,200		Brookdale Senior Living, Inc.	102,124
3,400	@	Community Health Systems, Inc.	126,990
1,900	@	Covance, Inc.	126,122
1,800	@	Laboratory Corp. of America Holdings	118,026
3,700		Manor Care, Inc.	193,436
			666,698
		Home Builders: 1.7%
5,000	@	Toll Brothers, Inc.	140,400
			140,400
		Insurance: 6.9%
2,300	@, @@	Arch Capital Group Ltd.	146,027
2,500		Assurant, Inc.	133,525
5,000		Brown & Brown, Inc.	152,800
4,200		HCC Insurance Holdings, Inc.	138,096
			570,448
		Lodging: 8.5%
5,000		Boyd Gaming Corp.	192,200
4,000	@	Las Vegas Sands Corp.	273,400
3,500	@	Wynn Resorts Ltd.	238,035
			703,635
		Oil & Gas: 4.0%
3,500		Helmerich & Payne, Inc.	80,605
4,800		Range Resources Corp.	121,152
3,000		XTO Energy, Inc.	126,390
			328,147
		Oil & Gas Services: 1.1%
1,100	@	SEACOR Holdings, Inc.	90,750
			90,750
		Pharmaceuticals: 1.2%
2,800	@	VCA Antech, Inc.	100,968
			100,968
		Real Estate: 5.1%
10,000	@	CB Richard Ellis Group, Inc.	246,000
1,800		Forest City Enterprises, Inc.	97,740
1,500		St. Joe Co.	82,305
			426,045

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Real Estate Investment Trusts: 2.3%
500		AvalonBay Communities, Inc.		$60,200
1,200		SL Green Realty Corp.		134,040
				194,240
		Retail: 6.0%
2,200	@	Carmax, Inc.		91,762
3,800	@	Cheesecake Factory		103,322
3,500	@	Copart, Inc.		98,665
4,100		Tiffany & Co.		136,120
2,000	@	O’Reilly Automotive, Inc.		66,420
				496,289
		Software: 1.6%
2,300		SEI Investments Co.		129,237
				129,237
		Transportation: 4.7%
3,000	@	CH Robinson Worldwide, Inc.		133,740
2,400		Expeditors International Washington, Inc.		106,992
5,500	@@	UTI Worldwide, Inc.		153,835
				394,567

		Total Investments in Securities
		(Cost $7,524,405)*	97.2%	$8,073,584
		Other Assets and Liabilities — Net	2.8	234,906
		Net Assets	100.0%	$8,308,490

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$935,350
	Gross Unrealized Depreciation	(386,171)
	Net Unrealized Appreciation	$549,179

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.2%

		Advertising: 0.2%
5,000	@	Getty Images, Inc.	$248,400
10,000		R.H. Donnelley Corp.	529,000
			777,400
		Airlines: 0.3%
145,000	@	JetBlue Airways Corp.	1,344,150
			1,344,150
		Apparel: 2.0%
300,000	@	Carter’s, Inc.	7,917,000
10,000		Polo Ralph Lauren Corp.	646,900
			8,563,900
		Banks: 5.9%
60,000		Cathay General Bancorp.	2,166,000
190,000		Center Financial Corp.	4,518,200
120,000		Central Pacific Financial Corp.	4,389,600
160,000		First Republic Bank	6,809,600
200,000		UCBH Holdings, Inc.	3,492,000
110,000	@	Western Alliance Bancorp.	3,619,000
			24,994,400
		Beverages: 0.7%
125,000	@	Peet’s Coffee & Tea, Inc.	3,126,250
			3,126,250
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,389,120
			1,389,120
		Building Materials: 1.0%
120,000		Eagle Materials, Inc.	4,041,600
			4,041,600
		Chemicals: 1.3%
250,000	@	Symyx Technologies	5,297,500
			5,297,500
		Coal: 0.2%
25,000		Foundation Coal Holdings, Inc.	809,250
			809,250
		Commercial Services: 8.0%
105,000		Chemed Corp.	3,387,300
47,100	@	ChoicePoint, Inc.	1,686,180
120,000	@	CoStar Group, Inc.	4,958,400
325,000	@	DeVry, Inc.	6,912,750
25,737		Gevity HR, Inc.	586,289
130,000		Macquarie Infrastructure Co. Trust	4,053,400
100,000	@	Morningstar, Inc.	3,690,000
125,000	@	PRA International	3,336,250
100,000	@	Senomyx, Inc.	1,537,000

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
25,000		Strayer Education, Inc.	$2,705,250
64,000	@	Universal Technical Institute, Inc.	1,144,960
			33,997,779

		Distribution/Wholesale: 1.9%
80,000		Pool Corp.	3,080,000
50,000		Watsco, Inc.	2,300,500
135,000	@	Beacon Roofing Supply, Inc.	2,732,400
			8,112,900

		Diversified Financial Services: 9.4%
210,000		Cohen & Steers, Inc.	6,795,600
32,100	@	Evercore Partners, Inc.	924,480
110,000		First Marblehead Corp.	7,618,600
16,000		GAMCO Investors, Inc.	608,960
200,000		International Securities Exchange, Inc.	9,378,000
250,000		Jefferies Group, Inc.	7,125,000
145,000		National Financial Partners Corp.	5,949,350
100,000	@	Thomas Weisel Partners Group, Inc.	1,605,000
			40,004,990

		Electric: 1.2%
160,000		ITC Holdings Corp.	4,992,000
			4,992,000

		Entertainment: 4.8%
75,000	@	Great Wolf Resorts, Inc.	897,000
50,000	@	Penn National Gaming, Inc.	1,826,000
150,000	@	Scientific Games Corp.	4,770,000
250,000	@	Shuffle Master, Inc.	6,752,500
45,000	@	Vail Resorts, Inc.	1,800,900
200,000	@	Isle of Capri Casinos, Inc.	4,212,000
			20,258,400

		Food: 1.4%
125,000	@	Ralcorp Holdings, Inc.	6,028,750
			6,028,750

		Gas: 0.6%
88,198		Southern Union Co.	2,329,309
			2,329,309

		Healthcare — Products: 3.3%
100,000	@	Edwards Lifesciences Corp.	4,659,000
75,000	@	Gen-Probe, Inc.	3,516,750
35,000	@	Intuitive Surgical, Inc.	3,690,750
70,000	@	Kensey Nash Corp.	2,048,900
			13,915,400

		Healthcare — Services: 6.1%
235,000	@	AMERIGROUP Corp.	6,944,250
200,000	@	Centene Corp.	3,288,000
80,000	@	Community Health Systems, Inc.	2,988,000
90,000	@	Odyssey HealthCare, Inc.	1,276,200
45,000	@	United Surgical Partners International, Inc.	1,117,350
150,000	@	WellCare Health Plans, Inc.	8,494,500
35,000		Manor Care, Inc.	1,829,800
			25,938,100

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Holding Companies — Diversified: 0.5%
115,000	@	Nighthawk Radiology Holdings, Inc.	$2,199,950
			2,199,950
		Home Builders: 1.5%
100,000		Brookfield Homes Corp.	2,816,000
40,000	@	Hovnanian Enterprises, Inc.	1,173,600
40,000	@	Meritage Homes Corp.	1,664,400
25,000		Standard-Pacific Corp.	587,500
			6,241,500
		Household Products/Wares: 1.2%
125,000		Church & Dwight Co., Inc.	4,888,750
			4,888,750
		Insurance: 1.0%
65,000	@, @@	Arch Capital Group Ltd.	4,126,850
10,000		Brown & Brown, Inc.	305,600
			4,432,450
		Internet: 3.6%
80,000	@	Blue Nile, Inc.	2,908,000
50,000	@	Checkfree Corp.	2,066,000
125,000	@	NetFlix, Inc.	2,847,500
120,000	@	Equinix, Inc.	7,212,000
			15,033,500
		Leisure Time: 0.9%
80,000	@	Life Time Fitness, Inc.	3,703,200
			3,703,200
		Lodging: 4.7%
200,000		Ameristar Casinos, Inc.	4,342,000
70,000		Choice Hotels International, Inc.	2,863,000
80,000	@@	Four Seasons Hotels, Inc.	5,108,000
40,000	@	Gaylord Entertainment Co.	1,754,000
45,000		Station Casinos, Inc.	2,602,350
50,000	@	Wynn Resorts Ltd.	3,400,500
			20,069,850
		Media: 1.2%
75,000	@, @@	Central European Media Enterprises Ltd.	5,028,750
			5,028,750
		Miscellaneous Manufacturing: 0.2%
25,000		American Railcar Industries, Inc.	727,750
			727,750
		Oil & Gas: 1.7%
160,000	@	Encore Acquisition Co.	3,894,400
40,000	@	EXCO Resources, Inc.	496,400
45,000		Range Resources Corp.	1,135,800
45,000	@	Whiting Petroleum Corp.	1,804,500
			7,331,100
		Oil & Gas Services: 3.8%
60,000		CARBO Ceramics, Inc.	2,161,800
80,000	@	Core Laboratories NV	5,104,000
160,000	@	Dresser-Rand Group, Inc.	3,264,000

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
80,000	@	FMC Technologies, Inc.	$4,296,000
15,000	@	SEACOR Holdings, Inc.	1,237,500
			16,063,300
		Pharmaceuticals: 0.2%
250,000	@	Depomed, Inc.	1,020,000
			1,020,000
		Real Estate: 1.4%
240,000	@	CB Richard Ellis Group, Inc.	5,904,000
			5,904,000
		Real Estate Investment Trusts: 1.7%
7,500	@	Alexander’s, Inc.	2,326,875
198,100	@	CBRE Realty Finance, Inc.	3,021,025
160,000		Spirit Finance Corp.	1,857,600
			7,205,500
		Retail: 17.9%
85,000	@	Cabela’s, Inc.	1,847,050
180,000	@	California Pizza Kitchen, Inc.	5,387,400
100,000	@	Carmax, Inc.	4,171,000
200,000	@	Copart, Inc.	5,638,000
200,000	@	Dick’s Sporting Goods, Inc.	9,104,000
100,000	@	DSW, Inc.	3,150,000
80,000	@	Guitar Center, Inc.	3,574,400
109,700	@	J Crew Group, Inc.	3,298,679
60,000	@	Panera Bread Co.	3,495,000
70,000	@	Petco Animal Supplies, Inc.	2,004,800
91,000	@	PF Chang’s China Bistro, Inc.	3,158,610
90,000	@	Red Robin Gourmet Burgers, Inc.	4,149,900
300,000	@	Select Comfort Corp.	6,564,000
100,000	@	Texas Roadhouse, Inc.	1,228,000
70,000	@	Tractor Supply Co.	3,378,200
125,000	@	Under Armour, Inc.	5,002,500
180,000	@	Cheesecake Factory	4,894,200
240,000		United Auto Group, Inc.	5,616,000
			75,661,739
		Semiconductors: 0.9%
142,308	@	Sunpower Corp.	3,947,624
			3,947,624
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	2,189,700
			2,189,700
		Transportation: 1.7%
30,000		Florida East Coast Industries	1,712,400
120,000	@	Genesee & Wyoming, Inc.	2,786,400
60,000		Landstar System, Inc.	2,562,000
			7,060,800
		Total Common Stock
		(Cost $330,419,515)	394,630,661

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

CORPORATE BONDS/NOTES: 0.7%

			Lodging: 0.7%
$1,000,000	#, C		Wynn Resorts Ltd., 6.000%, due 07/15/15	$2,988,750

			Total Corporate Bonds/Notes
			(Cost $981,874)	2,988,750

			Total Long Term Investments
			(Cost $331,401,389)	397,619,411

SHORT-TERM INVESTMENTS: 6.1%

			U.S. Government Agency Obligation: 6.1%
25,878,000			Federal Home Loan Bank, 4.500%, due 10/02/06	25,871,531

			Total Short-Term Investments
			(Cost $25,871,531)	25,871,531

			Total Investments in Securities
		(Cost $357,272,920)*	100.0%	$423,490,942
		Other Assets and Liabilities — Net	(0.0)	(92,467)
		Net Assets	100.0%	$423,398,475

	@		Non-income producing security
	@@		Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C		Bond may be called prior to maturity date.

	*		Cost for federal income tax purposes is $357,690,081.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$85,113,225
			Gross Unrealized Depreciation	(19,312,364)
			Net Unrealized Appreciation	$65,800,861

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.1%

		Aerospace/Defense: 1.6%
21,500	@	AAR Corp.	$512,560
11,800	@	Esterline Technologies Corp.	398,368
			910,928
		Airlines: 0.9%
14,100	@	Alaska Air Group, Inc.	536,364
			536,364
		Apparel: 1.6%
14,000		Phillips-Van Heusen	584,780
26,700	@	Quiksilver, Inc.	324,405
			909,185
		Auto Parts & Equipment: 2.3%
10,500	@	Keystone Automotive Industries, Inc.	399,210
21,500	@	Tenneco, Inc.	502,885
55,600	@	Visteon Corp.	453,140
			1,355,235
		Banks: 11.5%
19,500		Bancorpsouth, Inc.	541,320
42,000		Cardinal Financial Corp.	460,320
21,500		Colonial BancGroup, Inc.	526,750
18,500		Community Bank System, Inc.	409,960
14,000		First Midwest Bancorp., Inc.	530,460
12,000		First Republic Bank	510,720
20,000		First State Bancorp.	519,400
14,000		Independent Bank Corp.	455,280
21,900		Placer Sierra Bancshares	486,399
16,000		Prosperity Bancshares, Inc.	544,640
20,600		Seacoast Banking Corp. of Florida	622,120
11,600	@	SVB Financial Group	517,824
20,000		Umpqua Holdings Corp.	572,000
			6,697,193
		Beverages: 0.7%
24,100	@, @@	Cott Corp.	413,797
			413,797
		Biotechnology: 0.4%
7,000	@	Vertex Pharmaceuticals, Inc.	235,550
			235,550
		Building Materials: 1.3%
34,500		Comfort Systems USA, Inc.	395,370
23,600		LSI Industries, Inc.	383,500
			778,870
		Chemicals: 0.8%
15,000		Westlake Chemical Corp.	480,150
			480,150

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 6.0%
32,000		ABM Industries, Inc.	$600,320
22,800	@	FTI Consulting, Inc.	571,368
10,300	@	H&E Equipment Services, Inc.	251,217
37,500	@	MPS Group, Inc.	566,625
69,000		Stewart Enterprises, Inc.	404,340
14,000		Watson Wyatt Worldwide, Inc.	572,880
23,000	@	AMN Healthcare Services, Inc.	546,250
			3,513,000
		Computers: 2.3%
50,200	@	Brocade Communications Systems, Inc.	354,412
21,000	@	Electronics for Imaging	480,480
24,000	@	SYKES Enterprises, Inc.	488,400
			1,323,292
		Cosmetics/Personal Care: 1.4%
14,500	@	Chattem, Inc.	509,240
17,500		Inter Parfums, Inc.	333,200
			842,440
		Diversified Financial Services: 3.5%
5,200	@	Affiliated Managers Group, Inc.	520,572
20,900	@	Cowen Group, Inc.	330,429
14,600	@@	Lazard Ltd.	583,708
15,000		National Financial Partners Corp.	615,450
			2,050,159
		Electric: 2.6%
16,600		ITC Holdings Corp.	517,920
20,000		PNM Resources, Inc.	551,400
9,200		WPS Resources Corp.	456,596
			1,525,916
		Electronics: 3.0%
20,000	@	Benchmark Electronics, Inc.	537,600
14,100	@	Coherent, Inc.	488,706
22,900	@	Merix Corp.	220,069
15,400		Park Electrochemical Corp.	487,872
			1,734,247
		Engineering & Construction: 1.0%
10,000		Washington Group International, Inc.	588,600
			588,600
		Entertainment: 0.2%
8,100		Carmike Cinemas, Inc.	139,158
			139,158
		Forest Products & Paper: 0.8%
34,000		Glatfelter	460,700
			460,700
		Gas: 1.9%
19,200		Atmos Energy Corp.	548,160
11,500		New Jersey Resources Corp.	566,950
			1,115,110

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products: 1.1%
23,000	@	Medical Action Industries, Inc.	$618,470
			618,470
		Healthcare — Services: 2.2%
31,000	@	Res-Care, Inc.	622,790
18,200	@	LifePoint Hospitals, Inc.	642,824
			1,265,614
		Home Builders: 0.8%
15,300	@	Hovnanian Enterprises, Inc.	448,902
			448,902
		Household Products/Wares: 1.7%
10,700	@	Central Garden & Pet Co.	516,382
28,000	@	Helen of Troy Ltd.	491,680
			1,008,062
		Insurance: 5.0%
19,000	@	Argonaut Group, Inc.	589,570
16,300		Delphi Financial Group	650,044
13,000		NYMAGIC, Inc.	412,100
21,500	@@	Platinum Underwriters Holdings Ltd.	662,845
15,200		Zenith National Insurance Corp.	606,328
			2,920,887
		Internet: 2.1%
18,500	@	i2 Technologies, Inc.	346,505
51,000	@	TIBCO Software, Inc.	457,980
51,500	@	WebMethods, Inc.	393,975
			1,198,460
		Investment Companies: 1.6%
6,900		American Capital Strategies Ltd.	272,343
31,852		Apollo Investment Corp.	653,285
			925,628
		Iron/Steel: 1.4%
4,500		Carpenter Technology Corp.	483,795
6,900		Steel Dynamics, Inc.	348,105
			831,900
		Machinery — Construction & Mining: 0.9%
27,300		JLG Industries, Inc.	540,813
			540,813
		Machinery — Diversified: 2.6%
22,800	@	AGCO Corp.	577,980
12,900	@	Gardner Denver, Inc.	426,732
33,000	@	Gerber Scientific, Inc.	494,340
			1,499,052
		Media: 0.9%
31,000		World Wrestling Entertainment, Inc.	509,330
			509,330
		Mining: 0.7%
16,000		Amcol International Corp.	398,560
			398,560

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 2.0%
31,600		Barnes Group, Inc.	$554,896
14,000		Crane Co.	585,200
			1,140,096
		Oil & Gas: 0.7%
14,800	@	Encore Acquisition Co.	360,232
4,242	@, X	Rosetta Resources, Inc.	76,356
			436,588
		Oil & Gas Services: 2.2%
20,300	@	Dresser-Rand Group, Inc.	414,120
6,800	@	Universal Compression Holdings, Inc.	363,460
37,300	@	Key Energy Services, Inc.	507,280
			1,284,860
		Packaging & Containers: 1.0%
30,900	@	Crown Holdings, Inc.	574,740
			574,740
		Real Estate Investment Trusts: 7.6%
6,500		Alexandria Real Estate Equities, Inc.	609,700
27,200		Equity Inns, Inc.	433,024
12,500		LaSalle Hotel Properties	541,750
23,000		LTC Properties, Inc.	557,750
10,200		Mid-America Apartment Communities, Inc.	624,444
17,200		Omega Healthcare Investors, Inc.	258,172
2,300		SL Green Realty Corp.	256,910
17,000		Tanger Factory Outlet Centrs	605,540
25,500		U-Store-It Trust	547,230
			4,434,520
		Retail: 4.1%
6,500	@	AnnTaylor Stores Corp.	272,090
16,500		Brown Shoe Co., Inc.	591,360
27,500	@	O’Charleys, Inc.	521,675
17,000		Ruby Tuesday, Inc.	479,230
15,500	@	Genesco, Inc.	534,285
			2,398,640
		Savings & Loans: 1.7%
32,800		BankAtlantic Bancorp., Inc.	466,416
35,000		First Niagara Financial Group, Inc.	510,300
			976,716
		Semiconductors: 1.7%
32,500	@	Cypress Semiconductor Corp.	577,525
46,000	@	Kulicke & Soffa Industries, Inc.	406,640
			984,165
		Software: 0.8%
65,000	@	Lawson Software, Inc.	471,250
			471,250
		Telecommunications: 4.9%
75,700	@	3Com Corp.	333,837
40,000	@	Aeroflex, Inc.	411,200
115,000	@	Cincinnati Bell, Inc.	554,300
18,500	@	CommScope, Inc.	607,910

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Telecommunications (continued)
23,000	@	EMS Technologies, Inc.		$431,940
64,500	@	RF Micro Devices, Inc.		488,910
				2,828,097
		Textiles: 0.8%
15,500		Unifirst Corp.		484,220
				484,220
		Transportation: 2.6%
25,000	@@	Arlington Tankers Ltd.		564,000
25,200	@@	OMI Corp.		547,092
16,700	@	Swift Transportation Co., Inc.		396,124
				1,507,216
		Trucking & Leasing: 1.2%
16,500		GATX Corp.		682,605
				682,605
		Total Common Stock
		(Cost $54,882,637)		55,979,285

Principal Amount				Value

SHORT-TERM INVESTMENTS: 5.8%

		U.S. Government Agency Obligation: 5.8%
$3,419,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$3,418,145

		Total Short-Term Investments
		(Cost $3,418,145)		3,418,145

		Total Investments in Securities
		(Cost $58,300,782)*	101.9%	$59,397,430
		Other Assets and Liabilities — Net	(1.9)	(1,131,942)
		Net Assets	100.0%	$58,265,488

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $58,346,756.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$ 2,457,715
		Gross Unrealized Depreciation		(1,407,041)
		Net Unrealized Appreciation		$ 1,050,674

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.3%

		Advertising: 0.3%
6,700	@@	WPP Group PLC ADR	$413,591
			413,591
		Agriculture: 4.9%
97,000		Altria Group, Inc.	7,425,350
			7,425,350
		Banks: 6.8%
27,900		Commerce Bancorp., Inc.	1,024,209
235,729	@@	HSBC Holdings PLC	4,300,282
7,800		State Street Corp.	486,720
124,600		Wells Fargo & Co.	4,508,028
			10,319,239
		Beverages: 2.2%
29,500	@@	Diageo PLC ADR	2,095,680
30,600	@@	Heineken Holding NV	1,203,314
			3,298,994
		Building Materials: 1.6%
13,100		Martin Marietta Materials, Inc.	1,108,522
17,400		Vulcan Materials Co.	1,361,550
			2,470,072
		Commercial Services: 4.4%
10,300	@	Apollo Group, Inc.	507,172
154,010	@@	COSCO Pacific Ltd.	307,612
70,200		H&R Block, Inc.	1,526,148
49,300	@	Iron Mountain, Inc.	2,116,942
33,600		Moody’s Corp.	2,196,768
			6,654,642
		Computers: 1.2%
40,100	@	Dell, Inc.	915,884
26,100		Hewlett-Packard Co.	957,609
			1,873,493
		Cosmetics/Personal Care: 1.6%
21,300		Avon Products, Inc.	653,058
27,800		Procter & Gamble Co.	1,723,044
			2,376,102
		Diversified Financial Services: 13.1%
140,800		American Express Co.	7,896,064
33,830		Ameriprise Financial, Inc.	1,586,627
74,800		Citigroup, Inc.	3,715,316
123,000		JPMorgan Chase & Co.	5,776,080
14,900		Morgan Stanley	1,086,359
			20,060,446
		Food: 0.7%
21,400		Hershey Co.	1,143,830
			1,143,830

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food Service: 0.0%
5,486	@	FHC Delaware, Inc.	$38,073
			38,073
		Holding Companies — Diversified: 0.4%
216,465	@@	China Merchants Holdings International Co., Ltd	633,850
			633,850
		Housewares: 0.2%
3,800	@@	Hunter Douglas NV	266,469
			266,469
		Insurance: 14.5%
103,000		American International Group, Inc.	6,824,780
32,900		AON Corp.	1,114,323
43	@	Berkshire Hathaway, Inc. - Class A	4,119,400
42	@	Berkshire Hathaway, Inc. - Class B	133,308
12,830		Chubb Corp.	666,647
2,500	@@	Everest Re Group Ltd.	243,825
86,300		Loews Corp.	3,270,770
260	@	Markel Corp.	106,772
10,100		Principal Financial Group	548,228
156,000		Progressive Corp.	3,828,240
4,800	@@	Sun Life Financial, Inc.	197,136
17,900		Transatlantic Holdings, Inc.	1,081,339
			22,134,768
		Internet: 0.8%
27,700	@	Amazon.com, Inc.	889,724
7,600	@	Expedia, Inc.	119,168
9,100	@	IAC/InterActiveCorp	261,716
			1,270,608
		Leisure Time: 1.3%
31,500		Harley-Davidson, Inc.	1,976,625
			1,976,625
		Media: 5.9%
107,200	@	Comcast Corp.	3,946,032
6,100		Gannett Co., Inc.	346,663
18,000	@@	Lagardere SCA	1,296,988
4,940	@	Liberty Media Holding Corp.	412,836
24,200	@	Liberty Media Holding Corp. - Interactive	493,196
131,200		News Corp., Inc.	2,578,080
			9,073,795
		Mining: 0.4%
17,600	@@	BHP Billiton PLC	303,267
6,200	@@	Rio Tinto PLC	293,399
			596,666
		Miscellaneous Manufacturing: 3.6%
197,900	@@	Tyco International Ltd.	5,539,221
			5,539,221
		Oil & Gas: 10.6%
102,000		ConocoPhillips	6,072,060

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
56,800		Devon Energy Corp.	$3,586,920
43,400		EOG Resources, Inc.	2,823,170
16,400	@	Transocean, Inc.	1,200,972
53,650		Occidental Petroleum Corp.	2,581,102
			16,264,224
		Packaging & Containers: 1.8%
51,400		Sealed Air Corp.	2,781,768
			2,781,768
		Pharmaceuticals: 2.2%
19,700		Cardinal Health, Inc.	1,295,078
35,400		Caremark Rx, Inc.	2,006,118
			3,301,196
		Real Estate Investment Trusts: 1.3%
42,100		General Growth Properties, Inc.	2,006,065
			2,006,065
		Retail: 6.1%
22,000	@	Bed Bath & Beyond, Inc.	841,720
8,700	@	Carmax, Inc.	362,877
95,600		Costco Wholesale Corp.	4,749,408
25,400		Lowe’s Cos., Inc.	712,724
52,800		Wal-Mart Stores, Inc.	2,604,096
			9,270,825
		Savings & Loans: 3.2%
62,500		Golden West Financial Corp.	4,828,125
			4,828,125
		Software: 2.2%
122,500		Microsoft Corp.	3,347,925
			3,347,925
		Telecommunications: 2.2%
18,500	@@	Nokia OYJ ADR	364,265
32,100	@@	SK Telecom Co., Ltd. ADR	758,523
90,100		Sprint Nextel Corp.	1,545,215
28,656	@@	NTL, Inc.	728,722
			3,396,725
		Transportation: 0.8%
7,000	@@	Kuehne & Nagel International AG	484,549
11,140		United Parcel Service, Inc.	801,409
			1,285,958
		Total Common Stock
		(Cost $136,260,537)	144,048,645

Principal Amount			Value

SHORT-TERM INVESTMENTS: 6.6%

		Commercial Paper: 6.6%
$6,079,000		Rabo Bank Corp., 5.360% 10/02/06	$6,077,190
4,000,000		San Paolo Co., 5.270% 10/02/06	3,998,829
			10,076,019

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Total Short-Term Investments
		(Cost $10,077,509)		10,076,019

		Total Investments in Securities
		(Cost $146,338,046)*	100.9%	$154,124,664
		Other Assets and Liabilities — Net	(0.9)	(1,364,436)
		Net Assets	100.0%	$152,760,228

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $146,331,166.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,529,687
		Gross Unrealized Depreciation		(1,736,189)
		Net Unrealized Appreciation		$7,793,498

		PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund Portfolio		as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

5,683,184		Fidelity® VIP Contrafund Portfolio - Service Class 2 Shares		$180,156,937

		Total Investments in Securities
		(Cost $173,605,320)*	100.0%	$180,156,937
		Other Assets and Liabilities — Net	(0.0)	(41,240)
		Net Assets	100.0%	$180,115,697

	*	Cost for federal income tax purposes is $173,605,345.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,551,592
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$6,551,592

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

1,063,025		Fidelity® VIP Equity Income Portfolio - Service Class 2 Shares		$27,829,989

		Total Investments in Securities
		(Cost $26,272,996)*	100.0%	$27,829,989
		Other Assets and Liabilities — Net	(0.0)	(5,733)

		Net Assets	100.0%	$27,824,256

	*	Cost for federal income tax purposes is $26,272,999.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,556,990
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,556,990

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

482,909		Fidelity® VIP Growth Portfolio - Service Class 2 Shares		$16,529,975

		Total Investments in Securities
		(Cost $16,089,307)*	100.0%	$16,529,975
		Other Assets and Liabilities — Net	(0.0)	(3,921)

		Net Assets	100.0%	$16,526,054

	*	Cost for federal income tax purposes is $16,091,576.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$438,399
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$438,399

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

935,227		Fidelity® VIP Mid Cap Portfolio - Service Class 2 Shares		$29,945,978

		Total Investments in Securities
		(Cost $30,746,722)*	100.0%	$29,945,978
		Other Assets and Liabilities — Net	(0.0)	(6,816)

		Net Assets	100.0%	$29,939,162

	*	Cost for federal income tax purposes is the same as for financial reporting purposes.

		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(800,744)
		Net Unrealized Depreciation		$(800,744)

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.0%

		Aerospace/Defense: 2.0%
30,057		United Technologies Corp.	$1,904,111
			1,904,111
		Agriculture: 2.8%
34,838	S	Altria Group, Inc.	2,666,849
			2,666,849
		Apparel: 1.5%
41,600	@	Coach, Inc.	1,431,040
			1,431,040
		Auto Manufacturers: 0.5%
57,900		Ford Motor Co.	468,411
			468,411
		Banks: 5.8%
36,535		Bank of America Corp.	1,957,180
29,400		Bank of New York Co., Inc.	1,036,644
58,200		US Bancorp.	1,933,404
19,882		Wells Fargo & Co.	719,331
			5,646,559
		Biotechnology: 1.8%
10,252	@	Amgen, Inc.	733,326
14,500	@	Genzyme Corp.	978,315
			1,711,641
		Building Materials: 0.7%
52,300	@	Goodman Global, Inc.	698,205
			698,205
		Chemicals: 1.1%
14,400		Air Products & Chemicals, Inc.	955,728
7,120		Celanese Corp.	127,448
			1,083,176
		Computers: 1.6%
66,800	@	Seagate Technology, Inc.	1,542,412
2,600	@	Seagate Technology, Inc. - Escrow	—
			1,542,412
		Cosmetics/Personal Care: 2.3%
35,696		Procter & Gamble Co.	2,212,438
			2,212,438
		Distribution/Wholesale: 0.5%
8,100	@	Wesco International, Inc.	470,043
			470,043
		Diversified Financial Services: 8.3%
17,479		Capital One Financial Corp.	1,374,898

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
58,476		Citigroup, Inc.	$2,904,503
35,870		Countrywide Financial Corp.	1,256,885
10,800		Franklin Resources, Inc.	1,142,100
17,365		Merrill Lynch & Co., Inc.	1,358,290
			8,036,676
		Electric: 1.1%
39,100	@	Mirant Corp.	1,067,821
			1,067,821
		Electronics: 3.8%
115,600	@, @@	Flextronics International Ltd.	1,461,184
94,700		Symbol Technologies, Inc.	1,407,242
17,800	@	Thomas & Betts Corp.	849,238
			3,717,664
		Energy — Alternate Sources: 0.5%
49,600	@	Evergreen Energy, Inc.	521,296
			521,296
		Engineering & Construction: 1.0%
71,400	@@	ABB Ltd. ADR	941,052
			941,052
		Entertainment: 0.5%
11,900		International Game Technology	493,850
			493,850
		Food: 1.0%
18,000		Hershey Co.	962,100
			962,100
		Healthcare — Products: 3.4%
29,910		Johnson & Johnson	1,942,355
38,400	@	St. Jude Medical, Inc.	1,355,136
			3,297,491
		Healthcare — Services: 1.2%
30,200		Aetna, Inc.	1,194,410
			1,194,410
		Household Products/Wares: 0.8%
11,600		Clorox Co.	730,800
			730,800
		Insurance: 6.2%
13,900	@@	ACE Ltd.	760,747
29,100		American International Group, Inc.	1,928,166
29,000	@@	Axis Capital Holdings Ltd.	1,006,010
19,600		Metlife, Inc.	1,110,928
25,500		St. Paul Travelers Cos., Inc.	1,195,695
			6,001,546
		Internet: 1.1%
42,463	@	Yahoo!, Inc.	1,073,465
			1,073,465
		Investment Companies: 1.0%
43,279	@, @@	KKR Private Equity Investors LP	919,679
			919,679

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 1.2%
19,100		Allegheny Technologies, Inc.	$1,187,829
			1,187,829
		Media: 2.0%
37,500		News Corp., Inc.	736,875
39,800		Walt Disney Co.	1,230,218
			1,967,093
		Mining: 0.6%
11,800		Freeport-McMoRan Copper & Gold, Inc.	628,468
			628,468
		Miscellaneous Manufacturing: 5.3%
17,450	@	Cooper Industries Ltd.	1,487,089
68,505		General Electric Co.	2,418,227
27,046		Roper Industries, Inc.	1,210,038
			5,115,354
		Oil & Gas: 5.4%
37,415	S	ExxonMobil Corp.	2,510,547
26,020	@	Newfield Exploration Co.	1,002,811
11,300	@	Plains Exploration & Production Co.	484,883
21,400		Rowan Cos., Inc.	676,882
16,600	@	Southwestern Energy Co.	495,842
			5,170,965
		Oil & Gas Services: 3.0%
29,102		Schlumberger Ltd.	1,805,197
25,200	@	Weatherford International Ltd.	1,051,344
			2,856,541
		Pharmaceuticals: 6.2%
21,831	@	Medco Health Solutions, Inc.	1,312,261
84,258		Pfizer, Inc.	2,389,557
30,400	@@	Teva Pharmaceutical Industries Ltd. ADR	1,036,336
25,400		Abbott Laboratories	1,233,424
			5,971,578
		Retail: 5.0%
33,200		CVS Corp.	1,066,384
65,100		Staples, Inc.	1,583,883
30,500		Target Corp.	1,685,125
26,200	@	Urban Outfitters, Inc.	463,478
			4,798,870
		Semiconductors: 5.6%
45,000	@	Integrated Device Technology, Inc.	722,700
85,100		Intel Corp.	1,750,507
16,716		Maxim Integrated Products	469,218
38,000	@	QLogic Corp.	718,200
176,952	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,698,739
			5,359,364
		Software: 1.5%
52,979		Microsoft Corp.	1,447,916
			1,447,916

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Telecommunications: 6.7%
89,800		AT&T, Inc.		$2,923,888
30,974	@	Cisco Systems, Inc.		712,402
76,000		Motorola, Inc.		1,900,000
25,200		Qualcomm, Inc.		916,019
				6,452,309
		Total Common Stock
		(Cost $87,383,260)		89,749,022

Principal Amount				Value

SHORT-TERM INVESTMETS: 5.2%

		Repurchase Agreement: 5.2%
$5,003,000		Morgan Stanley Repurchase Agreement dated 09/29/06, 5.30%, due
		10/02/06, $5,005,210 to be received upon repurchase (Collaterallized by
		$5,150,000 Federal National Mortgage Association, 4.750% - 5.000%, Market Value plus accrued interest $5,132,091, due 01/23/09 - 02/21/13).		$5,003,000

		Total Short-Term Investments
		(Cost $5,003,000)		5,003,000

		Total Investments in Securities
		(Cost $92,386,260)*	98.2%	$94,752,022
		Other Assets and Liabilities — Net	1.8	1,774,101
		Net Assets	100.0%	$96,526,123

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S	Segregated securities for certain derivatives, when -issued or delayed
		delivery securities and forward currency exchange contracts.

	*	Cost for federal income tax purposes is $93,863,797.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,079,634
		Gross Unrealized Depreciation		(2,191,409)
		Net Unrealized Appreciation		$888,225

ING Fundamental Research Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500 E-Mini	72	$4,843,440	12/15/06	$29,870
				$29,870

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Capital Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%

		Advertising: 1.0%
7,270	@, L	Lamar Advertising Co.	$388,291
			388,291
		Aerospace/Defense: 1.6%
9,580		United Technologies Corp.	606,893
			606,893
		Beverages: 2.5%
14,220		PepsiCo, Inc.	927,997
			927,997
		Biotechnology: 6.7%
13,270	@	Amgen, Inc.	949,203
8,790	@	Celgene Corp.	380,607
4,550	@, L	Charles River Laboratories International, Inc.	197,516
4,690	@	Genentech, Inc.	387,863
20,660	@, L	Medimmune, Inc.	603,479
			2,518,668
		Commercial Services: 1.3%
7,740		Moody’s Corp.	506,041
			506,041
		Computers: 2.7%
3,730	@, L	Cognizant Technology Solutions Corp.	276,244
33,390	@	EMC Corp.	400,012
3,270	@, @@, L	Research In Motion Ltd.	335,698
			1,011,954
		Distribution/Wholesale: 0.7%
3,950		WW Grainger, Inc.	264,729
			264,729
		Diversified Financial Services: 13.9%
10,060		American Express Co.	564,165
29,810		Charles Schwab Corp.	533,599
780		Chicago Mercantile Exchange Holdings, Inc.	373,035
7,400		Fannie Mae	413,734
4,200		Franklin Resources, Inc.	444,150
26,790		Freddie Mac	1,776,981
3,570	L	Legg Mason, Inc.	360,070
4,320		Merrill Lynch & Co., Inc.	337,910
6,170		Morgan Stanley	449,855
			5,253,499
		Electronics: 0.6%
2,790	@	Fisher Scientific International, Inc.	218,290
			218,290
		Food: 0.4%
2,810	L	Hershey Co.	150,195
			150,195

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Capital Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products: 4.6%
13,980		Medtronic, Inc.	$649,231
10,320	@	St. Jude Medical, Inc.	364,193
7,140		Stryker Corp.	354,073
5,470	@, L	Zimmer Holdings, Inc.	369,225
			1,736,722
		Home Furnishings: 1.2%
5,530		Harman International Industries, Inc.	461,423
			461,423
		Household Products/Wares: 1.8%
9,080		Fortune Brands, Inc.	681,999
			681,999
		Internet: 6.1%
4,320	@, L	Checkfree Corp.	178,502
2,770	@	Google, Inc.	1,113,263
40,290	@, L	Yahoo!, Inc.	1,018,531
			2,310,296
		Lodging: 2.3%
7,160	L	Harrah’s Entertainment, Inc.	475,639
10,080		Marriott International, Inc.	389,491
			865,130
		Machinery — Diversified: 1.4%
8,890		Rockwell Automation, Inc.	516,509
			516,509
		Media: 3.1%
9,291	@	CBS Corp. - Class B	345,439
14,410		McGraw-Hill Cos., Inc.	836,212
			1,181,651
		Oil & Gas: 6.8%
14,870	@@	Canadian Natural Resources Ltd.	677,775
22,980		Chesapeake Energy Corp.	665,960
6,310	@, L	Quicksilver Resources, Inc.	201,289
14,010	@@, L	Suncor Energy, Inc.	1,009,421
			2,554,445
		Oil & Gas Services: 6.2%
13,540		Baker Hughes, Inc.	923,428
4,530	@	Grant Prideco, Inc.	172,276
14,340		Schlumberger Ltd.	889,510
8,230	@	Weatherford International Ltd.	343,356
			2,328,570
		Pharmaceuticals: 6.6%
8,640		Caremark Rx, Inc.	489,629
9,550	@	Medco Health Solutions, Inc.	574,051
5,580	L	Omnicare, Inc.	240,442
15,100		Pfizer, Inc.	428,236
19,360		Schering-Plough Corp.	427,662
6,340		Wyeth	322,326
			2,482,346

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Capital Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Retail: 7.2%
7,050	@, L	Chico’s FAS, Inc.		$151,787
25,090		Lowe’s Cos., Inc.		704,025
15,120	L	Target Corp.		835,380
18,130		Wal-Mart Stores, Inc.		894,172
3,750	L	Williams-Sonoma, Inc.		121,463
				2,706,827
		Semiconductors: 2.6%
11,080		Intel Corp.		227,916
23,790	L	Linear Technology Corp.		740,345
				968,261
		Software: 8.8%
13,660	@, L	Electronic Arts, Inc.		760,589
23,770		First Data Corp.		998,340
56,730		Microsoft Corp.		1,550,431
				3,309,360
		Telecommunications: 9.2%
25,850	@, L	American Tower Corp.		943,525
43,240	@	Cisco Systems, Inc.		994,520
7,000	@, L	Crown Castle International Corp.		246,680
16,880		Motorola, Inc.		422,000
4,710	@, L	NeuStar, Inc.		130,703
20,650		Qualcomm, Inc.		750,623
				3,488,051
		Total Common Stock
		(Cost $34,291,940)		37,438,147

Principal Amount				Value

SHORT-TERM INVESTMENTS: 20.4%

		U.S. Government Agency Obligations: 0.7%
$269,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$268,933

		Total U.S. Government Agency Obligations
		(Cost $268,933)		268,933

		Securities Lending CollateralCC: 19.7%
7,455,099		The Bank of New York Institutional Cash Reserves Fund		7,455,099

		Total Securities Lending Collateral
		(Cost $7,455,099)		7,455,099

		Total Short-Term Investments
		(Cost $7,724,032)		7,724,032

		Total Investments in Securities
		(Cost $42,015,972)*	119.7%	$45,162,179
		Other Assets and Liabilities — Net	(19.7)	(7,441,727)
		Net Assets	100.0%	$37,720,452

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Capital Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $42,765,812.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,403,099
	Gross Unrealized Depreciation	(1,006,732)
	Net Unrealized Appreciation	$2,396,367

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Structured Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.8%

		Aerospace/Defense: 4.0%
14,002		Boeing Co.	$1,104,058
13,900		Northrop Grumman Corp.	946,173
1,400		United Technologies Corp.	88,690
			2,138,921
		Agriculture: 5.3%
24,599		Archer-Daniels-Midland Co.	931,810
20,300		Monsanto Co.	954,303
9,636		Reynolds American, Inc.	597,143
6,487	L	UST, Inc.	355,682
			2,838,938
		Banks: 8.1%
36,200		Bank of America Corp.	1,939,234
24,800	L	Regions Financial Corp.	912,392
2,500		UnionBanCal Corp.	152,250
38,200		Wells Fargo & Co.	1,382,076
			4,385,952
		Biotechnology: 2.9%
11,500	@	Amgen, Inc.	822,595
9,200	@, L	Genentech, Inc.	760,840
			1,583,435
		Commercial Services: 1.0%
2,200	@@	Accenture Ltd.	69,762
3,000		Manpower, Inc.	183,810
5,100		McKesson Corp.	268,872
			522,444
		Computers: 5.7%
18,400	@	Computer Sciences Corp.	903,808
36,300		Hewlett-Packard Co.	1,331,847
2,200	@, X	Seagate Technology, Inc. - Escrow	—
42,692	@	Synopsys, Inc.	841,886
			3,077,541
		Cosmetics/Personal Care: 2.2%
4,100		Colgate-Palmolive Co.	254,610
14,889		Procter & Gamble Co.	922,820
			1,177,430
		Diversified Financial Services: 6.4%
12,400	@, L	AmeriCredit Corp.	309,876
6,966		Citigroup, Inc.	346,001
2,400		Countrywide Financial Corp.	84,096
33,300		JPMorgan Chase & Co.	1,563,768
14,700		Merrill Lynch & Co., Inc.	1,149,834
			3,453,575
		Electric: 3.5%
1,500		American Electric Power Co., Inc.	54,555

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Structured Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
20,651		PG&E Corp	$860,114
16,013		TXU Corp.	1,001,133
			1,915,802
		Electronics: 0.1%
1,328	@	Waters Corp.	60,132
			60,132
		Environmental Control: 0.2%
2,300		Waste Management, Inc.	84,364
			84,364
		Food: 2.0%
14,424	L	Kraft Foods, Inc.	514,360
6,800		Kroger Co.	157,352
14,100		Safeway, Inc.	427,935
			1,099,647
		Healthcare — Products: 1.0%
7,414		Johnson & Johnson	481,465
1,800	@	Kinetic Concepts, Inc.	56,628
			538,093
		Healthcare — Services: 0.5%
4,127	@	Humana, Inc.	272,753
			272,753
		Insurance: 6.6%
25,709		Genworth Financial, Inc.	900,072
24,000		Loews Corp.	909,600
14,399		MBIA, Inc.	884,675
3,700		Radian Group, Inc.	222,000
17,775		WR Berkley Corp.	629,057
			3,545,404
		Machinery — Construction & Mining: 1.3%
10,400		Caterpillar, Inc.	684,320
			684,320
		Media: 7.0%
33,105		CBS Corp. - Class B	932,568
8,773		Clear Channel Communications, Inc.	253,101
5,300	@	Comcast Corp.	195,305
3,200	@	Liberty Media Holding Corp.	267,424
1,600		McGraw-Hill Cos., Inc.	92,848
66,150		Time Warner, Inc.	1,205,915
26,151		Walt Disney Co.	808,327
			3,755,488
		Mining: 0.1%
1,000		Newmont Mining Corp.	42,750
			42,750
		Miscellaneous Manufacturing: 3.0%
46,056		General Electric Co.	1,625,777
			1,625,777
		Oil & Gas: 8.2%
2,031		Anadarko Petroleum Corp.	89,019

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Structured Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
15,400		Devon Energy Corp.	$972,510
39,372		ExxonMobil Corp.	2,641,861
3,700		Occidental Petroleum Corp.	178,007
8,900		Sunoco, Inc.	553,491
			4,434,888
		Oil & Gas Services: 1.5%
13,400		Schlumberger Ltd.	831,202
			831,202
		Pharmaceuticals: 8.7%
19,458		AmerisourceBergen Corp.	879,502
12,400		Caremark Rx, Inc.	702,708
2,800	@	Express Scripts, Inc.	211,372
3,600	@, L	King Pharmaceuticals, Inc.	61,308
24,717		Merck & Co., Inc.	1,035,642
61,995		Pfizer, Inc.	1,758,178
1,100		Wyeth	55,924
			4,704,634
		Real Estate Investment Trusts: 1.0%
6,000		Equity Office Properties Trust	238,560
2,648		Kimco Realty Corp.	113,520
2,699		New Century Financial Corp.	106,098
1,100		Prologis	62,766
			520,944
		Retail: 4.2%
36,400	@, L	Autonation, Inc.	760,760
32,337		Circuit City Stores, Inc.	811,982
7,200		Dillard’s, Inc.	235,656
7,723	@	Office Depot, Inc.	306,603
4,900	@, L	Starbucks Corp.	166,845
			2,281,846
		Savings & Loans: 0.9%
4,824	L	Hudson City Bancorp., Inc.	63,918
10,000		Washington Mutual, Inc.	434,700
			498,618
		Semiconductors: 3.6%
51,000	@	Micron Technology, Inc.	887,400
32,358		Texas Instruments, Inc.	1,075,904
			1,963,304
		Software: 3.0%
5,483		First Data Corp.	230,286
1,400		Global Payments, Inc.	61,614
38,300		Microsoft Corp.	1,046,739
5,500		SEI Investments Co.	309,045
			1,647,684
		Telecommunications: 5.3%
20,200	L	CenturyTel, Inc.	801,334
63,500	@	Cisco Systems, Inc.	1,460,500
6,720		Embarq Corp.	325,046
13,500		Sprint Nextel Corp.	231,525
1,000	@, L	US Cellular Corp.	59,700
			2,878,105

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Structured Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Transportation: 1.5%
6,400		CSX Corp.		$210,112
5,600		Norfolk Southern Corp.		246,680
5,800		Overseas Shipholding Group		358,266
				815,058
		Total Common Stock
		(Cost $47,831,561)		53,379,049

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.8%

		Securities Lending CollateralCC: 8.8%
$4,751,701		The Bank of New York Institutional Cash Reserves Fund		$4,751,701

		Total Short-Term Investments
		(Cost $4,751,701)		4,751,701

		Total Investments in Securities
		(Cost $52,583,262)*	107.6%	$58,130,750
		Other Assets and Liabilities — Net	(7.6)	(4,114,714)
		Net Assets	100.0%	$54,016,036

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $53,065,064.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,362,077
		Gross Unrealized Depreciation		(296,391)
		Net Unrealized Appreciation		$5,065,686

ING Goldman Sachs Structured Equity Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500 E-Mini	5	$336,350	12/15/06	$3,953
				$3,953

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%

		Australia: 1.5%
622,689		BHP Billiton Ltd.	$11,804,025
364,300		Zinifex Ltd.	3,183,342
			14,987,367
		Belgium: 1.8%
334,800		Dexia	8,669,865
221,015		Fortis	8,962,071
			17,631,936
		Brazil: 1.4%
428,782		Cia Vale do Rio Doce ADR	9,244,540
55,386		Petroleo Brasileiro SA ADR	4,643,008
			13,887,548
		Finland: 1.4%
693,612		Nokia OYJ	13,663,374
			13,663,374
		France: 13.5%
59,314		Accor SA	4,036,961
547,328		AXA SA	20,168,554
172,906		BNP Paribas	18,581,491
199,399		Cie de Saint-Gobain	14,456,166
93,548	L	Imerys SA	7,822,727
116,953	L	Lafarge SA	15,086,838
161,900		Sanofi-Aventis	14,393,681
586,996	L	Total SA	38,501,335
			133,047,753
		Germany: 4.3%
78,706		BASF AG	6,310,047
132,270		Bayerische Motoren Werke AG	7,080,243
379,790		Deutsche Post AG	9,954,122
3,887		Linde AG	366,226
41,154		SAP AG	8,153,591
116,393		Siemens AG	10,129,065
			41,993,294
		Hong Kong: 1.2%
1,252,500		Esprit Holdings Ltd.	11,413,859
			11,413,859
		Ireland: 0.8%
414,391		Bank of Ireland	8,066,486
			8,066,486
		Italy: 6.0%
1,224,000		Banca Intesa S.p.A.	8,047,844
1,021,961	L	ENI S.p.A.	30,365,989
629,256		Mediaset S.p.A.	6,762,488
1,695,400		UniCredito Italiano S.p.A.	14,070,023
			59,246,344

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan: 22.2%
257,200	L	Astellas Pharma, Inc.	$10,354,770
1,066,000		Bank of Yokohama Ltd.	8,410,331
264,300		Canon, Inc.	13,812,157
177,400		Credit Saison Co., Ltd.	7,481,261
232,800		Daikin Industries Ltd.	6,895,430
33,800		Hirose Electric Co., Ltd.	4,481,943
437,800	L	Honda Motor Co., Ltd.	14,713,267
327,800		Hoya Corp.	12,362,776
500,900		Mitsubishi Corp.	9,434,876
1,654		Mitsubishi UFJ Financial Group, Inc.	21,283,217
486,000		Mitsui Fudosan Co., Ltd.	11,052,808
1,726		Mizuho Financial Group, Inc.	13,401,148
110,700		Nidec Corp.	8,349,943
535,500		Nikko Cordial Corp.	6,223,584
168,400		Nitto Denko Corp.	9,976,048
297,200		Seven & I Holdings Co., Ltd.	9,575,173
148,400		Shin-Etsu Chemical Co., Ltd.	9,477,550
63,100		SMC Corp.	8,358,606
222,600		Sony Corp.	8,989,939
944,000		Sumitomo Corp.	11,803,141
1,196		Sumitomo Mitsui Financial Group, Inc.	12,559,039
			218,997,007
		Mexico: 0.5%
55,400		Fomento Economico Mexicano SA de CV ADR	5,370,476
			5,370,476
		Netherlands: 3.1%
257,395		Koninklijke Philips Electronics NV	9,009,172
636,965		Reed Elsevier NV	10,620,741
400,469		Wolters Kluwer NV	10,432,614
			30,062,527
		South Korea: 0.8%
23,163	#	Samsung Electronics Co., Ltd. GDR	8,124,793
			8,124,793
		Spain: 1.5%
657,700		Banco Bilbao Vizcaya Argentaria SA	15,209,432
			15,209,432
		Sweden: 1.6%
4,587,700		Telefonaktiebolaget LM Ericsson	15,850,370
			15,850,370
		Switzerland: 11.9%
144,129		Adecco SA	8,689,578
145,699		Holcim Ltd.	11,899,231
53,879		Nestle SA	18,774,036
303,096		Novartis AG	17,683,593
100,710		Roche Holding AG	17,399,381
424,222		UBS AG	25,358,576
71,271		Zurich Financial Services AG	17,498,611
			117,303,006
		United Kingdom: 24.3%
1,453,444		Barclays PLC	18,328,794
951,079		BG Group PLC	11,556,929

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		United Kingdom (continued)
157,500		BHP Billiton PLC		$2,713,894
461,171		British Land Co. PLC		11,764,373
1,464,092		Centrica PLC		8,910,245
826,487		GlaxoSmithKline PLC		21,980,291
1,810,800		HSBC Holdings PLC		33,052,821
1,639,661		Kingfisher PLC		7,532,635
449,677		Royal Bank of Scotland Group PLC		15,472,483
282,130		Schroders PLC		4,567,050
957,892		Smith & Nephew PLC		8,781,030
479,200		Standard Chartered PLC		12,264,076
3,175,260		Tesco PLC		21,395,803
9,491,980		Vodafone Group PLC		21,681,414
2,679,670		WM Morrison Supermarkets PLC		12,201,547
731,527		Wolseley PLC		15,353,435
955,177		WPP Group PLC		11,831,773
				239,388,593
		Total Common Stock
		(Cost $723,498,544)		964,244,165

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.1%

		U.S. Government Agency Obligation: 1.7%
$16,669,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$16,664,833

		Total U.S. Government Agency Obligations
		(Cost $16,664,833)		16,664,833

		Securities Lending CollateralCC: 6.4%
63,602,380		The Bank of New York Institutional Cash Reserves Fund		63,602,380

		Total Securities Lending Collateral
		(Cost $63,602,380)		63,602,380

		Total Short-Term Investments
		(Cost $80,267,213)		80,267,213

		Total Investments in Securities
		(Cost $803,765,757)*	105.9%	$1,044,511,378
		Other Assets and Liabilities — Net	(5.9)	(57,967,324)
		Net Assets	100.0%	$986,544,054

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $806,311,832.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$246,432,291
		Gross Unrealized Depreciation		(8,232,745)
		Net Unrealized Appreciation		$238,199,546

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2006 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.2%
Auto Manufacturers	2.2
Banks	22.1
Beverages	0.6
Building Materials	5.7
Chemicals	2.6
Commercial Services	0.9
Distribution/Wholesale	4.9
Diversified Financial Services	4.4
Electronics	2.6
Engineering & Construction	0.1
Federal Home Loan Bank	1.7
Food	5.3
Gas	0.9
Hand/Machine Tools	1.7
Healthcare - Products	0.9
Home Furnishings	0.9
Insurance	3.8
Lodging	0.4
Media	2.8
Mining	2.7
Miscellaneous Manufacturing	1.0
Office/Business Equipment	1.4
Oil & Gas	8.6
Pharmaceuticals	8.3
Real Estate	2.3
Retail	1.7
Semiconductors	0.8
Software	0.8
Telecommunications	5.2
Transportation	1.0
Securities Lending Collateral	6.4
Other Assets and Liabilities - Net	(5.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%

		Advertising: 0.6%
58,300	@, L	Clear Channel Outdoor Holdings, Inc.	$1,189,320
			1,189,320
		Apparel: 3.2%
30,400	@, L	Columbia Sportswear Co.	1,697,232
71,100		VF Corp.	5,186,745
			6,883,977
		Banks: 8.3%
31,300		Cullen/Frost Bankers, Inc.	1,809,766
29,700	L	M&T Bank Corp.	3,562,812
92,950		North Fork Bancorp., Inc.	2,662,088
28,400		Northern Trust Corp.	1,659,412
31,200		Synovus Financial Corp.	916,344
63,000		TCF Financial Corp.	1,656,270
30,400	L	Webster Financial Corp.	1,432,144
50,400		Wilmington Trust Corp.	2,245,320
22,100		Zions Bancorp.	1,763,801
			17,707,957
		Beverages: 1.9%
12,300		Brown-Forman Corp.	942,795
105,600	@	Constellation Brands, Inc.	3,039,168
			3,981,963
		Building Materials: 2.8%
46,800	L	American Standard Cos., Inc.	1,964,196
52,800	L	Vulcan Materials Co.	4,131,600
			6,095,796
		Chemicals: 4.8%
43,054		Albemarle Corp.	2,339,124
35,000		Ashland, Inc.	2,232,300
40,500		PPG Industries, Inc.	2,716,740
39,600		Sigma-Aldrich Corp.	2,996,532
			10,284,696
		Commercial Services: 0.4%
39,500	@, L	Interactive Data Corp.	788,025
			788,025
		Computers: 1.8%
35,200	@, L	Affiliated Computer Services, Inc.	1,825,472
51,300	@	NCR Corp.	2,025,324
			3,850,796
		Cosmetics/Personal Care: 0.8%
44,200	L	Estee Lauder Cos., Inc.	1,782,586
			1,782,586

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 1.5%
74,600		Genuine Parts Co.	$3,217,498
			3,217,498
		Diversified Financial Services: 1.5%
80,000	@	E*Trade Financial Corp.	1,913,600
25,900		T. Rowe Price Group, Inc.	1,239,315
			3,152,915
		Electric: 5.8%
56,900		American Electric Power Co., Inc.	2,069,453
60,900		Energy East Corp.	1,444,548
27,200		FirstEnergy Corp.	1,519,392
46,500		PG&E Corp	1,936,725
49,300		PPL Corp.	1,621,970
48,600	L	SCANA Corp.	1,957,122
80,100		Westar Energy, Inc.	1,883,151
			12,432,361
		Electrical Components & Equipment: 1.0%
48,900		Ametek, Inc.	2,129,595
			2,129,595
		Electronics: 1.6%
22,100		Amphenol Corp.	1,368,653
13,600	@	Arrow Electronics, Inc.	373,048
59,300	L	Jabil Circuit, Inc.	1,694,201
			3,435,902
		Environmental Control: 0.9%
46,700		Republic Services, Inc.	1,877,807
			1,877,807
		Food: 2.4%
56,950	@	Dean Foods Co.	2,393,039
121,500		Del Monte Foods Co.	1,269,675
47,400		Supervalu, Inc.	1,405,410
			5,068,124
		Forest Products & Paper: 1.2%
23,534		MeadWestvaco Corp.	623,886
51,906		Rayonier, Inc.	1,962,047
			2,585,933
		Gas: 2.4%
34,000		AGL Resources, Inc.	1,241,000
51,300		Energen Corp.	2,147,931
69,500		UGI Corp.	1,699,275
			5,088,206
		Healthcare — Products: 0.7%
32,178	@, L	Henry Schein, Inc.	1,613,405
			1,613,405
		Healthcare — Services: 4.0%
51,400	@	Community Health Systems, Inc.	1,919,790
84,400	@	Coventry Health Care, Inc.	4,348,288
37,100		Quest Diagnostics	2,269,036
			8,537,114

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Holding Companies — Diversified: 0.9%
47,700	L	Walter Industries, Inc.	$2,035,836
			2,035,836
		Household Products/Wares: 2.8%
44,400		Clorox Co.	2,797,200
41,700		Fortune Brands, Inc.	3,132,087
			5,929,287
		Insurance: 8.3%
93,700		Assurant, Inc.	5,004,517
55,861		Cincinnati Financial Corp.	2,684,680
34,900	@@	IPC Holdings Ltd.	1,061,658
30,500	L	MGIC Investment Corp.	1,829,085
147,150		Old Republic International Corp.	3,259,373
37,100	L	Principal Financial Group	2,013,788
32,900		Safeco Corp.	1,938,797
			17,791,898
		Lodging: 1.2%
95,000	L	Hilton Hotels Corp.	2,645,750
			2,645,750
		Media: 3.5%
64,500	L	Cablevision Systems Corp.	1,464,795
87,200		Clear Channel Communications, Inc.	2,515,720
35,900		McClatchy Co.	1,514,621
2,690		Washington Post	1,982,530
			7,477,666
		Miscellaneous Manufacturing: 3.5%
29,700		Carlisle Cos., Inc.	2,497,770
9,800	@	Cooper Industries Ltd.	835,156
47,900		Crane Co.	2,002,220
25,700		Dover Corp.	1,219,208
11,400		Harsco Corp.	885,210
			7,439,564
		Oil & Gas: 1.8%
62,300		Devon Energy Corp.	3,934,245
			3,934,245
		Packaging & Containers: 1.3%
68,400	L	Ball Corp.	2,766,780
			2,766,780
		Pharmaceuticals: 1.5%
55,500	L	Omnicare, Inc.	2,391,495
60,200	@, L	Warner Chilcott Ltd.	800,660
			3,192,155
		Pipelines: 4.4%
42,100		Kinder Morgan, Inc.	4,414,185
31,800		Questar Corp.	2,600,286
97,600		Williams Cos., Inc.	2,329,712
			9,344,183
		Real Estate: 2.1%
79,100	@@, L	Brookfield Properties Co.	2,793,812

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Real Estate (continued)
31,100		Forest City Enterprises, Inc.		$1,688,730
				4,482,542
		Real Estate Investment Trusts: 2.0%
41,700		iStar Financial, Inc.		1,738,890
24,300	L	Vornado Realty Trust		2,648,700
				4,387,590
		Retail: 8.0%
86,900	L	Applebees International, Inc.		1,869,219
72,823	@, L	Autonation, Inc.		1,522,001
33,200	@	Autozone, Inc.		3,429,560
18,052		Federated Department Stores, Inc.		780,027
92,800		Limited Brands, Inc.		2,458,272
57,800	L	OSI Restaurant Partners, Inc.		1,832,838
95,000	L	Tiffany & Co.		3,154,000
77,500		TJX Cos., Inc.		2,172,325
				17,218,242
		Savings & Loans: 1.0%
26,800		Golden West Financial Corp.		2,070,300
				2,070,300
		Telecommunications: 4.5%
46,700	L	Alltel Corp.		2,591,850
79,300	L	CenturyTel, Inc.		3,145,831
47,900		Telephone & Data Systems, Inc.		1,956,715
144,421		Windstream Corp.		1,904,913
				9,599,309
		Transportation: 0.9%
45,400		Norfolk Southern Corp.		1,999,869
				1,999,869
		Total Common Stock
		(Cost $183,008,820)		204,019,192

Principal Amount				Value

SHORT-TERM INVESTMENTS: 19.9%

		U.S. Government Agency Obligation: 4.2%
$8,891,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$8,888,777

		Total U.S. Government Agency Obligations
		(Cost $8,888,777)		8,888,777

		Securities Lending CollateralCC: 15.7%
33,621,959		The Bank of New York Institutional Cash Reserves Fund		33,621,959

		Total Securities Lending Collateral
		(Cost $33,621,959)		33,621,959

		Total Short-Term Investments
		(Cost $42,510,736)		42,510,736

		Total Investments in Securities
		(Cost $225,519,556)*	115.2%	$246,529,928
		Other Assets and Liabilities — Net	(15.2)	(32,600,244)
		Net Assets	100.0%	$213,929,684

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $225,713,972.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$23,819,956
	Gross Unrealized Depreciation	(3,004,000)
	Net Unrealized Appreciation	$20,815,956

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.6%

		Aerospace/Defense: 3.4%
550,500	L	L-3 Communications Holdings, Inc.	$43,120,665
			43,120,665
		Biotechnology: 15.2%
859,190	@, L	Amgen, Inc.	61,457,861
1,129,200	@, L	Biogen Idec, Inc.	50,452,656
98,300	@	BioMimetic Therapeutics, Inc.	768,706
31,700	@, L	Genentech, Inc.	2,621,590
936,070	@, L	Genzyme Corp.	63,156,643
34,300	@, L	Micromet, Inc.	91,581
713,700	@, L	Millennium Pharmaceuticals, Inc.	7,101,315
198,300	@, L	Vertex Pharmaceuticals, Inc.	6,672,795
			192,323,147
		Computers: 2.5%
31,500	@, L	LaserCard Corp.	410,760
534,600	@	Quantum Corp.	1,165,428
435,800	@, L	Sandisk Corp.	23,332,732
280,766	@, L	Seagate Technology, Inc.	6,482,887
83,100	@, X	Seagate Technology, Inc. - Escrow	1
			31,391,808
		Diversified Financial Services: 10.9%
76,800		CIT Group, Inc.	3,734,784
125,200		Cohen & Steers, Inc.	4,051,472
2,696		Goldman Sachs Group, Inc.	456,082
933,208	L	Lehman Brothers Holdings, Inc.	68,926,743
782,160	L	Merrill Lynch & Co., Inc.	61,180,555
			138,349,636
		Exchange Traded Fund: 1.1%
327,200	L	Nasdaq-100 Index Tracking Stock	13,300,680
			13,300,680
		Healthcare — Products: 1.5%
79,800	@, L	Biosite, Inc.	3,689,154
20,900	@	BioVeris Corp.	196,251
230,100		Johnson & Johnson	14,942,694
			18,828,099
		Healthcare — Services: 4.7%
1,214,500		UnitedHealth Group, Inc.	59,753,400
			59,753,400
		Media: 18.5%
1,205,700	L	Cablevision Systems Corp.	27,381,447
181,805		CBS Corp. - Class B	5,121,447
112,300	@, L	Comcast Corp. - Class A	4,138,255
1,768,190	@, L	Comcast Corp. - Special Class A	65,087,074
193,210	@, L	Discovery Holding Co.	2,793,817

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
61,346	@, L	Liberty Global, Inc. - Class A	$1,579,046
62,213	@, L	Liberty Global, Inc. - Series C	1,559,058
158,855	@	Liberty Media Holding Corp.	13,275,512
769,275	@	Liberty Media Holding Corp. - Interactive	15,677,825
2,534,720	@, L	Sirius Satellite Radio, Inc.	9,910,755
2,892,530	L	Time Warner, Inc.	52,730,822
181,805	@	Viacom Inc. - Class B	6,759,510
884,500	L	Walt Disney Co.	27,339,895
93,300		World Wrestling Entertainment, Inc.	1,532,919
			234,887,382
		Miscellaneous Manufacturing: 5.4%
408,300	L	Pall Corp.	12,579,723
2,016,395	@@, L	Tyco International Ltd.	56,438,896
			69,018,619
		Oil & Gas: 4.0%
1,149,000		Anadarko Petroleum Corp.	50,360,670
5,645	@, L	Bill Barrett Corp.	138,641
			50,499,311
		Oil & Gas Services: 5.8%
540,700	@	Grant Prideco, Inc.	20,562,821
1,277,800	@, L	Weatherford International Ltd.	53,309,816
			73,872,637
		Pharmaceuticals: 8.5%
136,500	@, L	Alkermes, Inc.	2,163,525
1,457,044	@, L	Forest Laboratories, Inc.	73,740,997
499,600	@, L	ImClone Systems, Inc.	14,148,672
94,400	@, L	Isis Pharmaceuticals, Inc.	677,792
326,700	@, L	King Pharmaceuticals, Inc.	5,563,701
74,600	@	Nabi Biopharmaceuticals	431,188
80,050		Pfizer, Inc.	2,270,218
67,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,312,393
306,600	L	Valeant Pharmaceuticals International	6,064,548
27,445	@, L	ViaCell, Inc.	115,269
			107,488,303
		Retail: 0.2%
193,300	@, L	Charming Shoppes, Inc.	2,760,324
13,000	@, L	J Crew Group, Inc.	390,910
			3,151,234
		Semiconductors: 6.9%
546,800	@, L	Broadcom Corp.	16,589,912
90,400	@, L	Cabot Microelectronics Corp.	2,605,328
328,000	@, L	Cirrus Logic, Inc.	2,391,120
117,000	@, L	Cree, Inc.	2,352,870
86,600	@, L	DSP Group, Inc.	1,978,810
92,029	@	Freescale Semiconductor, Inc.	3,498,022
683,100		Intel Corp.	14,051,367
2,304,000	@, L	Micron Technology, Inc.	40,089,600
296,100	@, L	Teradyne, Inc.	3,896,676
			87,453,705
		Software: 1.3%
97,800	@, L	Advent Software, Inc.	3,541,338
239,400	@, L	Autodesk, Inc.	8,326,332

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Software (continued)
176,900	L	Microsoft Corp.		$4,834,677
				16,702,347
		Telecommunications: 3.7%
254,100	@, L	C-COR, Inc.		2,180,178
1,410,200		Motorola, Inc.		35,255,000
302,900	@@	Nokia OYJ ADR		5,964,101
475,100	@, L	RF Micro Devices, Inc.		3,601,257
				47,000,536
		Total Common Stock
		(Cost $868,213,602)		1,187,141,509

Principal Amount				Value

SHORT-TERM INVESTMENTS: 26.2%

		U.S. Government Agency Obligations: 5.8%
$73,408,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$73,389,648

		Total U.S. Government Agency Obligations
		(Cost $73,389,648)		73,389,648

		Securities Lending CollateralCC: 20.4%
259,369,252		The Bank of New York Institutional Cash Reserves Fund		259,369,252

		Total Securities Lending Collateral
		(Cost $259,369,252)		259,369,252

		Total Short-Term Investments
		(Cost $332,758,900)		332,758,900

		Total Investments in Securities
		(Cost $1,200,972,502)*	119.8%	$1,519,900,409
		Other Assets and Liabilities — Net	(19.8)	(251,191,939)
		Net Assets	100.0%	$1,268,708,470

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $1,202,316,218.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$327,732,058
		Gross Unrealized Depreciation		(10,147,867)
		Net Unrealized Appreciation		$317,584,191

ING Legg Mason Partners Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.6%

		Beverages: 5.1%
26,900		Coca-Cola Co.	$1,201,892
18,800		PepsiCo, Inc.	1,226,888
			2,428,780
		Biotechnology: 14.2%
36,800	@	Amgen, Inc.	2,632,304
32,400	@	Biogen Idec, Inc.	1,447,632
32,600	@	Genentech, Inc.	2,696,020
			6,775,956
		Cosmetics/Personal Care: 3.8%
29,190		Procter & Gamble Co.	1,809,196
			1,809,196
		Diversified Financial Services: 7.2%
25,900		Merrill Lynch & Co., Inc.	2,025,898
19,300		Morgan Stanley	1,407,163
			3,433,061
		Food: 2.5%
25,575		WM Wrigley Jr. Co.	1,177,985
			1,177,985
		Healthcare — Products: 4.0%
17,800		Johnson & Johnson	1,155,932
16,700		Medtronic, Inc.	775,548
			1,931,480
		Insurance: 5.9%
19,800		American International Group, Inc.	1,311,948
16	@	Berkshire Hathaway, Inc.	1,532,800
			2,844,748
		Internet: 15.9%
35,900	@	Akamai Technologies, Inc.	1,794,641
65,400	@	Amazon.com, Inc.	2,100,648
45,700	@	eBay, Inc.	1,296,052
41,100	@	IAC/Inter Active Corp.	1,182,036
48,900	@	Yahoo!, Inc.	1,236,192
			7,609,569
		Media: 5.7%
81,100		Time Warner, Inc.	1,478,453
40,700		Walt Disney Co.	1,258,037
			2,736,490
		Miscellaneous Manufacturing: 2.0%
27,000		General Electric Co.	953,100
			953,100

ING Legg Mason Partners	PORTFOLIO OF INVESTMENTS
Large Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Pharmaceuticals: 3.7%
61,600		Pfizer, Inc.		$1,746,976
				1,746,976
		Retail: 3.0%
39,700		Home Depot, Inc.		1,439,919
				1,439,919
		Semiconductors: 7.1%
66,000		Intel Corp.		1,357,620
60,800		Texas Instruments, Inc.		2,021,600
				3,379,220
		Software: 8.2%
28,400	@	Electronic Arts, Inc.		1,581,312
49,400		Microsoft Corp.		1,350,102
47,100	@	Red Hat, Inc.		992,868
				3,924,282
		Telecommunications: 11.3%
57,600	@	Cisco Systems, Inc.		1,324,800
53,900	@	Juniper Networks, Inc.		931,392
81,100		Motorola, Inc.		2,027,500
30,200		Qualcomm, Inc.		1,097,770
				5,381,462
		Total Investments in Securities
		(Cost $43,366,179)*	99.6%	$47,572,224
		Other Assets and Liabilities — Net	0.4	167,662
		Net Assets	100.0%	$47,739,886

	@	Non-income producing security

	*	Cost for federal income tax purposes is $43,898,033.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,063,239
		Gross Unrealized Depreciation		(2,389,048)
		Net Unrealized Appreciation		$3,674,191

ING Lord Abbett U.S. Government Securities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2006 (Unaudited)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.5%

		Agency Collateral PAC CMO: 0.1%
$65,000	C	6.500%, due 06/15/08	$65,041
			65,041
		Federal Government Loan Mortgage Corporation: 21.9%
260,329		5.000%, due 01/01/19	256,555
1,758,015		5.000%, due 04/01/20	1,728,134
160,599		5.000%, due 05/01/20	157,869
1,040,925		5.000%, due 10/01/20	1,023,233
695,432		5.000%, due 12/01/20	683,611
1,089,322		5.000%, due 04/01/21	1,070,446
577,983		5.000%, due 08/01/21	567,968
5,265,000	W	5.500%, due 10/15/18	5,261,709
140,017		5.500%, due 01/01/21	140,035
866,277		5.500%, due 03/01/21	866,034
440,000		6.000%, due 09/01/21	446,339
231,581		7.000%, due 04/01/32	238,435
			12,440,368
		Federal Home Loan Mortgage Corporation: 0.6%
360,176		4.199%, due 01/01/34	352,703
			352,703
		Federal National Mortgage Association: 43.3%
243,662		3.497%, due 08/01/33	239,939
486,451		5.402%, due 04/01/36	498,634
5,104,449		5.500%, due 10/01/35	5,032,994
530,000	W	5.500%, due 10/15/35	522,215
11,360,106		5.500%, due 02/01/36	11,195,948
2,113,776		5.500%, due 03/01/36	2,083,231
611,160		5.502%, due 04/01/36	611,678
419,757		5.519%, due 04/01/36	420,952
3,781,000		6.000%, due 05/15/11	3,953,814
			24,559,405
		Government National Mortgage Association: 13.6%
6,680,000	W	5.500%, due 10/15/34	6,636,166
1,072,656		5.500%, due 04/15/36	1,065,825
			7,701,991
		Total U.S. Government Agency Obligations
		(Cost $44,662,415)	45,119,508

U.S. TREASURY OBLIGATIONS: 20.4%

		U.S. Treasury Bonds: 13.2%
4,909,000		4.250%, due 08/15/13	4,806,986
384,000		4.875%, due 02/15/12	389,475
402,000		5.125%, due 05/15/16	417,138
148,000		5.250%, due 02/15/29	156,545
1,473,000		6.125%, due 08/15/29	1,736,877
			7,507,021

ING Lord Abbett	PORTFOLIO OF INVESTMENTS
U.S. Government Securities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		U.S. Treasury Notes: 7.2%
$4,000,000		5.125%, due 06/30/11		$4,089,532
				4,089,532
		Total U.S. Treasury Obligations
		(Cost $11,441,318)		11,596,553
		Total Long-Term Investments
		(Cost $56,103,733)		56,716,061

SHORT-TERM INVESTMENTS: 19.3%

		U.S. Government Agency Obligation: 19.3%
10,938,000		Federal Home Loan Bank, 4.400%, due 10/02/06		10,935,326

		Total Short-Term Investments
		(Cost $10,935,326)		10,935,326

		Total Investments in Securities
		(Cost $67,039,059)*	119.2%	$67,651,387
		Other Assets and Liabilities — Net	(19.2)	(10,914,977)
		Net Assets	100.0%	$56,736,410

	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.

	*	Cost for federal income tax purposes is $67,071,047.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$626,275
		Gross Unrealized Depreciation		(45,935)
		Net Unrealized Appreciation		$580,340

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%

		Aerospace/Defense: 1.4%
38,200		L-3 Communications Holdings, Inc.	$2,992,206
			2,992,206
		Auto Parts & Equipment: 0.9%
26,900		Johnson Controls, Inc.	1,929,806
			1,929,806
		Building Materials: 1.8%
128,072	@, @@	Cemex SA de CV ADR	3,852,406
			3,852,406
		Coal: 3.9%
120,800		Arch Coal, Inc.	3,492,328
55,800		Foundation Coal Holdings, Inc.	1,806,246
77,700		Peabody Energy Corp.	2,857,806
			8,156,380
		Computers: 1.7%
61,400	@	Lexmark International, Inc.	3,540,324
			3,540,324
		Diversified Financial Services: 5.2%
97,700		Countrywide Financial Corp.	3,423,408
24,600		Goldman Sachs Group, Inc.	4,161,582
42,100		Merrill Lynch & Co., Inc.	3,293,062
			10,878,052
		Electric: 5.8%
40,900		Exelon Corp.	2,476,086
110,300	@	Mirant Corp.	3,012,293
39,300	@	NRG Energy, Inc.	1,780,290
78,700		TXU Corp.	4,920,324
			12,188,993
		Engineering & Construction: 1.4%
118,600	@@	Chicago Bridge & Iron Co. NV	2,853,516
			2,853,516
		Healthcare — Products: 4.2%
187,100	@	Boston Scientific Corp.	2,767,209
66,800		Medtronic, Inc.	3,102,192
45,900	@	Zimmer Holdings, Inc.	3,098,250
			8,967,651
		Healthcare — Services: 5.7%
101,600		Aetna, Inc.	4,018,280
86,200		UnitedHealth Group, Inc.	4,241,040
49,200	@	WellPoint, Inc.	3,790,860
			12,050,180

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Builders: 10.4%
68,200		Centex Corp.	$3,588,684
152,400		D.R. Horton, Inc.	3,649,980
84,600		KB Home	3,705,480
78,000		Lennar Corp.	3,529,500
6,300	@	NVR, Inc.	3,370,500
53,400		Pulte Homes, Inc.	1,701,324
81,900	@	Toll Brothers, Inc.	2,299,752
			21,845,220
		Home Furnishings: 1.3%
33,100		Whirlpool Corp.	2,784,041
			2,784,041
		Insurance: 5.2%
69,300		American International Group, Inc.	4,591,818
1,200	@	Berkshire Hathaway, Inc. - Class B	3,808,800
28,800		Hartford Financial Services Group, Inc.	2,498,400
			10,899,018
		Internet: 2.6%
113,800	@, @@	Check Point Software Technologies	2,167,890
157,100	@	Symantec Corp.	3,343,088
			5,510,978
		Leisure Time: 1.8%
61,800		Harley-Davidson, Inc.	3,877,950
			3,877,950
		Machinery — Construction & Mining: 5.3%
46,400		Caterpillar, Inc.	3,053,120
98,600		Joy Global, Inc.	3,708,346
99,500	@	Terex Corp.	4,499,390
			11,260,856
		Mining: 2.1%
51,800		Phelps Dodge Corp.	4,387,460
			4,387,460
		Miscellaneous Manufacturing: 1.7%
10,700		Eaton Corp.	736,695
81,600		General Electric Co.	2,880,480
			3,617,175
		Oil & Gas: 15.0%
48,800		Anadarko Petroleum Corp.	2,138,904
77,600	@@	Canadian Natural Resources Ltd.	3,537,008
86,700	@	Denbury Resources, Inc.	2,505,630
27,100		EOG Resources, Inc.	1,762,855
56,800		ExxonMobil Corp.	3,811,280
32,600	@@	Petroleo Brasileiro SA ADR	2,732,858
82,100	@	Quicksilver Resources, Inc.	2,618,990
90,200	@	Southwestern Energy Co.	2,694,274
149,700	@@	Talisman Energy, Inc.	2,452,086
55,300		Valero Energy Corp.	2,846,291
67,500	@, @@, X	Western Oil Sands, Inc.	1,727,325
65,500		XTO Energy, Inc.	2,759,515
			31,587,016

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Oil & Gas Services: 0.9%
32,200	@	National Oilwell Varco, Inc.		$1,885,310
				1,885,310
		Pharmaceuticals: 4.1%
46,300		Caremark Rx, Inc.		2,623,821
67,900	@	NBTY, Inc.		1,987,433
79,900	@@	Shire PLC ADR		3,946,261
				8,557,515
		Retail: 6.9%
47,300		Best Buy Co., Inc.		2,533,388
76,600		Federated Department Stores, Inc.		3,309,886
87,600		Home Depot, Inc.		3,177,252
48,800		JC Penney Co., Inc.		3,337,432
81,600		TJX Cos., Inc.		2,287,248
				14,645,206
		Savings & Loans: 0.8%
130,200		Hudson City Bancorp., Inc.		1,725,150
				1,725,150
		Semiconductors: 2.1%
109,800	@	Advanced Micro Devices, Inc.		2,728,530
75,300	@, @@	ASML Holding NV		1,752,984
				4,481,514
		Software: 3.9%
163,000	@	Activision, Inc.		2,461,300
95,400		Microsoft Corp.		2,607,282
180,300	@	Oracle Corp.		3,198,522
				8,267,104
		Transportation: 1.1%
32,600	@@	Frontline Ltd.		1,246,645
56,030	@@	Ship Finance International Ltd.		1,114,997
				2,361,642
		Total Investments in Securities
		(Cost $212,380,624)*	97.2%	$205,102,669
		Other Assets and Liabilities — Net	2.8	5,997,715
		Net Assets	100.0%	$211,100,384

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $212,382,758.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11,178,846
		Gross Unrealized Depreciation		(18,458,935)
		Net Unrealized Depreciation		$(7,280,089)

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 90.5%

		Aerospace/Defense: 2.2%
2,300	@@	Empresa Brasileira de Aeronautica SA ADR	$90,321
1,700		L-3 Communications Holdings, Inc.	133,161
			223,482
		Auto Parts & Equipment: 0.8%
1,200		Johnson Controls, Inc.	86,088
			86,088
		Beverages: 1.2%
4,400	@	Constellation Brands, Inc.	126,632
			126,632
		Coal: 3.3%
4,900		Arch Coal, Inc.	141,659
2,400		Foundation Coal Holdings, Inc.	77,688
3,200		Peabody Energy Corp.	117,696
			337,043
		Commercial Services: 1.4%
6,200	@	United Rentals, Inc.	144,150
			144,150
		Computers: 1.5%
2,625	@	Lexmark International, Inc.	151,358
			151,358
		Diversified Financial Services: 3.2%
1,200		Bear Stearns Cos., Inc.	168,120
3,800		IndyMac Bancorp., Inc.	156,408
			324,528
		Electric: 7.9%
4,600		DPL, Inc.	124,752
2,800		Edison International	116,592
200		Entergy Corp.	15,646
5,000	@	Mirant Corp.	136,550
3,200	@	NRG Energy, Inc.	144,960
4,200		TXU Corp.	262,584
			801,084
		Engineering & Construction: 1.3%
5,600	@@	Chicago Bridge & Iron Co. NV	134,736
			134,736
		Food: 1.3%
8,000		Tyson Foods, Inc.	127,040
			127,040
		Healthcare — Products: 0.4%
700		Cooper Cos., Inc.	37,450
			37,450

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Services: 4.6%
4,100		Aetna, Inc.	$162,155
3,300	@	Coventry Health Care, Inc.	170,016
3,700	@	LifePoint Hospitals, Inc.	130,684
			462,855
		Home Builders: 9.3%
900		Beazer Homes USA, Inc.	35,136
2,800		Centex Corp.	147,336
5,200	@	Hovnanian Enterprises, Inc.	152,568
3,800		KB Home	166,440
2,800		Lennar Corp.	126,700
3,900	@	Meritage Homes Corp.	162,279
260	@	NVR, Inc.	139,100
550		Pulte Homes, Inc.	17,523
			947,082
		Home Furnishings: 1.6%
1,950		Whirlpool Corp.	164,015
			164,015
		Insurance: 3.6%
1,100		Cigna Corp.	127,952
4,600	@@	Endurance Specialty Holdings Ltd.	162,196
1,600		PMI Group, Inc.	70,096
			360,244
		Internet: 2.0%
5,400	@, @@	Check Point Software Technologies	102,870
4,200	@	McAfee, Inc.	102,732
			205,602
		Iron/Steel: 1.1%
3,000		Cleveland-Cliffs, Inc.	114,330
			114,330
		Leisure Time: 1.5%
2,400		Harley-Davidson, Inc.	150,600
			150,600
		Machinery — Construction & Mining: 3.4%
4,350		Joy Global, Inc.	163,604
3,900	@	Terex Corp.	176,358
			339,962
		Machinery — Diversified: 0.1%
300		Manitowoc Co., Inc.	13,437
			13,437
		Metal Fabricate/Hardware: 1.5%
5,100		Timken Co.	151,878
			151,878
		Mining: 1.9%
2,250		Phelps Dodge Corp.	190,575
			190,575

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.9%
1,600		Eaton Corp.	$110,160
2,100	@@	Ingersoll-Rand Co.	79,758
			189,918
		Oil & Gas: 8.1%
3,500	@@	Canadian Natural Resources Ltd.	159,530
3,400	@	Denbury Resources, Inc.	98,260
3,600	@	Quicksilver Resources, Inc.	114,840
4,000	@	Southwestern Energy Co.	119,480
1,000		Sunoco, Inc.	62,190
7,500	@@	Talisman Energy, Inc.	122,850
3,500		XTO Energy, Inc.	147,455
			824,605
		Pharmaceuticals: 4.9%
5,500	@	NBTY, Inc.	160,985
3,600		Omnicare, Inc.	155,124
3,700	@@	Shire PLC ADR	182,743
			498,852
		Pipelines: 2.9%
3,500		National Fuel Gas Co.	127,225
6,900		Williams Cos., Inc.	164,703
			291,928
		Real Estate Investment Trusts: 4.9%
4,300		Annaly Capital Management, Inc.	56,502
1,900		Colonial Properties Trust	90,839
1,500		Developers Diversified Realty Corp.	83,640
1,900		First Industrial Realty Trust, Inc.	83,600
800		Health Care Property Investors, Inc.	24,840
2,900		iStar Financial, Inc.	120,930
1,000		Ventas, Inc.	38,540
			498,891
		Retail: 5.7%
4,200		Advance Auto Parts, Inc.	138,348
3,000	@	Aeropostale, Inc.	87,690
6,900	@	HOT Topic, Inc.	76,866
5,500		Ross Stores, Inc.	139,755
4,700		TJX Cos., Inc.	131,741
			574,400
		Savings & Loans: 1.4%
10,800		Hudson City Bancorp., Inc.	143,100
			143,100
		Semiconductors: 0.8%
2,400	@	International Rectifier Corp.	83,616
			83,616
		Software: 2.6%
8,200	@	Activision, Inc.	123,820
9,900	@	Take-Two Interactive Software, Inc.	141,174
			264,994
		Telecommunications: 1.4%
12,100	@	Arris Group, Inc.	138,666
			138,666

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Transportation: 0.8%
2,000	@@	Frontline Ltd.		$77,020
300	@@	Ship Finance International Ltd.		5,969
				82,989

		Total Investments in Securities
		(Cost $9,546,251)*	90.5%	$9,186,130
		Other Assets and Liabilities — Net	9.5	962,298
		Net Assets	100.0%	$10,148,428

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $9,544,208.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$476,893
		Gross Unrealized Depreciation		(834,971)
		Net Unrealized Depreciation		$(358,078)

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 73.1%

		Biotechnology: 2.0%
39,650	@	Biogen Idec, Inc.	$1,771,562
			1,771,562
		Commercial Services: 3.8%
43,350	@, L	Apollo Group, Inc.	2,134,554
32,350	@, L	ChoicePoint, Inc.	1,158,130
			3,292,684
		Computers: 7.8%
39,800	@	Apple Computer, Inc.	3,065,794
66,700	@	Dell, Inc.	1,523,428
132,200	@	EMC Corp.	1,583,756
16,100		Hewlett-Packard Co.	590,709
			6,763,687
		Diversified Financial Services: 7.2%
16,200		Citigroup, Inc.	804,654
119,500	L	Countrywide Financial Corp.	4,187,280
15,200		Merrill Lynch & Co., Inc.	1,188,944
			6,180,878
		Healthcare — Services: 6.1%
66,650		Aetna, Inc.	2,636,008
53,400		UnitedHealth Group, Inc.	2,627,280
			5,263,288
		Home Builders: 3.4%
56,600	L	Centex Corp.	2,978,292
			2,978,292
		Insurance: 4.5%
34,000		AMBAC Financial Group, Inc.	2,813,500
15,900		American International Group, Inc.	1,053,534
			3,867,034
		Leisure Time: 5.5%
20,400	L	Carnival Corp.	959,412
97,500	@, L	Royal Caribbean Cruises Ltd.	3,783,975
			4,743,387
		Miscellaneous Manufacturing: 2.1%
26,300		Eaton Corp.	1,810,755
			1,810,755
		Oil & Gas: 5.4%
49,200		ConocoPhillips	2,928,876
19,600	@, L	GlobalSantaFe Corp.	979,804
17,200		XTO Energy, Inc.	724,636
			4,633,316

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 8.3%
9,900	@	Kos Pharmaceuticals, Inc.	$489,258
170,000		Pfizer, Inc.	4,821,200
21,400	@@	Roche Holding AG ADR	1,844,843
			7,155,301
		Retail: 6.2%
20,100		Family Dollar Stores, Inc.	587,724
72,100		Federated Department Stores, Inc.	3,115,441
31,750		Yum! Brands, Inc.	1,652,588
			5,355,753
		Semiconductors: 1.5%
132,103	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,268,189
			1,268,189
		Telecommunications: 9.3%
80,250	L	AT&T, Inc.	2,612,940
133,400		Motorola, Inc.	3,335,000
33,000	@, L	NII Holdings, Inc.	2,051,278
			7,999,218
		Total Common Stock
		(Cost $58,087,652)	63,083,344

Principal Amount			Value

CORPORATE BONDS/NOTES: 25.7%

		Aerospace/Defense: 1.9%
$450,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$440,344
615,000		Northrop Grumman Corp., 4.079%, due 11/16/06	613,964
585,000	C	Raytheon Co., 6.750%, due 08/15/07	591,456
			1,645,764
		Auto Manufacturers: 0.5%
400,000	@@	DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	396,162
			396,162
		Banks: 1.5%
610,000		Keycorp, 2.750%, due 02/27/07	602,491
220,000	L	US Bancorp, 4.500%, due 07/29/10	215,711
460,000	L	Wachovia Corp., 4.375%, due 06/01/10	449,443
			1,267,645
		Chemicals: 0.5%
435,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	420,973
			420,973
		Cosmetics/Personal Care: 0.6%
555,000	C, L	Procter & Gamble Co., 3.500%, due 12/15/08	537,248
			537,248
		Diversified Financial Services: 8.7%
260,000		American Express Credit Corp., 3.000%, due 05/16/08	251,407
405,000	L	American Express Credit Corp., 5.000%, due 12/02/10	403,991
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	522,268
470,000	L	Bear Stearns Cos., Inc., 7.800%, due 08/15/07	479,988
375,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	398,096
200,000		CIT Group, Inc., 7.750%, due 04/02/12	221,691
305,000		Citigroup, Inc., 5.000%, due 03/06/07	304,537

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services (continued)
$300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	$311,816
610,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	611,089
350,000		General Electric Capital Corp., 4.875%, due 10/21/10	347,150
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	208,049
400,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	407,309
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	216,495
610,000	L	International Lease Finance Corp., 5.625%, due 06/01/07	610,887
520,000		John Deere Capital Corp., 3.875%, due 03/07/07	516,677
605,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	604,820
640,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	626,271
500,000		SLM Corp., 4.500%, due 07/26/10	487,271
			7,529,812
		Electric: 0.7%
625,000	+	Dominion Resources, Inc., 3.660%, due 11/15/06	623,611
			623,611
		Environmental Control: 0.2%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	128,055
			128,055
		Food: 2.2%
530,000	C	General Mills, Inc., 6.000%, due 02/15/12	546,402
545,000	C	Kellogg Co., 2.875%, due 06/01/08	524,697
115,000		Kraft Foods, Inc., 4.625%, due 11/01/06	114,915
520,000	C	Safeway, Inc., 4.800%, due 07/16/07	517,464
210,000		Tyson Food, Inc., 7.250%, due 10/01/06	210,005
			1,913,483
		Insurance: 0.6%
540,000	C	Berkshire Hathaway Finance Corp., 3.375%, due 10/15/08	521,868
			521,868
		Media: 1.5%
360,000		CBS Corp. - Class B, 5.625%, due 05/01/07	360,323
100,000		News America Holdings, 9.250%, due 02/01/13	118,368
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	289,285
545,000	C	Walt Disney Co., 5.700%, due 07/15/11	555,782
			1,323,758
		Mining: 0.7%
630,000	C	Alcoa, Inc., 4.250%, due 08/15/07	622,264
			622,264
		Oil & Gas: 1.9%
620,000	@@, C, L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	610,510
595,000	C	Marathon Oil Corp., 5.375%, due 06/01/07	595,409
405,000	C	Valero Energy Corp., 6.125%, due 04/15/07	406,276
			1,612,195
		Pipelines: 0.5%
415,000	C	Duke Capital, LLC, 7.500%, due 10/01/09	441,753
			441,753
		Retail: 0.6%
530,000	C	CVS Corp., 3.875%, due 11/01/07	521,243
			521,243
		Savings & Loans: 0.5%
425,000		World Savings Bank FSB, 4.125%, due 03/10/08	418,057
			418,057

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Telecommunications: 1.9%
$385,000	C	AT&T Wireless Services, Inc., 7.500%, due 05/01/07		$389,528
630,000		Motorola, Inc., 4.608%, due 11/16/07		625,332
350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10		375,758
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12		219,022
				1,609,640
		Transportation: 0.7%
625,000		FedEx Corp., 2.650%, due 04/01/07		616,634
				616,634
		Total Corporate Bonds/Notes
		(Cost $22,279,947)		22,150,165

		Total Long-Term Investments
		(Cost $80,367,599)		85,233,509

SHORT-TERM INVESTMENTS: 20.7%

		Securities Lending CollateralCC: 20.7%
17,836,631		The Bank of New York Institutional Cash Reserves Fund		17,836,631

		Total Short-Term Investments
		(Cost $17,836,631)		17,836,631

		Total Investments in Securities
		(Cost $98,204,230)*	119.5%	$103,070,140
		Other Assets and Liabilities — Net	(19.5)	(16,784,348)
		Net Assets	100.0%	$86,285,792

@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
C		Bond may be called prior to maturity date.
cc		Securities purchased with cash collateral for securities loaned.
L		Loaned security, a portion or all of the security is on loan at September 30, 2006.

*		Cost for federal income tax purposes is $98,624,410.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,519,768
		Gross Unrealized Depreciation		(1,074,038)
		Net Unrealized Appreciation		$4,445,730

ch

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%

		Australia: 0.3%
2,904,711		Macquarie Airports Management Ltd.	$6,641,324
			6,641,324
		Barbados: 0.3%
80,400		Everest Re Group Ltd.	7,841,412
			7,841,412
		Bermuda: 1.1%
294,100		ACE Ltd.	16,096,093
195,100	L	XL Capital Ltd.	13,403,370
			29,499,463
		Brazil: 1.5%
356,400	L	Cia de Bebidas das Americas ADR	16,173,432
608,900	L	Empresa Brasileira de Aeronautica SA ADR	23,911,503
			40,084,935
		Canada: 1.7%
457,700	L	Husky Energy, Inc.	29,466,421
425,000	L	Manulife Financial Corp.	13,688,213
			43,154,634
		Denmark: 0.3%
105,800		Novo-Nordisk A/S	7,872,778
			7,872,778
		Finland: 0.7%
616,700		Fortum OYJ	16,436,356
35,975		Neste Oil OYJ	1,049,106
			17,485,462
		France: 5.5%
98,622	@	Arkema	4,653,409
306,408		LVMH Moet Hennessy Louis Vuitton SA	31,513,134
123,910	@	NicOx SA	1,624,415
467,019		Sanofi-Aventis	41,520,212
180,024		Societe Generale	28,600,812
442,354		Technip SA	25,206,141
168,654	L	Total SA	11,062,093
			144,180,216
		Germany: 4.4%
173,189		Allianz AG	29,906,340
464,414		Bayerische Motoren Werke AG	24,859,486
145,294		SAP AG	28,786,215
355,316		Siemens AG	30,921,265
			114,473,306
		Hong Kong: 0.3%
1,042,000		Hutchison Whampoa Ltd.	9,192,004
			9,192,004

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		India: 3.0%
2,980,184		Hindustan Lever Ltd.	$16,698,711
241,900	L	ICICI Bank Ltd. ADR	7,428,749
815,414		Infosys Technologies Ltd.	32,833,697
3,291,776	@	ZEE Telefilms Ltd.	21,932,606
			78,893,763
		Italy: 0.5%
977,400	L	Bulgari S.p.A.	12,444,153
			12,444,153
		Japan: 10.5%
201,300		Canon, Inc.	10,519,815
483,800	L	Chugai Pharmaceutical Co., Ltd.	10,410,852
305,900		Credit Saison Co., Ltd.	12,900,325
79,500		Fanuc Ltd.	6,205,249
426,000		Hoya Corp.	16,066,329
4,394		KDDI Corp.	27,429,392
53,430		Keyence Corp.	12,297,129
123,500		Kyocera Corp.	10,568,697
358,300		Murata Manufacturing Co., Ltd.	24,907,837
105,000	L	Nidec Corp.	7,920,000
69,100		Nintendo Co., Ltd.	14,247,720
4,025		Resona Holdings, Inc.	12,087,623
971,000		Shionogi & Co., Ltd.	17,855,835
454,000		Shiseido Co., Ltd.	9,066,928
721,000	L	Sony Corp.	29,118,356
408,800	L	Square Enix Co., Ltd.	9,935,535
566		Sumitomo Mitsui Financial Group, Inc.	5,943,492
211,400		Takeda Pharmaceutical Co., Ltd.	13,209,165
425,400		Toyota Motor Corp.	23,148,888
			273,839,167
		Mexico: 2.1%
1,823,600		Fomento Economico Mexicano SA de CV	17,706,867
2,518,200		Grupo Modelo SA	10,992,216
1,231,400		Grupo Televisa SA ADR	26,179,564
			54,878,647
		Netherlands: 2.2%
911,293	L	European Aeronautic Defence and Space Co. NV	26,188,550
871,477		Koninklijke Philips Electronics NV	30,502,870
			56,691,420
		Norway: 0.3%
810,700	L	Tandberg ASA	8,658,875
			8,658,875
		Singapore: 0.2%
2,288,800		Singapore Press Holdings Ltd.	5,894,047
			5,894,047
		South Korea: 2.0%
67,663		Hyundai Heavy Industries	9,365,331
28,521		Samsung Electronics Co., Ltd.	19,995,177
999,400	L	SK Telecom Co., Ltd. ADR	23,615,822
			52,976,330

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Spain: 0.9%
490,500	L	Inditex SA	$22,877,004
			22,877,004
		Sweden: 5.6%
1,086,800		Hennes & Mauritz AB	45,472,675
701,904		Investor AB	14,599,551
25,023,700		Telefonaktiebolaget LM Ericsson	86,456,155
			146,528,381
		Switzerland: 3.3%
548,491		Credit Suisse Group	31,717,015
255,261		Novartis AG	14,892,746
197,096		Roche Holding AG	34,051,718
35,490	@	Syngenta AG	5,351,308
			86,012,787
		Taiwan: 1.4%
7,037,000	@	Benq Corp.	4,134,519
1,778,700		MediaTek, Inc.	16,843,675
8,420,766		Taiwan Semiconductor Manufacturing Co., Ltd.	15,198,279
			36,176,473
		United Kingdom: 12.5%
598,816		3i Group PLC	10,476,240
323,800		BP PLC ADR	21,234,804
978,938		Burberry Group PLC	9,453,672
2,574,540		Cadbury Schweppes PLC	27,360,092
805,141		Diageo PLC	14,218,028
437,094		GUS PLC	7,899,627
1,516,121		HSBC Holdings PLC	27,673,998
796,173		Pearson PLC	11,325,587
1,905,069		Prudential PLC	23,606,758
956,836		Reckitt Benckiser PLC	39,638,595
1,162,652		Royal Bank of Scotland Group PLC	40,004,522
1,415,754		Smith & Nephew PLC	12,978,267
2,899,841		Tesco PLC	19,539,952
22,486,276		Vodafone Group PLC	51,362,757
687,198		WPP Group PLC	8,512,315
			325,285,214
		United States: 37.7%
341,200		3M Co.	25,392,104
868,500	@, L	Adobe Systems, Inc.	32,525,325
1,517,100	@, L	Advanced Micro Devices, Inc.	37,699,935
245,200	@, L	Affymetrix, Inc.	5,286,512
880,000	@	Altera Corp.	16,174,400
280,400	@	Amgen, Inc.	20,057,012
408,700	@, L	Atherogenics, Inc.	5,382,579
659,500		Automatic Data Processing, Inc.	31,220,730
100,340	L	Avis Budget Group, Inc.	1,835,219
379,800		Avon Products, Inc.	11,644,668
4,600	@, L	Berkshire Hathaway, Inc.	14,600,400
420,900	L	Biomet, Inc.	13,548,771
212,000		Boeing Co.	16,716,200
1,083,954	@	Boston Scientific Corp.	16,031,680
729,800	L	Carnival Corp.	34,322,494
262,100		Chevron Corp.	16,999,806
467,400	@	Cisco Systems, Inc.	10,750,200
373,400	@	Coach, Inc.	12,844,960

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		United States (continued)
153,900	@, L	Conor Medsystems, Inc.	$3,627,423
1,288,700	@	Corning, Inc.	31,457,167
435,200	@, L	Cree, Inc.	8,751,872
1,351,100	@, L	eBay, Inc.	38,317,196
200,800		Emerson Electric Co.	16,839,088
137,300	@	Express Scripts, Inc.	10,364,777
141,200	@	Genentech, Inc.	11,677,240
173,800	@, L	Getty Images, Inc.	8,634,384
321,600	@	Gilead Sciences, Inc.	22,093,920
414,800	@, L	GlobalSantaFe Corp.	20,735,852
481,900		International Game Technology	19,998,850
267,300	@, L	International Rectifier Corp.	9,312,732
710,800	@, L	Intuit, Inc.	22,809,572
106,600		Johnson & Johnson	6,922,604
443,300		JPMorgan Chase & Co.	20,817,368
1,352,200	@, L	Juniper Networks, Inc.	23,366,016
232,600	L	Linear Technology Corp.	7,238,512
169,800		Lockheed Martin Corp.	14,612,988
622,100		Maxim Integrated Products	17,462,347
194,300		Medtronic, Inc.	9,023,292
1,695,800		Microsoft Corp.	46,346,214
446,100		Morgan Stanley	32,525,151
170,700	@, L	Nektar Therapeutics	2,459,787
441,800		Northern Trust Corp.	25,814,374
189,200		Northrop Grumman Corp.	12,878,844
1,385,700	@	Novell, Inc.	8,480,484
146,200	@, L	Nuvelo, Inc.	2,666,688
315,600		Qualcomm, Inc.	11,472,060
218,000		Quest Diagnostics	13,332,880
312,400		Raytheon Co.	14,998,324
267,150	@, L	Realogy Corp.	6,058,962
5,309,339	@, L	Sirius Satellite Radio, Inc.	20,759,515
301,100	@, L	Starbucks Corp.	10,252,455
205,800	@, L	Theravance, Inc.	5,564,832
572,000		Tiffany & Co.	18,990,400
385,200	@, L	Transocean, Inc.	28,208,196
549,900		Wal-Mart Stores, Inc.	27,121,068
567,400		Walt Disney Co.	17,538,334
232,800		Wyeth	11,835,552
588,000	L	Xilinx, Inc.	12,906,600
188,800	@, L	Yahoo!, Inc.	4,772,863
			982,079,778

		Total Common Stock
		(Cost $2,140,407,928)	2,563,661,573

PREFERRED STOCK: 0.6%

		Germany: 0.6%
14,538		Porsche AG	15,031,937
			15,031,937

		Total Preferred Stock
		(Cost $9,602,569)	15,031,937

		Total Long-Term Investments
		(Cost $2,150,010,497)	2,578,693,510

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 11.6%

	U.S. Government Agency Obligations: 0.8%
$19,944,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$19,939,014

	Total U.S. Government Agency Obligations
	(Cost $19,939,014)		19,939,014

	Securities Lending CollateralCC: 10.8%
282,702,693	The Bank of New York Institutional Cash Reserves Fund		282,702,693

	Total Securities Lending Collateral
	(Cost $282,702,693)		282,702,693

	Total Short-Term Investments
	(Cost $302,641,707)		302,641,707

	Total Investments in Securities
	(Cost $2,452,652,204)*	110.5%	$2,881,335,217
	Other Assets and Liabilities — Net	(10.5)	(274,582,855)
	Net Assets	100.0%	$2,606,752,362

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $2,464,551,138.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$ 474,950,165
	Gross Unrealized Depreciation		(58,166,086)
	Net Unrealized Appreciation		$ 416,784,079

Percentage of
Industry	Net Assets
Advertising	0.7%
Aerospace/Defense	4.2
Apparel	0.9
Auto Manufacturers	2.4
Banks	6.9
Beverages	2.3
Biotechnology	1.6
Chemicals	0.4
Commercial Services	0.1
Computers	0.2
Cosmetics/Personal Care	0.8
Diversified Financial Services	2.5
Electric	0.6
Electrical Components & Equipment	0.6
Electronics	3.9
Entertainment	0.8
Food	1.8
Hand/Machine Tools	0.3
Healthcare - Products	2.2
Healthcare - Services	0.5
Holding Companies - Diversified	1.6
Home Furnishings	1.1
Household Products/Wares	2.2

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2006 (Unaudited) (continued)

Insurance	4.6
Internet	1.7
Investment Companies	0.8
Leisure Time	1.3
Media	4.0
Miscellaneous Manufacturing	2.2
Office/Business Equipment	0.4
Oil & Gas	4.9
Oil & Gas Services	1.0
Pharmaceuticals	7.7
Real Estate	0.2
Retail	5.6
Semiconductors	6.2
Shipbuilding	0.4
Software	8.2
Telecommunications	10.5
Toys/Games/Hobbies	0.6
Federal Home Loan Bank	0.8
Securities Lending Collateral	10.8
Other Assets and Liabilities - Net	(10.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 0.9%

		Advertising: 0.0%
2,570	@@	PagesJaunes Groupe SA	$73,038
			73,038
		Airlines: 0.0%
9,440	@, @@	British Airways PLC	75,440
3,730	@@	Deutsche Lufthansa AG	78,805
			154,245
		Banks: 0.1%
690	@@	BNP Paribas	74,151
2,110	@@	Commerzbank AG	71,369
1,820	@@	Credit Agricole SA	79,799
460	@@	Societe Generale	73,081
			298,400
		Chemicals: 0.1%
890	@@	BASF AG	71,353
1,490	@@	Bayer AG	75,705
8,640	@@	Nippon Kayaku Co., Ltd.	73,296
			220,354
		Diversified Financial Services: 0.2%
6,700	@@, L	Daiwa Securities Group, Inc.	78,385
490	@@	Deutsche Boerse AG	73,475
820	@@	Euronext NV	79,643
5,760	@@	Investec PLC	56,583
3,360	@@	London Stock Exchange Group PLC	77,848
1,120		Morgan Stanley	81,659
3,840	@@	Nomura Holdings, Inc.	67,604
18,380	@@	Shinko Securities Co., Ltd.	72,918
			588,115
		Electrical Components & Equipment: 0.0%
6,180	@@	Fujikura Ltd.	67,735
10,752	@@	Furukawa Electric Co., Ltd.	71,147
			138,882
		Food: 0.0%
860	@@	Casino Guichard Perrachon SA	69,201
			69,201
		Home Furnishings: 0.0%
3,881	@@	Pioneer Corp.	68,311
			68,311
		Insurance: 0.1%
290	@@	Legal & General Group PLC	773
490	@@	Muenchener Rueckversicherungs AG	77,351
6,520	@@	Resolution PLC	75,345
27,990	@@	Royal & Sun Alliance Insurance Group	78,032
			231,501
		Iron/Steel: 0.1%
9,890	@@	Corus Group PLC	71,875
1,830	@@	JFE Holdings, Inc.	71,780
3,055	@@	Mittal Steel Co. NV	106,687
820	@@	Salzgitter AG	76,983
18,450	@@	Sumitomo Metal Industries Ltd.	70,816
			398,141

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 0.0%
2,140	@@	Vivendi	$77,071
2,740	@@	ProSieben SAT.1 Media AG	76,038
			153,109
		Metal Fabricate/Hardware: 0.0%
330	@@	Vallourec	76,929
			76,929
		Mining: 0.1%
1,660	@@	Anglo American PLC	69,795
17,110	@@, L	Mitsubishi Materials Corp.	70,703
1,640	@@	Xstrata PLC	67,706
			208,204
		Miscellaneous Manufacturing: 0.1%
5,060	@, @@	Charter PLC	80,780
25,880	@@	Ishikawajima - Harima Heavy Industries Co., Ltd.	79,203
17,698	@@	Mitsubishi Heavy Industries Ltd.	73,315
			233,298
		Oil & Gas: 0.0%
10,000	@@	Nippon Mining Holdings, Inc.	70,870
6,560	@@	Showa Shell Sekiyu KK	73,135
			144,005
		Pipelines: 0.0%
7,900	L	El Paso Corp.	107,756
			107,756
		Real Estate: 0.1%
2,840	@@	British Land Co. PLC	72,448
7,360	@@	Brixton PLC	72,866
6,860	@@	Great Portland Estates PLC	77,671
3,050	@@	Hammerson PLC	74,864
			297,849
		Retail: 0.0%
70	@@	Mitchells & Butlers PLC	773
			773
		Telecommunications: 0.0%
5,050	@@	Deutsche Telekom AG	80,108
3,480	@@	France Telecom SA	80,039
			160,147
		Transportation: 0.0%
11,630	@@	Odakyu Electric Railway Co., Ltd.	73,905
			73,905
		Venture Capital: 0.0%
4,073	@@	3i Group PLC	71,259
			71,259
		Total Common Stock
		(Cost $3,670,242)	3,767,422

PREFERRED STOCK: 0.3%

		Auto Manufacturers: 0.0%
1,310	@@	Volkswagen AG	77,199
			77,199
		Diversified Financial Services: 0.1%
5,400	P	Chevy Chase Preferred Capital Corp.	289,440
			289,440
		Media: 0.1%
17	P	ION Media Networks, Inc.	143,112
			143,112

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Savings & Loans: 0.1%
18,450	P	Chevy Chase Bank FSB	$494,460
			494,460

		Total Preferred Stock
		(Cost $1,024,052)	1,004,211

POSITIONS IN PURCHASED OPTIONS: 0.0%

	Notional		Value
	Amount		in $

American Style Call Option OTC
Mexican Nuevo Peso
Strike @ 11.40*Exp 10/12/2006	MXN	2,280,000	23

American Style Put Option OTC
Mexican Nevo Peso
Strike @ 11.40*Exp 10/12/2006	MXN	2,280,000	7,521

American Style Call Option OTC
New Turkish Lira
Strike @ 77*Exp 01/30/2007	TRY	1,780,000	20,315

Total Options Purchased:
(Cost $37,008)			27,859

Principal Amount				Value

CREDIT-LINKED NOTES & OTHER STRUCTURED PRODUCTS: 17.3%

EUR	250,000	@@	Aiolos Ltd., 8.214%, due 04/08/09	$312,084
	$400,000	#, C	Atlantic & Western Re Ltd., 15.440%, due 11/15/10	375,344
RUR	200,000,000	@@	Barclays Treasury Bill, 5.260%, due 08/18/08	6,783,829
BRL	679,800	@@	Brazil Government Bond, 0.250%, due 01/02/15	105,457
	$250,000	@@, #	Calabash Re Ltd., 13.900%, due 06/01/09	252,175
	250,000	#	Cascadia Ltd., 8.515%, due 06/13/08	246,828
	250,000	#	CAT-Mex Ltd., 7.754%, due 05/19/09	250,388
	300,000	@@, #	Champlain Ltd., 18.120%, due 01/07/09	301,080
NGN	96,000,000	@@	Citigroup Credit Linked Note, (0.710)%, due 03/01/11	771,904
EGP	6,000,000	@@, I	Citigroup Credit Linked Note, 0.000%, due 03/22/07	1,001,695
ARS	170,000	@@	Citigroup Credit Linked Note, 0.000%, due 05/21/08	145,742
EGP	1,300,000	@@	Citigroup Credit Linked Note, 8.500%, due 02/16/08	224,082
EGP	1,670,000	@@, I	Citigroup Credit Linked Note, 9.310%, due 02/22/07	280,714
EGP	1,750,000	@@, I	Citigroup Credit Linked Note, 9.560%, due 07/12/07	283,911
ZMK	900,000,000	@@	Citigroup Credit Linked Note, 12.920%, due 02/21/07	204,984
ZMK	370,000,000	@@	Citigroup Credit Linked Note, 13.610%, due 02/21/07	84,271
NGN	69,000,000	@@	Citigroup Credit Linked Note, 14.500%, due 04/04/11	555,295
DOP	8,200,000	@@	Citigroup Credit Linked Note, 17.000%, due 03/12/07	249,009
DOP	10,940,000	@@	Citigroup Treasury Bill, 0.000%, due 04/30/07	302,597
DOP	23,990,000	@@	Citigroup Treasury Bill, 0.000%, due 04/30/07	663,555
DOP	8,200,000	@@	Citigroup Treasury Bill, 8.540%, due 05/14/07	231,279
DOP	48,780,000	@@	Citigroup Treasury Bill, 10.130%, due 07/22/07	351,550
COP	410,000,000	@@	Citigroup Treasury Bill, 11.000%, due 07/24/20	190,879
DOP	3,100,000	@@	Citigroup Treasury Bill, 12.050%, due 01/02/07	89,280
DOP	7,200,000	@@	Citigroup Treasury Bill, 12.620%, due 03/12/07	202,602
DOP	2,616,000	@@	Citigroup Treasury Bill, 12.810%, due 04/23/07	72,543
DOP	14,100,000	@@	Citigroup Treasury Bill, 13.350%, due 09/24/07	369,876
UAH	400,000	@@	Credit Suisse First Boston Credit Linked Note - Series E, 11.940%, due 12/30/09	88,775
UAH	4,600,000	@@	Credit Suisse First Boston Credit Linked Note - Series F, 11.940%, due 12/30/09	1,020,907
IDR	3,700,000,000	@@	CSS Treasury Bill, (1.010)%, due 09/16/11	421,700
TRY	1,470,000	@@	CSS Treasury Bill, 22.650%, due 07/16/08	673,205
NGN	26,000,000	@@	Deutsche Bank Credit Linked Note, (3.150)%, due 01/27/09	218,068
IDR	157,867	@@	Deutsche Bank Credit Linked Note, (2.790)%, due 06/22/13	190,750
NGN	19,500,000	@@	Deutsche Bank Credit Linked Note, (0.570)%, due 02/24/09	154,040
BRL	595,000	@@	Deutsche Bank Credit Linked Note, 0.000%, due 08/15/10	392,599
COP	457,000,000	@@	Deutsche Bank Credit Linked Note, 0.050%, due 09/12/14	230,051

				PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio				as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

CREDIT-LINKED NOTES & OTHER STRUCTURED PRODUCTS (continued)

	$560,000		Deutsche Bank Credit Linked Note, 6.000%, due 09/01/12	$560,776
MXN	4,087,102	@@	Deutsche Bank Credit Linked Note, 9.090%, due 01/05/11	371,757
MXN	2,670,020	@@	Deutsche Bank Credit Linked Note, 9.520%, due 01/05/11	243,165
MXN	2,661,867	@@	Deutsche Bank Credit Linked Note, 9.650%, due 01/05/11	243,028
RUR	490,000	@@	Deutsche Bank Moscow Regional Treasury Bill, (2.170)%, due 04/19/11	20,197
ARS	1,090,000	@@	Deutsche Bank Treasury Bill, 0.000%, due 12/21/11	874,458
MXN	910,000	@@	Deutsche Bank Treasury Bill, 0.000%, due 09/25/35	316,240
UAH	900,000	@@	Deutsche Bank Treasury Bill, 5.592%, due 05/16/07	177,928
UAH	900,000	@@	Deutsche Bank Treasury Bill, 5.592%, due 05/16/07	177,928
KZT	74,290,000	@@	Deutsche Bank Treasury Bill, 7.250%, due 03/20/09	599,863
EGP	2,650,000	@@	Deutsche Bank Treasury Bill, 10.520%, due 12/12/06	452,559
TRY	4,800,000	@@	Deutsche Bank Treasury Bill, 16.520%, due 01/24/07	3,009,183
	$10,000,000	@@	Deutsche Bank Volga Credit Linked Note, 0.000%, due 04/02/08	10,206,600
	2,055,000	#	Dow Jones Credit Derivative Index, 8.375%, due 12/29/11	2,055,000
	2,629,440	#, L, X	Dow Jones Credit Derivative Index, 8.250%, due 06/29/10	2,678,742
	360,000	@@, #	Drewcat Capital Ltd., 25.864%, due 12/28/06	365,202
	310,000	#	Eurus Ltd., 11.750%, due 04/08/09	308,512
	360,000	@@, #	Fhu-Jin Ltd., 9.368%, due 08/10/11	362,430
UAH	1,440,000	@@	FIB UKR Treasury Bill, 11.940%, due 12/30/09	319,588
	$250,000	@@, #	Foundation Re Ltd., 9.526%, due 11/24/08	237,370
RUB	19,300,000	@@	Goldman Sachs Credit Linked Note, 0.000%, due 05/13/09	749,382

Contracts		Value

7	Goldman Sachs BZV6 Index 10/18/06	$(3,422)
15	Goldman Sachs BZV6 Index 10/18/06	(7,743)
(50)	Goldman Sachs NZV6 Index 10/26/06	(6,200)
(6)	Goldman Sachs SMI Dec Future 12/15/06	(10,176)

Principal Amount				Value

EUR	1,750,000	@@	Italy Treasury Bill, 0.000%, due 07/30/10	$2,210,440
EUR	2,100,000	@@	Italy Treasury Bill, 0.140%, due 07/30/10	2,648,800
BRL	1,480,000	@@	J.P. Morgan Credit Linked Note, 0.000%, due 01/02/15	229,591
ARS	1,565,000	@@	J.P. Morgan Credit Linked Note, 4.620%, due 11/30/12	379,483
BRL	1,665,000	@@	J.P. Morgan Credit Linked Note, 6.000%, due 05/15/45	961,072
PEN	1,360,000	@@	J.P. Morgan Credit Linked Note, 11.590%, due 09/02/15	204,178
COP	6,500,000,000	@@	J.P. Morgan Credit Linked Note, 12.900%, due 01/05/15	993,922
BRL	2,430,000	@@	J.P. Morgan Credit Linked Note, 21.070%, due 06/01/13	460,748
COP	4,650,000,000	@@	J.P. Morgan Credit Linked Note, 21.640%, due 08/03/20	480,071
BRL	15,272,000	@@	J.P. Morgan Credit Linked Note, 23.450%, due 01/02/15	2,369,130
	$505,000	@@	J.P. Morgan SWAZ Treasury Bill, 0.000%, due 06/20/10	523,433
	2,049,837	#	Morgan Stanley, 14.400%, due 08/04/16	986,360
KZT	110,000,000	@@	Morgan Stanley Kazakhstan Credit Linked Note, 0.793%, due 05/30/08	872,614
	$900,000	@@	Morgan Stanley Mexico Credit Linked Note, 0.000%, due 11/20/15	903,690
	85,000	@@	Morgan Stanley Peru Credit Linked Note, (0.250%), due 02/20/11	85,957
	290,000	@@	Morgan Stanley Phillippine Credit Linked Note, 0.000%, due 09/20/15	316,086
	3,460,000	@@	Morgan Stanley Phillippine Credit Linked Note, 0.000%, due 09/25/15	3,937,307
	685,000	@@	Morgan Stanley Venezuela Credit Linked Note, (0.670%), due 05/20/10	701,988
	125,000	@@	Morgan Stanley Venezuela Credit Linked Note, (0.660%), due 11/20/15	132,825
	550,000	@@	Morgan Stanley Venezuela Credit Linked Note, 0.000%, due 05/20/10	602,800
RUR	10,310,429	@@	Red Arrow International Leasing PLC, 8.375%, due 06/30/12	398,346
RUR	8,180,000	@@	Red Arrow International Leasing PLC, 11.000%, due 06/30/12	313,230
	$250,000	@@, #	Redwood Capital V Ltd., 9.520%, due 01/09/07	248,475
	300,000	@@, #	Residential Reinsurance Ltd., 13.850%, due 06/06/08	274,890
RON	470,000	@@	Romania Treasury Bill, 6.750%, due 03/10/08	165,600
RON	41,000	@@	Romania Treasury Bill, 7.250%, due 04/18/10	14,466
RON	68,000	@@	Romania Treasury Bill, 7.500%, due 03/05/07	24,264
RON	69,000	@@	Romania Treasury Bill, 7.750%, due 04/18/08	24,629
RON	98,000	@@	Romania Treasury Bill, 7.750%, due 04/18/08	34,980
UAH	300,000	@@	Salomon Brothers Credit Linked Note, 11.940%, due 01/02/10	64,138
	$280,000	@@, #	Successor Euro Wind Ltd., 10.640%, due 06/06/08	277,326
	250,000	@@, #	Successor II Ltd., 22.890%, due 06/06/08	251,650
	630,000	@@, #	Successor Japan Quake Ltd., 9.640%, due 06/06/08	634,001
	2,000,000	#, C, L	TRAINS, 7.548%, due 05/01/16	2,004,272
	420,000	@@	Ukraine Government Bond, 0.000%, due 02/21/12	418,320
	420,000	@@	Ukraine Government Bond, 0.000%, due 02/22/11	420,538
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/19/10	421,819
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/19/11	419,786
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/20/12	416,896

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

$360,000	#	VASCO Re 2006 Ltd., 13.891, due 06/05/09%	$365,832

		Total Credit-Linked Notes & Other Structured Products
		(Cost $69,474,802)	69,789,368

CORPORATE BONDS/NOTES: 26.3%
		Advertising: 0.7%
278,000	C, L	Lamar Media Corp., 6.625%, due 08/15/15	267,923
1,275,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,169,813
1,025,000	C, L	R.H. Donnelley Corp., 8.875%, due 01/15/16	1,032,688
300,000	C	Vertis, Inc., 9.750%, due 04/01/09	304,125
100,000	C, L	Vertis, Inc., 10.875%, due 06/15/09	101,000
			2,875,549
		Aerospace/Defense: 0.4%
275,000	C	Alliant Techsystems, Inc., 6.750%, due 04/01/16	271,563
340,000	C, L	DRS Technologies, Inc., 6.625%, due 02/01/16	335,750
60,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	61,200
50,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	47,750
100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	97,500
525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	513,188
300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	310,500
			1,637,451
		Agriculture: 0.2%
200,000	C, L	Hines Nurseries, Inc., 10.250%, due 10/01/11	181,500
435,000	#, C	Reynolds American, Inc., 7.250%, due 06/01/13	449,802
			631,302
		Apparel: 0.2%
272,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	283,560
185,000	C, L	Levi Strauss & Co., 10.122%, due 04/01/12	191,475
225,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	214,313
			689,348
		Auto Manufacturers: 0.1%
100,000	L	Ford Motor Co., 7.450%, due 07/16/31	77,750
200,000	C	General Motors Corp., 7.200%, due 01/15/11	185,250
100,000	C	General Motors Corp., 8.375%, due 07/15/33	87,000
			350,000

		Auto Parts & Equipment: 0.4%
500,000	C, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	488,750
270,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	275,400
350,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	347,375
50,000	C, L	Visteon Corp., 7.000%, due 03/10/14	45,000
500,000	C, L	Visteon Corp., 8.250%, due 08/01/10	490,000
			1,646,525

		Banks: 1.5%
930,000	@@, #	Banco BMG SA, 9.150%, due 01/15/16	934,650
395,000	@@, #	Banco Hipotecario SA, 9.750%, due 04/27/16	399,938
920,000	@@	HSBC Bank PLC, 22.900%, due 01/12/10	467,360
290,000	@@	HSBC Bank PLC, 30.600%, due 03/09/09	165,010
290,000	@@	HSBC Bank PLC, 23.720%, due 07/08/09	174,000
375,000	@@, #	Halyk Savings Bank Europe BV, 7.750%, due 05/13/13	383,438
730,000	@@, #	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	751,865
760,000	@@, #, L	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.175%, due 05/16/13	792,300
830,000	@@, C	UBS Luxembourg SA for Sberbank, 6.230%, due 02/11/15	837,927
1,020,000	@@, #, L	VTB Capital SA, 6.250%, due 06/30/35	1,027,650
			5,934,138

		Beverages: 0.1%
290,000	C	Constellation Brands, Inc., 7.250%, due 09/01/16	294,713
			294,713

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Building Materials: 0.2%
$200,000	C, L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	$191,500
85,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	86,488
350,000	C	Nortek Inc., 8.500%, due 09/01/14	332,500
335,000	C, L	NTK Holdings, Inc., 4.960%, due 03/01/14	232,825
			843,313
		Chemicals: 0.4%
50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	52,000
285,000	#, C	Georgia Gulf Corp., 10.750%, due 10/15/16	280,708
470,000	#, C, L	Huntsman International, LLC, 8.375%, due 01/01/15	477,050
300,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	287,250
50,000	C	Innophos, Inc., 8.875%, due 08/15/14	49,875
265,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	269,638
145,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	147,900
75,000	C	Lyondell Chemical Co., 10.500%, due 06/01/13	82,875
115,000	C, L	Tronox Worldwide, LLC, 9.500%, due 12/01/12	118,594
			1,765,890
		Coal: 0.2%
400,000	C, L	Foundation PA Coal Co., 7.250%, due 08/01/14	404,000
90,000	C, L	Massey Energy Co., 6.875%, due 12/15/13	81,900
400,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	396,000
			881,900
		Commercial Services: 0.7%
35,000	#, C	ACE Cash Express, Inc., 10.250%, due 10/01/14	35,613
90,000	#, C, L	Ashtead Capital, Inc., 9.000%, due 08/15/16	94,050
85,000	#, C	Avis Budget Car Rental LLC, 7.750%, due 05/15/16	82,450
35,000	#, C	Avis Budget Car Rental LLC, 7.905%, due 05/15/14	34,475
250,000	C, L	Cenveo Corp., 7.875%, due 12/01/13	238,125
85,000	C, S	Corrections Corp. of America, 6.250%, due 03/15/13	83,725
100,000	C, L	DI Finance/DynCorp International, 9.500%, due 02/15/13	104,000
275,000	#, C	Education Management Corp., 10.250%, due 06/01/16	282,563
125,000	#, C	FTI Consulting, Inc., 7.750%, due 10/01/16	126,875
100,000	#, C, L	H&E Equipment Services, Inc., 8.375%, due 07/15/16	103,000
220,000	#, C	Hertz Corp., 8.875%, due 01/01/14	231,550
140,000	#, C, L	Hertz Corp., 10.500%, due 01/01/16	154,700
75,000	#, C	iPayment, Inc., 9.750%, due 05/15/14	76,875
200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	201,000
85,000	@@, #, C, L	Quebecor World Capital Corp., 8.750%, due 03/15/16	82,238
100,000	C, L	Rent-A-Center, Inc., 7.500%, due 05/01/10	101,000
900,000	C, L	United Rentals North America, Inc., 7.000%, due 02/15/14	850,500
			2,882,739
		Computers: 0.2%
175,000	@@, C, L	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	175,000
55,000	@@, C	Seagate Technology HDD Holdings, 6.800%, due 10/01/16	55,000
185,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	192,400
555,000	C, L	Sungard Data Systems, Inc., 10.250%, due 08/15/15	574,425
			996,825
		Cosmetics/Personal Care: 0.1%
275,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	270,875
			270,875
		Distribution/Wholesale: 0.0%
185,000	C	SGS International, Inc., 12.000%, due 12/15/13	187,775
			187,775
		Diversified Financial Services: 2.7%
200,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	214,000
432,302	@@, #	Autopistas del Nordeste Cayman Ltd., 9.390%, due 01/15/26	410,687
700,000	C, S, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	763,000
270,000	#, C, L	CCM Merger, Inc., 8.000%, due 08/01/13	260,550
400,000	@@, C	Cloverie PLC, 9.640%, due 12/20/10	400,240
710,000	@@, C	Credit Suisse First Boston International, 8.400%, due 02/09/16	695,800
60,000	+, C	Crystal US Holdings 3, LLC, 2.550%, due 10/01/14	48,975
254,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	260,985

				PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio				as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

			Diversified Financial Services (continued)
	$150,000	C	E*Trade Financial Corp., 8.000%, due 06/15/11	$156,000
	500,000		Ford Motor Credit Co., 5.625%, due 10/01/08	479,885
	980,000		Ford Motor Credit Co., 7.375%, due 10/28/09	953,007
	200,000		Ford Motor Credit Co., 7.375%, due 02/01/11	192,139
	515,000		Ford Motor Credit Co., 9.824%, due 04/15/12	539,588
	1,380,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,374,107
	300,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	301,996
	570,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	597,629
	885,000	@@, #	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	919,294
	149,000	@@, #, C	Itabo Finance SA, 10.875%, due 10/05/13	149,000
	50,000	L	Milacron Escrow Corp., 11.500%, due 05/15/11	47,750
	455,000	@@, #, C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	438,241
	400,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	430,000
RUB	4,000,000	@@	Reachcom Public Ltd. for Renaissance Capital, 10.500%, due 07/27/07	149,502
	$300,000	@@, C	Salisbury International Investments Ltd., 9.524%, due 07/22/11	300,000
	785,000	+	Tiers Trust, 1.210%, due 06/15/97	263,368
	190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	205,675
	700,000	+, C	Vanguard Health Holding Co. I, LLC, 3.600%, due 10/01/15	507,500
				11,058,918
			Electric: 1.6%
	75,000	C, S	AES Corp., 7.750%, due 03/01/14	78,375
	600,000	#, C, S	AES Corp., 8.750%, due 05/15/13	646,500
	200,000	C, L	CMS Energy Corp., 7.500%, due 01/15/09	207,000
	85,000	#, C	Edison Mission Energy, 7.500%, due 06/15/13	86,275
	120,000	#, C, L	Edison Mission Energy, 7.750%, due 06/15/16	122,100
	161,818	C	Mirant Mid Atlantic, LLC, 8.625%, due 06/30/12	171,628
BRL	475,000	@@	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	243,038
	$740,000	C	Midwest Generation, LLC, 8.750%, due 05/01/34	793,650
	1,000,000	C	Mirant Americas Generation, LLC, 8.300%, due 05/01/11	1,006,250
	100,000	C	Mirant Americas Generation, LLC, 8.500%, due 10/01/21	97,500
	200,000	C, L	Mirant Americas Generation, LLC, 9.125%, due 05/01/31	204,500
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	763,611
	925,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	921,531
	100,000	C	Reliant Resources, Inc., 9.250%, due 07/15/10	104,250
	360,000	C, L	Reliant Resources, Inc., 9.500%, due 07/15/13	375,300
	607,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	610,291
				6,431,799
			Electronics: 0.3%
	479,000	@@, C, L	Flextronics International Ltd., 6.250%, due 11/15/14	467,025
	45,000	C, L	Sanmina-SCI Corp., 6.750%, due 03/01/13	42,638
	215,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	211,775
	120,000	@@, C, L	Solectron Global Finance Ltd., 8.000%, due 03/15/16	119,400
	200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	194,500
				1,035,338
			Entertainment: 1.5%
	100,000	C	AMC Entertainment, Inc., 9.500%, due 02/01/11	100,375
	390,000	C, L	AMC Entertainment, Inc., 9.875%, due 02/01/12	402,675
	400,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	408,000
	200,000	+, C	Cinemark, Inc., 2.970%, due 03/15/14	160,500
	800,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	834,000
	380,000	#, C	Greektown Holdings, LLC, 10.750%, due 12/01/13	402,768
	500,000	C, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	477,500
	40,000	C, L	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	39,300
	360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	352,800
	200,000	C	Mohegan Tribal Gaming Authority, 7.125%, due 08/15/14	200,000
	200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	208,000
	40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	39,150
	150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	151,500
	600,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	610,500
	120,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	128,550
	60,000	C, L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	57,750
	50,000	C, L	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	44,750
	150,000	C, L	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	135,750
	250,000	#, C, L	Steinway Musical Instruments, 7.000%, due 03/01/14	246,250
	350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	343,875

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Entertainment (continued)
$800,000	+, C	WMG Holdings Corp., 3.540%, due 12/15/14	$600,000
			5,943,993
		Environmental Control: 0.2%
150,000	C, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	149,625
500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	495,000
			644,625
		Food: 0.1%
35,000	C	Del Monte Corp., 6.750%, due 02/15/15	33,950
160,000	C, S	Del Monte Corp., 8.625%, due 12/15/12	168,600
100,000	C, L	Dole Food Co., Inc., 7.250%, due 06/15/10	93,250
200,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	202,500
			498,300
		Forest Products & Paper: 0.3%
300,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	274,500
100,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	99,750
100,000	@@, C, L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	84,500
105,000	C, L	Boise Cascade, LLC, 7.125%, due 10/15/14	98,438
100,000	@@, C	Catalyst Paper Corp., 7.375%, due 03/01/14	92,500
200,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	197,500
100,000	@@, C, L	Domtar, Inc., 7.125%, due 08/15/15	93,500
250,000	C	Inland Fiber Group, LLC, 9.625%, due 11/15/07	156,250
45,000	C	Mercer International, Inc., 9.250%, due 02/15/13	41,231
105,000	#, C, L	Verso Paper Holdings, LLC, 9.239%, due 08/01/14	106,575
105,000	#, C, L	Verso Paper Holdings, LLC, 11.375%, due 08/01/16	104,738
			1,349,482
		Healthcare — Products: 0.1%
105,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	108,281
200,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	198,000
			306,281
		Healthcare — Services: 0.8%
85,000	C	DaVita, Inc., 6.625%, due 03/15/13	83,406
570,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	562,875
100,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	104,250
81,000	C	HCA, Inc., 6.300%, due 10/01/12	68,749
229,000	C, L	HCA, Inc., 6.375%, due 01/15/15	185,490
400,000	C	HCA, Inc., 8.750%, due 09/01/10	405,000
195,000	#, C	Healthsouth Corp., 10.750%, due 06/15/16	200,119
90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	88,200
485,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	411,038
150,000	C, L	Tenet Healthcare Corp., 6.375%, due 12/01/11	132,563
718,000	C, L	Tenet Healthcare Corp., 9.875%, due 07/01/14	718,898
135,000	C, L	Triad Hospitals, Inc., 7.000%, due 11/15/13	131,794
55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	57,200
			3,149,582
		Holding Companies — Diversified: 0.3%
360,000	@@, #, C, L	Basell AF SCA, 8.375%, due 08/15/15	359,100
65,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	61,750
300,000	+, C, L	Marquee Holdings, Inc., 3.350%, due 08/15/14	231,000
400,000	@@, C	Stena AB, 7.500%, due 11/01/13	395,000
			1,046,850
		Home Builders: 0.2%
300,000	C	Beazer Homes USA, Inc., 8.375%, due 04/15/12	300,000
50,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	46,000
50,000	C, L	Standard-Pacific Corp., 7.750%, due 03/15/13	47,500
200,000	C, L	WCI Communities, Inc., 9.125%, due 05/01/12	180,000
200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	185,000
			758,500
		Home Furnishings: 0.0%
68,000	C, L	Sealy Mattress Co., 8.250%, due 06/15/14	69,700
			69,700

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value
		Household Products/Wares: 0.2%
$50,000	C, L	Church & Dwight Co., Inc., 6.000%, due 12/15/12	$48,125
460,000	C, L	Playtex Products, Inc., 9.375%, due 06/01/11	483,000
150,000	C	Spectrum Brands, Inc., 7.375%, due 02/01/15	120,750
			651,875
		Iron/Steel: 0.1%
200,000	C	AK Steel Corp., 7.750%, due 06/15/12	195,750
110,000	C	Gibraltar Industries, Inc., 8.000%, due 12/01/15	109,450
			305,200
		Leisure Time: 0.2%
240,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	237,600
100,000	@@, C, L	NCL Corp., 10.625%, due 07/15/14	97,250
300,000	#, C, L	TDS Investor Corp., 11.875%, due 09/01/16	289,500
			624,350
		Lodging: 1.0%
400,000	C, S	Boyd Gaming Corp., 8.750%, due 04/15/12	422,000
400,000	C	Caesars Entertainment, Inc., 7.875%, due 03/15/10	418,000
375,000	#, C	French Lick Resorts & Casino, LLC, 10.750%, due 04/15/14	342,188
300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	306,750
300,000	C, L	MGM Mirage, 6.625%, due 07/15/15	289,500
170,000	C	MGM Mirage, 6.750%, due 04/01/13	167,875
600,000	C, L	MGM Mirage, 8.375%, due 02/01/11	628,530
372,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	350,145
90,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	84,825
500,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	480,625
726,000	C, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	707,850
			4,198,288
		Machinery — Diversified: 0.1%
140,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	141,225
100,000	C	Case New Holland, Inc., 9.250%, due 08/01/11	106,500
200,000	#, C	Douglas Dynamics, LLC, 7.750%, due 01/15/12	190,000
			437,725
		Media: 2.5%
200,000	**	Adelphia Communications Corp., 9.280%, due 06/15/11	130,500
400,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	405,000
300,000	C, L	American Media Operations, Inc., 10.250%, due 05/01/09	280,500
130,000	#, C, S	Block Communications, Inc., 8.250%, due 12/15/15	127,400
350,000	C, L	CCH II, LLC, 10.250%, due 09/15/10	357,000
997,000	#, C, S	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,018,186
94,000	S	CSC Holdings, Inc., 7.625%, due 04/01/11	96,938
300,000		CSC Holdings, Inc., 7.625%, due 07/15/18	308,625
220,000	C, S	Dex Media East, LLC, 12.125%, due 11/15/12	246,675
225,000	C, S	Dex Media West, LLC, 9.875%, due 08/15/13	244,125
1,080,000	C	Dex Media, Inc., 8.000%, due 11/15/13	1,077,300
50,000	C	DirecTV Holdings, LLC, 6.375%, due 06/15/15	47,250
300,000	C	DirecTV Holdings, LLC, 8.375%, due 03/15/13	312,375
398,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	379,593
125,000	#, C	Echostar DBS Corp., 7.000%, due 10/01/13	122,813
300,000	#, C, L	Echostar DBS Corp., 7.125%, due 02/01/16	291,375
150,000	C	Emmis Operating Co., 6.875%, due 05/15/12	150,563
407,000	C, L	Granite Broadcasting Corp., 9.750%, due 12/01/10	378,510
240,000	#, C, L	ION Media Networks, Inc., 11.624%, due 01/15/13	243,000
55,000	C, L	LIN Television Corp., 6.500%, due 05/15/13	51,563
110,000	C, L	Mediacom Broadband, LLC, 8.500%, due 10/15/15	109,863
285,000	#, C	Mediacom Broadband, LLC - Series 144A, 8.500%, due 10/15/15	284,644
300,000	C, L	Mediacom, LLC, 9.500%, due 01/15/13	308,250
850,000	C, L	Medianews Group, Inc., 6.875%, due 10/01/13	790,500
440,000	@@, +, #, C	Nielsen Finance LLC, 5.410%, due 08/01/16	260,150
590,000	@@, #, C	Nielsen Finance LLC, 10.000%, due 08/01/14	612,863
400,000	C, L	Primedia, Inc., 8.875%, due 05/15/11	393,000
775,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	789,531
40,000	C, L	Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	39,300

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Media (continued)
$240,000	C	XM Satellite Radio, Inc., 9.750%, due 05/01/14	$230,400
			10,087,792
		Metal Fabricate/Hardware: 0.1%
350,000	C	Trimas Corp., 9.875%, due 06/15/12	325,500
181,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	154,755
			480,255
		Mining: 0.4%
655,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	744,604
450,000	@@, #	ALROSA Finance SA - Series 144A, 8.875%, due 11/17/14	513,000
330,000	@@, #, C, L	Novelis, Inc., 8.250%, due 02/15/15	315,150
			1,572,754
		Miscellaneous Manufacturing: 0.3%
252,000	#, C	Covalence Specialty Materials Corp., 10.250%, due 03/01/16	245,700
200,000	C	Jacuzzi Brands, Inc., 9.625%, due 07/01/10	213,000
105,000	#, C, L	Nutro Products, Inc., 10.750%, due 04/15/14	112,875
175,000	#, C, L	RBS Global, Inc., 9.500%, due 08/01/14	178,500
265,000	#, C, L	RBS Global, Inc., 11.750%, due 08/01/16	274,275
			1,024,350
		Oil & Gas: 1.6%
850,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	835,125
35,000	C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	31,675
365,000	@@, C	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	354,050
681,000	C, S	El Paso Production Holding Co., 7.750%, due 06/01/13	699,728
120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	124,800
200,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	201,000
325,000	@@, #	Gaz Capital SA, 8.625%, due 04/28/34	405,438
600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	590,250
85,000	#, C, L	Pogo Producing Co., 7.875%, due 05/01/13	87,019
65,000	C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	70,850
270,000	C, L	Quicksilver Resources, Inc., 7.125%, due 04/01/16	257,175
140,000	C	Range Resources Corp., 6.375%, due 03/15/15	133,700
350,000	C, L	Range Resources Corp., 7.500%, due 05/15/16	353,500
650,000	C	Stone Energy Corp., 6.750%, due 12/15/14	653,250
572,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	569,140
140,000	#, C, L	Tesoro Corp., 6.250%, due 11/01/12	135,625
340,000	#, C	Tesoro Corp., 6.625%, due 11/01/15	328,950
700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	689,500
			6,520,775
		Oil & Gas Services: 0.1%
85,000	#, C	Basic Energy Services, Inc., 7.125%, due 04/15/16	82,450
200,000	C	Hanover Compressor Co., 8.625%, due 12/15/10	209,000
85,000	#, C	RathGibson, Inc., 11.250%, due 02/15/14	87,975
			379,425
		Packaging & Containers: 1.0%
275,000	C	Ball Corp., 6.625%, due 03/15/18	270,875
145,000	#, C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	146,450
145,000	#, C	Berry Plastics Holding Corp., 9.265%, due 09/15/14	146,450
250,000	C	Crown Americas, LLC, 7.750%, due 11/15/15	254,375
500,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	493,750
500,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	513,750
100,000	C, L	Graphic Packaging International Corp., 9.500%, due 08/15/13	102,750
124,000	C, L	Jefferson Smurfit Corp., 8.250%, due 10/01/12	119,350
155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	160,038
200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	206,000
72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	76,320
418,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	431,585
375,000	C, L	Solo Cup Co., 8.500%, due 02/15/14	325,781
630,000	C, L	Stone Container Corp., 8.375%, due 07/01/12	607,950
55,000	#, C, L	Tekni-Plex, Inc., 10.875%, due 08/15/12	61,875
			3,917,299

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Pharmaceuticals: 0.1%
$85,000	@@, #, C, L	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	$81,175
75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	73,313
90,000	C, L	Omnicare, Inc., 6.875%, due 12/15/15	87,863
			242,351
		Pipelines: 0.8%
90,000	C	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	92,025
50,000	C	Copano Energy, LLC, 8.125%, due 03/01/16	50,875
200,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	195,750
270,000	L	Dynegy Holdings, Inc., 8.375%, due 05/01/16	276,075
37,000	C	Dynegy Holdings, Inc., 8.750%, due 02/15/12	38,526
610,000		El Paso Corp., 7.625%, due 09/01/08	627,538
335,000	C, L	El Paso Corp., 7.875%, due 06/15/12	349,238
143	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	139
35,000	C	Pacific Energy Partners LP, 6.250%, due 09/15/15	34,650
185,000	#, C, L	Targa Resources, Inc., 8.500%, due 11/01/13	185,463
583,000		Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	616,928
120,000	#, C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	119,250
400,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	412,000
72,000	C, L	Williams Cos., Inc., 7.625%, due 07/15/19	75,240
331,000	C, L	Williams Cos., Inc., 8.750%, due 03/15/32	364,100
			3,437,797
		Real Estate Investment Trusts: 0.2%
300,000		Felcor Lodging LP, 8.500%, due 06/01/11	319,125
200,000	C	Host Marriott LP, 6.375%, due 03/15/15	195,000
200,000	C	Host Marriott LP, 6.750%, due 06/01/16	198,250
105,000	C	Ventas Realty LP/Ventas Capital Corp., 6.750%, due 04/01/17	106,181
			818,556
		Retail: 0.7%
430,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	420,325
200,000	C	Dominos, Inc., 8.250%, due 07/01/11	211,000
155,000	C	Inergy LP/Inergy Finance Corp., 8.250%, due 03/01/16	161,200
600,000	@@, C, L	Jean Coutu Group, Inc., 8.500%, due 08/01/14	580,500
340,000	#, C, L	Linens ‘n Things, Inc., 11.132%, due 01/15/14	329,800
355,000	C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	378,963
180,000	C, L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	195,300
300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	302,250
200,000	C	Rite Aid Corp., 9.500%, due 02/15/11	207,750
			2,787,088
		Semiconductors: 0.2%
436,000	C	Advanced Micro Devices, Inc., 7.750%, due 11/01/12	443,630
500,000	C	Amkor Technology, Inc., 7.750%, due 05/15/13	460,625
			904,255
		Storage/Warehousing: 0.0%
25,000	#, C	Mobile Services Group, Inc., 9.750%, due 08/01/14	25,750
			25,750
		Telecommunications: 3.0%
250,000	C	American Cellular Corp., 10.000%, due 08/01/11	263,125
1,000,000	C, S	American Tower Corp., 7.125%, due 10/15/12	1,030,000
536,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	572,180
900,000	C, L	Citizens Communications Co., 6.250%, due 01/15/13	879,750
50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	52,188
300,000	C, L	Dobson Communications Corp., 8.875%, due 10/01/13	298,875
55,000	C	Dobson Communications Corp., 9.624%, due 10/15/12	56,375
145,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	154,788
200,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	203,500
255,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	262,013
50,000	C	Level 3 Financing, Inc., 10.750%, due 10/15/11	52,563
840,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	751,800
285,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	290,421
932,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	962,550
50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	52,750
85,000	@@, #, C, L	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16	89,781
88,000	@@, #	Nortel Networks Ltd., 9.624%, due 07/15/11	91,300
100,000	@@, #, C	Nortel Networks Ltd., 10.750%, due 07/15/16	107,500
80,000	@@, C	NTL Cable PLC, 9.125%, due 08/15/16	83,000

				PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio				as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

			Telecommunications (continued)
	$800,000	C	PanAmSat Corp., 9.000%, due 08/15/14	$830,000
	180,000	#, C	PanAmSat Corp., 9.000%, due 06/15/16	186,300
	200,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	201,000
	300,000	C, L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	309,750
	175,000	#, C	Qwest Corp., 7.500%, due 10/01/14	181,563
	850,000	C	Qwest Corp., 8.875%, due 03/15/12	931,813
	568,000	@@, C, L	Rogers Wireless, Inc., 7.500%, due 03/15/15	609,180
	500,000	C, L	Rural Cellular Corp., 9.750%, due 01/15/10	505,625
	400,000	C, L	Rural Cellular Corp., 9.875%, due 02/01/10	419,000
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	389,075
	$480,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	507,600
	40,000	C	Valor Telecommunications Enterprises, LLC, 7.750%, due 02/15/15	42,800
	130,000	#, C	Windstream Corp., 8.125%, due 08/01/13	138,613
	530,000	#, C	Windstream Corp., 8.625%, due 08/01/16	569,750
				12,076,528
			Textiles: 0.1%
	200,000	C, L	Collins & Aikman Floor Cover, 9.750%, due 02/15/10	200,000
	353,000	#, C, L	Invista, 9.250%, due 05/01/12	375,063
				575,063
			Transportation: 0.0%
	100,000	#, C	PHI, Inc., 7.125%, due 04/15/13	95,250
				95,250
			Trucking & Leasing: 0.0%
	170,000	C, L	Greenbrier Cos., Inc., 8.375%, due 05/15/15	173,400
				173,400
			Venture Capital: 0.1%
	400,000	C	Arch Western Finance, LLC, 6.750%, due 07/01/13	386,000
				386,000
			Total Corporate Bonds/Notes
			(Cost $106,993,130)	105,903,837

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%

			Federal Home Loan Bank: 0.1%
	550,000	S	3.125%, due 11/15/06	548,557
	65,000	S	3.500%, due 11/15/07	63,892
				612,449
			Federal Home Loan Mortgage Corporation: 4.0%
	1,029,895	C, ^	0.820%, due 07/15/35	30,162
	996,798	C, S, ^	2.370%, due 03/15/29	65,075
	925,495	C, S, ^	2.720%, due 03/15/29	58,777
	708,053	C, S, ^	2.820%, due 07/15/25	27,074
	500,000	S	3.625%, due 02/15/07	496,965
	100,000		4.000%, due 08/17/07	99,017
	565,000	S	4.125%, due 07/12/10	550,258
	568,933	S	4.500%, due 02/01/18	550,117
	1,028,919		4.500%, due 05/01/19	993,017
	249,494	S	4.500%, due 02/01/20	240,514
	1,257,572	C, ^	4.581%, due 08/15/29	113,396
	145,000	L	5.000%, due 09/16/08	145,113
	56,001		5.000%, due 01/01/20	55,049
	395,145		5.000%, due 02/01/20	388,429
	694,350		5.000%, due 08/01/33	670,265
	480,000	W	5.000%, due 10/15/34	461,700
	927,000	C	5.000%, due 02/15/35	869,294
	1,850,000		5.250%, due 07/18/11	1,877,941
	302,994	S	5.500%, due 01/01/18	303,679
	37,899	C, S	5.500%, due 03/15/22	37,861
	499,254	S	5.500%, due 12/01/32	494,243
	531,692	S	5.500%, due 12/01/34	525,550
	121,102	C	5.710%, due 05/15/36	121,453
	376,771	C	5.780%, due 02/15/29	379,167
	578,822	C	5.830%, due 01/15/33	587,219
	730,613	S	6.000%, due 04/01/17	741,375
	1,122,167	S	6.000%, due 09/01/24	1,137,123
	299,608	S	6.000%, due 02/01/34	301,726
	84,304	S	6.500%, due 04/01/18	86,107
	528,470		6.500%, due 04/01/21	539,920

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$154,486		6.500%, due 02/01/22	$158,610
154,575		6.500%, due 09/01/22	158,702
108,912	C, S	6.500%, due 06/15/31	111,777
44,678	S	6.500%, due 08/01/32	45,708
148,616	S	6.500%, due 07/01/34	151,585
500,000	S	6.625%, due 09/15/09	523,079
476,850	C	6.750%, due 02/15/24	495,812
640,406	C	7.000%, due 09/15/26	665,424
109,079	C, S, ^	7.000%, due 03/15/28	20,475
648,973	C, S, ^	7.000%, due 04/15/28	117,898
555,015	C	7.500%, due 09/15/22	565,572
			15,962,228
		Federal National Mortgage Association: 10.3%
89,650	^^	0.000%, due 09/01/33	64,960
955,145	^	1.140%, due 08/25/36	44,079
552,717	S, ^	1.370%, due 05/25/35	27,918
937,112	^	1.370%, due 10/25/35	54,264
453,798	S, ^	1.420%, due 08/25/25	25,935
185,581	S, ^	1.420%, due 05/25/35	8,003
1,805,999	^	1.870%, due 05/25/36	140,843
1,464,433	S, ^	2.420%, due 07/25/31	110,039
763,314	^	2.420%, due 02/25/32	55,600
315,693	^	2.620%, due 07/25/32	27,538
563,798	S, ^	2.770%, due 12/25/33	62,016
180,956	S, ^	2.920%, due 02/25/33	20,567
250,000		3.000%, due 06/25/22	244,695
145,000	S	4.000%, due 02/28/07	144,247
118,314	S	4.500%, due 03/01/19	114,542
402,408	S	4.500%, due 02/01/20	388,927
400,000	S	4.500%, due 08/25/25	371,148
2,050,000	L	4.625%, due 01/15/08	2,039,580
565,997		4.657%, due 06/25/36	549,851
1,005,000	S	4.750%, due 12/15/10	1,000,129
284,746	S	5.000%, due 06/01/18	280,667
1,799,000	W	5.000%, due 10/15/18	1,768,079
413,637	S	5.000%, due 11/01/18	407,711
646,634	S	5.000%, due 08/01/19	636,494
209,140		5.000%, due 12/01/32	201,807
931,440		5.000%, due 06/01/33	898,468
278,793		5.000%, due 07/01/33	268,924
513,009		5.000%, due 08/01/33	494,849
89,650	^	5.000%, due 09/01/33	21,967
588,000	W	5.000%, due 10/15/33	565,215
553,464		5.000%, due 11/01/33	533,871
236,833	S	5.000%, due 04/01/34	228,449
518,000	S	5.240%, due 01/31/07	509,162
143,000	W	5.500%, due 10/15/18	142,955
410,478	S	5.500%, due 09/01/19	410,942
698,000	S	5.500%, due 03/25/23	688,746
992,000	S	5.500%, due 04/25/23	976,673
485,508	S	5.500%, due 09/01/24	482,899
160,000		5.500%, due 11/25/25	154,811
500,000		5.500%, due 12/25/26	501,712
678,813		5.500%, due 08/25/27	680,170
695,104	S	5.500%, due 02/01/33	687,403
204,607	S	5.500%, due 03/01/33	202,211
149,648		5.500%, due 06/01/33	147,895
1,854,338	^	5.500%, due 06/25/33	392,099
229,183	S	5.500%, due 07/01/33	226,499
604,208		5.500%, due 10/01/33	597,133
420,013	S	5.500%, due 11/01/33	415,095
163,519	S	5.500%, due 12/01/33	161,605
338,270	S	5.500%, due 02/01/34	334,011
3,407,000	W	5.500%, due 10/15/35	3,356,960
60,115		5.730%, due 11/25/33	60,442
3,378,000	S	6.000%, due 05/15/11	3,532,395
276,585		6.000%, due 03/25/17	280,796

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$1,124,000	W	6.000%, due 10/15/20	$1,141,211
835,610		6.000%, due 07/01/24	846,237
118,873	S	6.000%, due 09/01/24	120,385
524,373		6.000%, due 12/01/28	529,921
1,109,799	S	6.000%, due 09/01/32	1,118,333
238,641	S	6.000%, due 11/01/32	240,706
531,475	^	6.000%, due 02/01/33	113,282
207,221	^	6.000%, due 12/01/33	47,981
951,850	^	6.000%, due 08/01/35	207,130
360,475	^	6.000%, due 09/01/35	72,970
874,260		6.330%, due 09/25/32	890,142
437,141		6.330%, due 12/25/32	445,639
649,627		6.500%, due 06/01/17	664,343
421,801		6.500%, due 10/25/28	435,446
341,209		6.500%, due 11/01/28	349,703
170,971	S	6.500%, due 12/01/28	175,228
161,520		6.500%, due 04/25/29	166,908
916,217		6.500%, due 12/01/29	938,999
496,628		6.500%, due 09/25/30	512,436
284,927		6.500%, due 04/01/31	292,020
1,204,000	W	6.500%, due 10/01/31	1,226,199
286,413	S	6.500%, due 10/25/31	292,336
335,156		6.500%, due 04/25/32	345,032
1,185,000	S	6.625%, due 09/15/09	1,240,972
47,398	S	7.000%, due 09/01/14	48,858
161,088	S	7.000%, due 11/01/17	165,948
254,813	S, ^	7.000%, due 02/01/28	56,818
352,986	^	7.000%, due 03/25/33	77,756
402,792		7.000%, due 04/01/33	415,924
285,904	^	7.000%, due 04/25/33	62,835
784,530		7.000%, due 04/01/34	809,901
350,616	^	7.500%, due 01/01/24	82,764
198,799		7.500%, due 09/01/32	205,447
468,134		7.500%, due 01/01/33	486,160
			41,569,966
		Government National Mortgage Association: 0.5%
551,278		5.000%, due 04/15/34	536,222
393,717		5.500%, due 04/15/33	391,596
177,927		5.500%, due 04/15/34	176,941
85,128		5.500%, due 07/15/33	84,670
432,959		6.000%, due 10/20/34	438,000
166,236		6.500%, due 02/20/35	170,152
310,352	C	8.000%, due 01/16/30	331,317
			2,128,898
		Other U.S. Government Agencies: 0.3%
2,233,000		Resolution Funding Corp. STRIP, 7.110%, due 01/15/21	1,099,699
			1,099,699
		Total U.S. Government Agency Obligations
		(Cost $61,877,699)	61,373,240

U.S. TREASURY OBLIGATIONS: 2.3%

		U.S. Treasury Bonds: 1.1%
55,000	L	4.500%, due 02/15/36	52,719
2,155,000	L	5.250%, due 02/15/29	2,279,419
310,000	L	5.375%, due 02/15/31	334,921
730,000	L	6.250%, due 05/15/30	877,540
916,000		7.250%, due 05/15/16	1,098,127
			4,642,726
		U.S. Treasury Notes: 1.2%
3,000,000	L	4.250%, due 11/30/07	2,979,494
1,163,000	L	4.625%, due 08/31/11	1,164,636
521,000	L	5.125%, due 06/30/11	532,662
			4,676,792
		Total U.S. Treasury Obligations
		(Cost $9,326,119)	9,319,518

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

ASSET-BACKED SECURITIES: 1.8%

		Automobile Asset-Backed Securities: 0.4%
$40,000	#, C	AESOP Funding II, LLC, 5.380%, due 04/20/09	$40,031
5,784	C	BMW Vehicle Owner Trust, 3.660%, due 12/26/07	5,782
240,000	C	BMW Vehicle Owner Trust, 5.300%, due 05/26/09	242,160
78,270	C	Capital One Prime Auto Receivables Trust, 4.240%, due 11/15/07	78,275
60,317	C	Chase Manhattan Auto Owner Trust, 3.720%, due 12/15/07	60,267
11,374	C, S	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	11,378
410,000	C	Daimler Chrysler Auto Trust, 5.250%, due 05/08/09	409,795
66,832	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	66,341
140,106	C	Ford Credit Auto Owner Trust, 4.240%, due 03/15/08	139,826
274,458	C, S	GS Auto Loan Trust, 4.320%, due 05/15/08	274,073
66,682	C	Honda Auto Receivables Owner Trust, 3.730%, due 10/18/07	66,618
246,141	C	Nissan Auto Receivables Owner Trust, 4.140%, due 01/15/08	245,631
20,210	C	Onyx Acceptance Grantor Trust, 4.030%, due 04/15/08	20,212
			1,660,389
		Home Equity Asset-Backed Securities: 0.6%
140,000	C, S	ACE Securities Corp., 5.510%, due 11/25/35	140,150
130,000	C	Argent Securities, Inc., 5.426%, due 10/25/36	130,000
480,000	C	Argent Securities, Inc., 5.810%, due 05/25/34	482,157
280,000	+, C	Centex Home Equity, 4.140%, due 03/25/28	277,272
22,595	+, C	Centex Home Equity, 4.196%, due 06/25/35	22,527
105,389	+, C	Centex Home Equity, 5.040%, due 10/25/35	104,952
250,000	C	Centex Home Equity, 5.430%, due 06/25/36	250,157
143,618	C	HFC Home Equity Loan Asset-Backed Certificates, 5.590%, due 01/20/35	143,842
310,000	C	Mastr Asset-Backed Securities Trust, 5.424%, due 08/25/36	310,000
330,000	C	Option One Mortgage Loan Trust, 5.430%, due 07/25/36	330,000
240,000	C	Residential Asset Securities Corp., 5.428%, due 09/25/36	239,963
			2,431,020
		Other Asset-Backed Securities: 0.8%
311,095	C	Ameriquest Mortgage Securities, Inc., 5.390%, due 04/25/36	311,323
136,073	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.610%, due 02/25/33	136,388
20,731	C	Countrywide Asset-Backed Certificates, 4.317%, due 11/25/35	20,671
60,000	C	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	59,891
100,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	99,845
200,554	C	Countrywide Asset-Backed Certificates, 5.484%, due 02/25/36	200,717
142,772	C	Countrywide Asset-Backed Certificates, 5.530%, due 05/25/36	142,945
122,415	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.380%, due 04/25/36	122,501
190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.414%, due 07/25/36	190,119
100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.434%, due 06/25/36	100,000
410,000	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 5.540%, due 11/25/35	410,436
192,585	+, C	Lehman XS Trust, 5.180%, due 08/25/35	192,054
190,980	C	Merrill Lynch Mortgage Investors, Inc., 5.510%, due 04/25/36	191,136
120,000	C	Morgan Stanley Capital I, 5.590%, due 07/25/35	120,276
27,239	C	Popular Mortgage Pass-Through Trust, 3.914%, due 05/25/35	27,063
40,000	C	Popular Mortgage Pass-Through Trust, 4.415%, due 04/25/35	39,635
100,000	C	Popular Mortgage Pass-Through Trust, 5.680%, due 01/25/36	99,940
189,049	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	187,459
119,327	C	Residential Asset Mortgage Products, Inc., 5.410%, due 07/25/36	119,402
132,560	C	Structured Asset Investment Loan Trust, 5.390%, due 04/25/36	132,652
7,734	+, C	Structured Asset Securities Corp., 4.510%, due 08/25/33	7,698
166,317	+, C	Structured Asset Securities Corp., 5.180%, due 03/25/35	165,792
190,000	C	Wells Fargo Home Equity Trust, 5.424%, due 07/25/36	189,970
			3,267,913
		Total Asset-Backed Securities
		(Cost $7,362,963)	7,359,322

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%

200,000	C	Argent Securities, Inc., 5.430%, due 06/25/36	200,125
290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	283,754
400,000	C	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	401,625
25,746	C	Banc of America Mortgage Securities, 4.975%, due 06/25/35	25,715
206,084	C	Chaseflex Trust, 5.430%, due 09/25/36	206,083
70,000	+, C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	69,922
446,948	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	451,697

				PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio				as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	$389,766	C	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, 5.961%, due 06/25/36	$389,431
	440,000	C	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, 6.005%, due 10/25/36	440,344
	440,000	C	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, 6.005%, due 10/27/36	440,344
	125,427	C	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, 6.360%, due 07/25/36	125,588
	170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	168,430
	233,000	C	General Motors Acceptance Corp., 7.088%, due 05/15/30	246,416
	80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,206
	408,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	407,572
	70,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	68,669
	240,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	236,748
	200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	198,616
	155,280	+, C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	154,309
	46,885	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	46,645
	144,727	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	144,447
	468,874	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	468,558
	520,000	C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	520,244
	432,302	C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	430,927
	150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	148,360
	82,172	C	Washington Mutual, Inc., 4.673%, due 05/25/35	81,944
	164,515	C	Washington Mutual, Inc., 5.580%, due 07/25/45	165,002
	7,437	C	Wells Fargo Mortgage-Backed Securities Trust, 4.509%, due 01/25/35	7,413
			Total Collateralized Mortgage Obligations
			(Cost $6,632,443)	6,607,134

OTHER BONDS: 21.7%
			Foreign Government Bonds: 20.9%
ARS	7,983,000	@@, I	Argentina Bonos, 2.000%, due 09/30/14	2,674,932
	$3,440,000	@@	Argentina Bonos, 0.860%, due 03/28/11	3,309,280
ARS	1,016,400	@@, I	Argentina Government International Bond, 2.000%, due 02/04/18	490,557
	$1,281,000	@@	Argentina Government International Bond, 5.590%, due 08/03/12	1,187,594
EUR	505,000	@@	Belgium Government Bond, 5.000%, due 03/28/35	753,423
EUR	1,230,000	@@	Belgium Treasury Bill, 3.120%, due 12/14/06	1,549,899
	$3,815,000	@@, L, X	Brazil Government International Bond, 8.000%, due 01/15/18	4,186,200
	1,195,000	@@	Brazil Government International Bond, 8.750%, due 02/04/25	1,423,424
	1,375,000	@@	Brazil Government International Bond, 8.875%, due 10/14/19	1,634,188
	565,000	@@	Brazil Government International Bond, 10.500%, due 07/14/14	711,335
EUR	1,945,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,511,354
CAD	3,500,000	@@, L	Canadian Government Bond, 4.000%, due 09/01/10	3,144,379
	$1,795,000	@@	Colombia Government Bond, 8.125%, due 05/21/24	1,983,475
	80,000	@@	Colombia Government Bond, 10.750%, due 01/15/13	98,080
COP	435,000,000	@@, L	Colombia Government Bond, 11.750%, due 03/01/10	193,822
COP	5,172,000,000	@@	Colombia Government Bond, 12.000%, due 10/22/15	2,471,777
DKK	1,235,000	@@	Denmark Government Bond, 4.000%, due 08/15/08	211,370
DKK	1,155,000	@@	Denmark Government Bond, 4.000%, due 11/15/10	199,179
DKK	855,000	@@	Denmark Government Bond, 4.000%, due 11/15/15	148,528
DKK	315,000	@@	Denmark Government Bond, 7.000%, due 11/10/24	74,686
	$362,290	@@, #	Dominican Republic International Bond, 9.500%, due 09/27/11	391,273
	440,000	@@, #	El Salvador Government International Bond, 7.650%, due 06/15/35	474,100
EUR	3,220,000	@@	France Government Bond, 3.250%, due 04/25/16	3,932,282
EUR	1,380,000	@@	France Government Bond, 4.000%, due 04/25/55	1,791,692
EUR	1,000,000	@@	France Treasury Bill, 3.320%, due 12/14/06	1,259,571
EUR	3,375,000	@@	German Treasury Bill, 3.380%, due 03/14/07	4,214,802
EUR	1,170,000	@@	Hellenic Republic Government Bond, 4.600%, due 05/20/13	1,548,365
	$30,000	@@, #	Indonesia Government International Bond, 6.750%, due 03/10/14	30,675
	50,000	@@, #	Indonesia Government International Bond, 7.250%, due 04/20/15	52,688
	480,000	@@, #, L	Indonesia Government International Bond, 8.500%, due 10/12/35	564,000
ILS	7,770,000	@@, X	Israel Government Bond, 7.500%, due 03/31/14	2,004,690
EUR	2,270,000	@@	Italy Buoni Poliennali Del Tesoro, 4.250%, due 02/01/19	2,942,814
EUR	1,955,000	@@	Italy Certificati di Credito del Tesoro, 3.400%, due 07/01/09	2,489,953
JPY	288,864,000	@@	Japanese Government CPI Linked Bond, 0.800%, due 03/10/16	2,390,901
JPY	135,000,000	@@	Japan Government Ten Year Bond, 1.500%, due 03/20/15	1,138,687
MYR	2,280,000	@@	Malaysia Government Bond, 4.720%, due 09/30/15	647,467
	$770,000	@@, L	Mexico Government International Bond, 6.625%, due 03/03/15	820,050
	320,000	@@, L	Mexico Government International Bond, 7.500%, due 01/14/12	352,000
	2,093,000	@@	Mexico Government International Bond, 7.500%, due 04/08/33	2,419,508
UYU	11,880,000	@@	Oriental Republic of Uruguay, 5.000%, due 09/14/18	515,712

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of September 30, 2006 (Unaudited) (continued)

Principal Amount					Value

			Foreign Government Bonds (continued)
	$305,000	@@	Oriental Republic of Uruguay, 7.625%, due 03/21/36		$305,763
	1,367,000	@@, L	Panama Government International Bond, 6.700%, due 01/26/36		1,360,165
	1,440,000	@@	Panama Government International Bond, 7.250%, due 03/15/15		1,544,400
	450,000	@@	Panama Government International Bond, 9.375%, due 04/01/29		582,750
	196,840	@@, C	Peru Government International Bond, 5.000%, due 03/07/17		195,118
PEN	5,800,000	@@	Peru Government International Bond, 7.840%, due 08/12/20		1,890,500
PEN	575,000	@@	Peru Government International Bond, 8.200%, due 08/12/26		193,508
PEN	2,310,000	@@	Peru Government International Bond, 8.600%, due 08/12/17		796,213
	$785,000	@@, L	Peru Government International Bond, 8.750%, due 11/21/33		965,550
	635,000	@@, L	Peru Government International Bond, 9.875%, due 02/06/15		788,988
PEN	3,335,000	@@	Peru Government International Bond, 9.910%, due 05/05/15		1,237,952
PEN	270,000	@@	Peru Government International Bond, 12.250%, due 08/10/11		103,426
	$280,000	@@, L	Philippine Government International Bond, 7.750%, due 01/14/31		293,650
	620,000	@@, L	Philippine Government International Bond, 8.000%, due 01/15/16		683,550
	790,000	@@	Philippine Government International Bond, 9.500%, due 10/21/24		966,763
	600,000	@@	Philippine Government International Bond, 9.500%, due 02/02/30		741,000
PLN	4,140,000	@@	Poland Government Bond, 4.250%, due 05/24/11		1,261,420
PLN	2,050,000	@@	Poland Government Bond, 4.430%, due 08/12/07		630,520
PLN	2,650,000	@@	Poland Government Bond, 5.000%, due 10/24/13		824,485
PLN	635,000	@@	Poland Government Bond, 5.750%, due 09/23/22		202,562
	$1,280,000	@@, L	Republic of Colombia, 7.375%, due 09/18/37		1,299,200
	460,000	@@	Republic of Turkey, 7.000%, due 09/26/16		451,545
	220,000	@@	Russian Ministry of Finance, 3.000%, due 05/14/11		198,064
	240,000	@@	Turkey Government International Bond, 7.250%, due 03/15/15		242,400
	740,000	@@	Turkey Government International Bond, 9.500%, due 01/15/14		845,450
	160,000	@@	Turkey Government International Bond, 11.000%, due 01/14/13		193,296
GBP	745,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09		1,368,867
GBP	730,000	@@	United Kingdom Gilt, 5.000%, due 03/07/08		1,368,968
GBP	955,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28		2,233,760
	$1,335,000	@@	Uruguay Government International Bond, 8.000%, due 11/18/22		1,415,100
					84,123,645
			Regional (state/province): 0.8%
MYR	1,920,000	@@	Johor Corp., 1.000%, due 07/31/12		534,159
AUD	3,810,000	@@	New South Wales Treasury Corp., 8.000%, due 03/01/08		2,913,434
					3,447,593
			Total Other Bonds
			(Cost $85,969,065)		87,571,238

			Total Long-Term Investments
			(Cost $352,367,523)		352,723,149

SHORT-TERM INVESTMENTS: 31.0%

			U.S. Government Agency Obligations: 9.8%
	$39,602,000		Federal Home Loan Bank, 4.500%, due 10/02/06		39,592,100

			Total U.S. Government Agency Obligations
			(Cost $39,592,100)		39,592,100

			U.S. Treasury Bills: 3.9%
	15,760,000	L	4.700%, due 11/09/06		15,680,689

			Total U.S. Treasury Bills
			(Cost $15,680,689)		15,680,689

			Securities Lending CollateralCC: 17.3%
	69,711,281		The Bank of New York Institutional Cash Reserves Fund		69,711,281

			Total Securities Lending Collateral
			(Cost $69,711,281)		69,711,281

			Total Short-Term Investments
			(Cost $124,984,070)		124,984,070

			Total Investments in Securities
			(Cost $475,296,593)*	118.5%	$477,707,219
			Other Assets and Liabilities - Net	(18.0)	(74,440,001)
			Net Assets	100.0%	$403,267,218

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount	Value

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $475,504,461.
Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$5,466,528
	Gross Unrealized Depreciation	(5,291,229)
	Net Unrealized Appreciation	$175,299

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

The Fund may invest up to 15% of its net assets in illiquid securities.  Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Portfolio	Security	Notional Principal/Par Value		Initial Acquisition Date	Cost	Value	Percent of Net Assets

Oppenheimer Strategic Income	Argentina Government International Bond, 2.000%, due 02/04/18	ARS	1,016,400	05/18/05	$441,544	$490,557	0.1%
	Argentina Bonds, 2.000%, due 09/30/14	ARS	7,983,000	07/08/05	2,674,932	2,704,015	0.7%
	American Style Put Option OTC, TRY-JPY Strike @ 77*Exp 1/30/2007	TRY	(1,780,000)	07/28/06	(15,427)	(30,218)	0.0%
	Citigroup EGP Credit Linked Note, 0.000%, 03/22/07	EGP	6,000,000	09/16/06	1,002,170	1,001,695	0.2%
	Citigroup EGP Credit Linked Note, 9.310%, 02/22/07	EGP	1,670,000	08/15/06	281,168	280,714	0.1%
	Citigroup EGP Credit Linked Note, 9.560%, due 7/12/2007	EGP	1,750,000	08/01/06	285,110	283,911	0.1%
						$4,730,674	1.2%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006:

ING Oppenheimer Strategic Income Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
Euro-Bobl 5-Year Note	25	$3,485,563	12/07/06	$11,487
Euro-Bund 10-Year Note	15	2,246,358	12/07/06	(756)
Euro-Schatz 2-Year Note	40	5,275,612	12/07/06	2,781
IBEX 35 Index	3	492,601	10/20/06	26,270
Japan 10-Year Bond	10	11,411,640	12/11/06	55,645
Long Gilt 10-Year Note	6	1,236,196	12/27/06	4,812
MSCI Taiwan Index	14	401,660	10/30/06	(5,069)
NASDAQ 100 E-Mini	40	1,337,000	12/15/06	55,014
S&P/MIB IDX FUT DEC06	2	487,934	12/15/06	6,499
SPI 200	7	675,615	12/21/06	10,383
U.S. Treasury 2-Year Note	65	13,292,500	12/29/06	27,440
U.S. Treasury 10-Year Note	144	15,561,000	12/19/06	102,844
U.S. Treasury 30-Year Bond	265	29,787,656	12/19/06	572,032
				869,382
Short Contracts
Australia 10-Year Bond	7	(541,368)	12/15/06	602
CAC40 10 Index	10	(667,313)	10/20/06	(16,029)
Canada 10-Year Bond	16	(1,648,168)	12/18/06	(23,509)
FTSE 100 Index	14	(1,569,230)	12/15/06	(15,844)
Japan 10-Year Mini	20	(2,284,021)	12/08/06	(7,899)
NIKKEI 225 Index	13	(1,771,852)	12/07/06	(8,760)
S&P 500 E-Mini	97	(6,525,190)	12/15/06	(160,075)
S&P/TSE 60 Index	5	(605,323)	12/14/06	(11,167)
U.S. Treasury 5-Year Note	9	(949,641)	12/29/06	(2,898)
				(245,579)
				$623,803

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

CAD	1,730,000	USD	1,551,569	10/02/06	1,547,752	3,817
EUR	1,200,000	USD	1,538,880	10/02/06	1,521,665	17,215
GBP	820,000	USD	1,549,636	10/02/06	1,535,322	14,314
JPY	175,000,000	USD	1,496,194	10/02/06	1,481,481	14,713
JPY	175,000,000	USD	1,495,611	10/02/06	1,481,481	14,130
JPY	175,000,000	USD	1,495,394	10/02/06	1,481,481	13,913
USD	1,566,283	CAD	1,730,000	10/02/06	1,547,752	(18,531)
USD	1,538,076	EUR	1,200,000	10/02/06	1,521,665	(16,411)
USD	1,560,829	GBP	820,000	10/02/06	1,535,322	(25,507)
USD	1,508,620	JPY	175,000,000	10/02/06	1,481,481	(27,139)
USD	619,835	JPY	72,000,000	10/02/06	609,524	(10,311)
USD	1,508,581	JPY	175,000,000	10/02/06	1,481,481	(27,100)
USD	1,508,620	JPY	175,000,000	10/02/06	1,481,481	(27,139)
BRL	3,200,000	USD	1,461,187	10/03/06	1,470,796	(9,609)
EUR	1,820,000	USD	2,352,350	10/03/06	2,308,260	44,090
EUR	910,000	USD	1,172,845	10/03/06	1,154,130	18,715
HUF	518,000,000	USD	2,277,443	10/03/06	2,409,241	(131,798)
SKK	35,000,000	USD	1,145,738	10/03/06	1,187,524	(41,786)
USD	1,472,821	BRL	3,200,000	10/03/06	1,470,796	(2,025)
USD	2,298,351	EUR	1,820,000	10/03/06	2,308,260	9,909
USD	1,148,261	EUR	910,000	10/03/06	1,154,130	5,869
USD	2,454,104	HUF	518,000,000	10/03/06	2,409,241	(44,863)
USD	1,199,909	SKK	35,000,000	10/03/06	1,187,524	(12,385)
EUR	1,995,000	USD	2,560,383	10/05/06	2,530,501	29,882
GBP	815,000	USD	1,554,018	10/05/06	1,526,065	27,953
GBP	1,585,000	USD	3,014,907	10/05/06	2,967,868	47,039
SEK	10,600,000	USD	1,461,653	10/05/06	1,447,040	14,613
USD	165,933	EUR	130,000	10/05/06	164,895	(1,038)
USD	1,561,952	EUR	1,210,000	10/05/06	1,534,790	(27,162)
USD	831,850	EUR	655,000	10/05/06	830,816	(1,034)
USD	2,252,436	GBP	1,200,000	10/05/06	2,246,967	(5,469)
USD	2,252,400	GBP	1,200,000	10/05/06	2,246,967	(5,433)
USD	1,427,472	ZAR	10,200,000	10/05/06	1,309,018	(118,454)
USD	203,501	ZAR	1,500,000	10/05/06	192,503	(10,998)
EUR	2,055,000	USD	2,629,167	10/06/06	2,606,758	22,409
EUR	1,210,000	USD	1,548,195	10/06/06	1,534,879	13,316
EUR	1,210,000	USD	1,544,746	10/06/06	1,534,879	9,867
EUR	1,170,000	USD	1,503,964	10/06/06	1,484,139	19,825
USD	1,558,552	EUR	1,210,000	10/06/06	1,534,879	(23,673)
USD	1,554,838	EUR	1,210,000	10/06/06	1,534,879	(19,959)
USD	2,272,638	EUR	1,790,000	10/06/06	2,270,607	(2,031)
USD	1,823,426	EUR	1,435,000	10/06/06	1,820,291	(3,135)
USD	383,460	DOP	12,654,186	10/10/06	375,495	(7,965)
USD	960,267	KRW	922,000,000	10/10/06	974,639	14,372
USD	680,315	TRY	1,035,439	10/10/06	680,985	670
USD	1,432,603	INR	66,000,000	10/11/06	1,436,467	3,864
USD	170,737	INR	7,900,000	10/11/06	171,941	1,204
JPY	507,000,000	USD	4,311,665	10/12/06	4,300,086	11,579
USD	4,363,167	JPY	507,000,000	10/12/06	4,300,086	(63,081)
AUD	120,000	USD	90,245	10/13/06	89,410	835
CAD	415,000	USD	370,440	10/13/06	371,426	(986)
CHF	115,000	USD	92,832	10/13/06	92,089	743
EUR	1,745,000	USD	2,222,537	10/13/06	2,214,423	8,114
GBP	200,000	USD	373,170	10/13/06	374,536	(1,366)
JPY	65,000,000	USD	556,231	10/13/06	551,379	4,852
USD	191,753	AUD	255,000	10/13/06	189,997	(1,756)
USD	772,652	CAD	865,000	10/13/06	774,176	1,524
USD	192,927	CHF	241,000	10/13/06	192,987	60

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Forward Foreign Currency Contracts as of September 30, 2006 (continued)

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	4,617,704	EUR	3,640,000	10/13/06	4,619,197	1,493
USD	779,868	GBP	415,000	10/13/06	777,161	(2,707)
USD	1,155,451	JPY	136,000,000	10/13/06	1,153,654	(1,797)
NOK	3,840,000	USD	591,594	10/17/06	588,970	2,624
USD	618,098	NOK	3,840,000	10/17/06	588,970	(29,128)
USD	1,214,521	THB	46,000,000	10/17/06	1,221,326	6,805
CHF	1,800,000	USD	1,443,465	10/23/06	1,442,864	601
CHF	210,000	USD	168,546	10/23/06	168,334	212
CNY	12,700,000	USD	1,604,041	10/23/06	1,610,842	(6,801)
CZK	36,000,000	USD	1,611,243	10/23/06	1,615,887	(4,644)
ISK	44,525,000	USD	615,734	10/23/06	631,697	(15,963)
JPY	170,000,000	USD	1,455,866	10/23/06	1,444,309	11,557
JPY	19,000,000	USD	162,708	10/23/06	161,423	1,285
USD	1,071,559	MXN	11,710,000	10/24/06	1,063,834	(7,725)
USD	1,450,771	ARS	4,500,000	10/25/06	1,445,013	(5,758)
USD	1,544,869	TRY	2,300,000	10/26/06	1,503,067	(41,802)
BRL	790,000	USD	360,073	10/27/06	361,243	(1,170)
CAD	1,740,000	USD	1,528,998	10/27/06	1,557,953	(28,955)
CAD	790,000	USD	715,314	10/27/06	707,347	7,967
EUR	560,000	USD	712,622	10/27/06	711,222	1,400
USD	355,535	BRL	790,000	10/27/06	361,243	5,708
USD	2,265,503	CAD	2,530,000	10/27/06	2,265,300	(203)
USD	719,913	EUR	560,000	10/27/06	711,222	(8,691)
BRL	2,280,000	USD	1,038,961	10/31/06	1,041,664	(2,703)
USD	472,657	BRL	1,210,000	10/31/06	552,813	80,156
USD	954,040	BRL	2,410,000	10/31/06	1,101,057	147,017
USD	57,593	BRL	135,000	10/31/06	61,677	4,084
USD	980,303	BRL	2,140,000	10/31/06	977,702	(2,601)
USD	1,048,933	KRW	1,000,000,000	11/02/06	1,057,742	8,809
USD	1,451,643	BRL	3,200,000	11/03/06	1,460,969	9,326
CHF	3,775,000	USD	3,044,355	11/08/06	3,030,927	13,428
USD	3,123,449	CHF	3,775,000	11/08/06	3,030,927	(92,522)
CHF	2,550,000	USD	2,074,098	11/09/06	2,047,588	26,510
USD	1,921,408	CHF	2,325,000	11/09/06	1,866,919	(54,489)
USD	181,489	CHF	225,000	11/09/06	180,670	(819)
CHF	310,000	USD	253,735	11/10/06	248,948	4,787
CHF	1,510,000	USD	1,210,556	11/10/06	1,212,616	(2,060)
USD	1,487,414	CHF	1,820,000	11/10/06	1,461,564	(25,850)
USD	431,402	MYR	1,520,000	11/16/06	413,099	(18,303)
USD	433,183	MYR	1,530,000	11/17/06	415,837	(17,346)
EUR	250,000	USD	324,838	11/20/06	317,936	6,902
USD	183,018	CLP	97,000,000	11/21/06	181,191	(1,827)
USD	660,964	CLP	357,000,000	11/21/06	666,859	5,895
USD	916,998	MXN	9,900,000	11/21/06	898,094	(18,904)
AUD	4,080,000	USD	3,088,560	11/22/06	3,037,385	51,175
USD	3,079,421	AUD	4,080,000	11/22/06	3,037,385	(42,036)
USD	1,805,307	ZAR	12,900,000	11/27/06	1,647,551	(157,756)
USD	909,465	MXN	9,940,000	11/28/06	901,393	(8,072)
USD	454,691	MXN	4,970,000	11/28/06	450,697	(3,994)
USD	909,756	MXN	9,950,000	11/29/06	902,253	(7,503)
USD	454,629	MXN	4,970,000	11/29/06	450,673	(3,956)
JPY	400,000,000	USD	3,656,910	11/30/06	3,415,518	241,392
JPY	25,000,000	USD	214,548	11/30/06	213,470	1,078
USD	1,831,838	JPY	200,000,000	11/30/06	1,707,759	(124,079)
EUR	4,000,000	USD	5,086,760	12/06/06	5,091,267	(4,507)
USD	2,607,440	EUR	2,000,000	12/06/06	2,545,634	(61,806)
JPY	169,000,000	USD	1,458,203	12/11/06	1,445,284	12,919
JPY	5,000,000	USD	43,223	12/11/06	42,760	463
JPY	265,000,000	USD	2,286,670	12/11/06	2,266,274	20,396
USD	3,173,340	JPY	359,000,000	12/11/06	3,070,160	(103,180)
JPY	151,000,000	USD	1,334,630	12/12/06	1,291,530	43,100
JPY	372,000,000	USD	3,210,439	12/12/06	3,181,782	28,657

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Forward Foreign Currency Contracts as of September 30, 2006 (continued)

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	4,190,778	JPY	470,000,000	12/12/06	4,019,993	(170,785)
JPY	343,000,000	USD	2,935,551	12/13/06	2,935,551	0
USD	3,034,111	JPY	338,000,000	12/13/06	2,891,379	(142,732)
USD	43,290	JPY	5,000,000	12/13/06	42,772	(518)
JPY	404,000,000	USD	3,457,513	12/14/06	3,457,513	0
USD	2,091,678	JPY	235,000,000	12/14/06	2,010,560	(81,118)
USD	1,496,727	JPY	169,000,000	12/14/06	1,445,892	(50,835)
JPY	562,000,000	USD	4,821,303	12/15/06	4,808,906	12,397
USD	5,004,006	JPY	562,000,000	12/15/06	4,808,906	(195,100)
GBP	400,000	USD	742,532	12/27/06	749,628	(7,096)
USD	273,977	GBP	150,000	12/27/06	281,111	7,134
USD	92,384	GBP	50,000	12/27/06	93,704	1,320
USD	37,909	GBP	20,000	12/27/06	37,481	(428)
USD	711,406	GBP	380,000	12/27/06	711,406	0
USD	675,137	CLP	364,000,000	12/28/06	679,744	4,607
AUD	3,345,000	USD	2,521,527	01/10/07	2,487,388	34,139
CAD	3,220,000	USD	2,889,940	01/10/07	2,889,771	169
CHF	2,305,000	USD	1,861,979	01/10/07	1,861,964	15
CHF	225,000	USD	182,562	01/10/07	181,754	808
EUR	655,000	USD	836,095	01/10/07	835,077	1,018
EUR	1,435,000	USD	1,832,495	01/10/07	1,829,519	2,976
GBP	1,200,000	USD	2,254,500	01/10/07	2,249,025	5,475
SEK	1,340,000	USD	186,770	01/10/07	184,169	2,601
USD	499,980	AUD	665,000	01/10/07	494,503	(5,477)
USD	3,063,079	CHF	3,775,000	01/10/07	3,049,421	(13,658)
USD	1,217,742	CHF	1,510,000	01/10/07	1,219,768	2,026
USD	1,856,041	EUR	1,455,000	01/10/07	1,855,017	(1,024)
USD	2,080,620	EUR	1,615,000	01/10/07	2,059,005	(21,615)
USD	715,395	EUR	560,000	01/10/07	713,959	(1,436)
USD	2,306,701	GBP	1,215,000	01/10/07	2,277,137	(29,564)
USD	590,707	GBP	315,000	01/10/07	590,369	(338)
USD	2,386,760	JPY	274,000,000	01/10/07	2,352,829	(33,931)
USD	619,323	JPY	72,000,000	01/10/07	618,262	(1,061)
USD	1,255,849	JPY	146,000,000	01/10/07	1,253,697	(2,152)
USD	9,203,537	JPY	1,069,000,000	01/10/07	9,179,468	(24,069)
USD	906,347	NOK	5,855,000	01/10/07	902,178	(4,169)
USD	2,946,735	JPY	343,000,000	01/10/07	2,946,735	0
USD	3,470,254	JPY	404,000,000	01/10/07	3,470,254	0
EUR	665,000	USD	849,803	01/31/07	848,602	1,201
USD	374,970	EUR	290,000	01/31/07	370,067	(4,903)
USD	269,157	EUR	210,000	01/31/07	267,980	(1,177)
USD	210,243	EUR	165,000	01/31/07	210,555	312
EUR	1,100,000	USD	1,421,365	02/07/07	1,404,131	17,234
EUR	160,000	USD	204,768	02/07/07	204,237	531
GBP	580,000	USD	1,096,925	02/07/07	1,087,149	9,776
JPY	130,000,000	USD	1,156,996	02/07/07	1,120,375	36,621
BRL	7,865,000	USD	3,445,783	02/21/07	3,520,212	(74,429)
USD	4,721,261	BRL	10,925,000	02/21/07	4,889,805	168,544
USD	587,731	BRL	1,370,000	02/21/07	613,184	25,453
AUD	2,450,000	USD	1,860,530	03/05/07	1,819,452	41,078
JPY	220,000,000	USD	1,923,371	03/05/07	1,902,412	20,959
SEK	13,570,000	USD	1,894,296	03/05/07	1,870,839	23,457
USD	1,907,137	CHF	2,310,000	03/05/07	1,875,083	(32,054)
USD	1,888,364	EUR	1,460,000	03/05/07	1,865,776	(22,588)
USD	1,851,346	NZD	2,850,000	03/05/07	1,843,021	(8,325)
USD	681,484	NZD	1,060,000	03/05/07	685,474	3,990
USD	256,580	CHF	310,000	03/06/07	251,657	(4,923)
USD	1,515,595	EUR	1,170,000	03/06/07	1,495,242	(20,353)
USD	2,372,093	BRL	5,610,000	08/02/07	2,493,555	121,462
USD	2,608,328	BRL	6,170,000	08/02/07	2,742,466	134,138
USD	982,411	BRL	2,290,000	09/05/07	1,017,868	35,457
USD	2,277,621	BRL	5,310,000	09/05/07	2,360,210	82,589

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Forward Foreign Currency Contracts as of September 30, 2006 (continued)

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	2,524,902	BRL	5,830,000	10/02/07	2,591,341	66,439
TRY	610,000	USD	339,285	01/24/08	375,880	(36,595)
TRY	320,000	USD	170,213	01/24/08	197,183	(26,970)
TRY	2,855,000	USD	1,518,617	01/24/08	1,759,240	(240,623)
USD	2,533,467	TRY	3,785,000	01/24/08	2,332,302	(201,165)
TRY	610,000	USD	338,701	02/01/08	375,880	(37,179)
TRY	175,000	USD	93,001	02/01/08	107,834	(14,833)
TRY	2,135,000	USD	1,107,538	02/01/08	1,315,579	(208,041)
USD	1,515,232	TRY	2,855,000	02/01/08	1,759,240	244,008
USD	32,067	TRY	65,000	02/01/08	40,053	7,986
					289,904,004	(1,067,993)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding as of September 30, 2006:

		BUY/SELL	(Pay)/Receive	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE	AMOUNT		(DEPRECIATION)

Morgan Stanley	Republic of Venezuela 9.25% due 9/15/2027	Buy	(2.20)%	5/20/10	USD	685,000	$(26,483)
Citibank, N.A., New York	Russian Federation 5% step-up due 3/31/2030	Sell	0.6475%	1/20/11	USD	720,000	4,401
Citibank, N.A., New York	United Mexican States 7.5% due 4/8/2033	Buy	(0.6475)%	1/20/11	USD	720,000	(5,464)
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.75% due 3/10/2014	Buy	(1.68)%	3/20/11	USD	300,000	(3,736)
Deutsche Bank AG	Ukraine 7.65% due 6/11/2013	Buy	(1.88)%	3/20/11	USD	335,000	(369)
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.75% due 3/10/2014	Sell	1.67%	6/20/11	USD	300,000	2,759
JPMorgan Chase Bank, N.A.	Ukraine 7.65% due 6/11/2013	Sell	1.92%	8/20/11	USD	75,000	283
UBS AG	Republic of Indonesia 6.75% due 3/10/2014	Sell	2.30%	9/20/11	USD	275,000	9,137
Morgan Stanley & Co. Intl. Ltd.	Finansbank, A.S. - USD 110,000,000 6.25% Eurobonds due 3/24/2011 and USD 110,000,000 6.50 Eurobonds due 3/24/2013	Sell	1.30%	3/24/13	USD	1,290,000	(43,079)
Morgan Stanley Capital Services Inc.	Republic of Colombia 10.375% due 1/28/2033	Buy	(3.70)%	8/20/15	USD	360,000	(38,699)
Deutsche Bank AG	Republic of the Philippines 10.625% 3/16/2025	Buy	(3.69)%	9/20/15	USD	1,500,000	(75,630)
Morgan Stanley	Republic of Venezuela 9.25% due 9/15/2027	Buy	(3.48)%	11/20/15	USD	125,000	(10,029)
Citibank, N.A., New York	Republic of Hungary 4.5% due 1/29/2014	Buy	(0.40)%	12/20/15	USD	745,000	10,602

							$(176,307)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)

Receive a fixed rate equal to 18% and pay a floating rate based on BRR-CDI Counterparty: J. Aron & Company	1/2/07	BRL	599,000	$5,162

Receive a fixed rate equal to 17.59% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	1/2/07	BRL	1,445,000	10,731

Receive a fixed rate equal to 17.18% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/2/08	BRL	4,647,932	101,289

Receive a fixed rate equal to 18.16% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/2/08	BRL	497,000	16,971

Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 8.29% Counterparty: JPMorgan Chase Bank, N.A.	6/21/08	ZAR	9,120,000	13,703

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.25% Counterparty: Lehman Brothers International (Europe)	5/21/09	GBP	2,820,000	(13,412)

Receive a fixed rate equal to 14.89% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/4/10	BRL	8,390,000	103,090

Receive a fixed rate equal to 5.52% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	3/24/10	PLN	20,000	222

Receive a fixed rate equal to 5.55% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	3/25/10	PLN	32,000	363

Receive a fixed rate equal to 4.48% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	7/1/10	PLN	265,000	(2,400)

Receive a fixed rate equal to 4.53% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	7/4/10	PLN	1,950,000	(17,467)

Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.32% Counterparty: Citibank N.A., New York	6/27/11	TWD	16,900,000	(7,122)

Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	6/27/11	INR	16,900,000	(2,906)

Receive a floating rate based on 6-month HUF-BUBOR and pay a fixed rate equal to 8.44% Counterparty: Deutsche Bank AG	7/3/11	HUF	82,000,000	(29)

Receive a fixed rate equal to 13.91% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	1/2/12	BRL	1,043,151	(5,867)

Receive a fixed rate equal to 14.05% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/2/12	BRL	520,991	(784)

Receive a fixed rate equal to 14% and pay a floating rate based on the Brazil Interbank Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	1/3/12	BRL	1,040,000	(1,335)

Receive a floating rate equal to 6-month NOK-NIBOR and pay a fixed rate equal to 4.22% Counterparty UBS AG, London Branch	2/6/12	NOK	20,210,000	34,486

Receive a fixed rate equal to 4.0325% and pay a floating rate based on 3-month SEK-STIBOR Counterparty: Merrill Lynch	6/19/12	SEK	13,480,000	8,775

Receive a fixed rate equal to 10.85% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	3/5/15	MXN	800,000	9,474

Receive a fixed rate equal to 10.7% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	5/8/15	MXN	4,060,000	45,668

Receive a fixed rate equal to 10.43% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	5/29/15	MXN	3,400,000	32,490

Receive a fixed rate equal to 10.30% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	6/1/15	MXN	3,400,000	29,902

Receive a fixed rate equal to 10.29% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	6/4/15	MXN	2,340,000	20,892

Receive a fixed rate equal to 5.25% (notional value UDI 1,184,117.66 converted to MXN)
Pay a floating rate based on 6-month USD-LIBOR (notional value $390,000.00)
Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00
Counterparty: Deutsche Bank AG London	6/23/15	SEE DESCRIPTION		38,998

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006 (continued)

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)

Receive a fixed rate equal to 10% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	6/24/15	MXN	1,920,000	13,685

Receive a fixed rate equal to 9.99% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Lehman Brothers Special Financing Inc.	7/9/15	MXN	3,790,000	26,665

Receive a fixed rate equal to 10% and pay a floating rate base on 28-day MXN-TIIE-BANXICO
Counterparty: Credit Suisse First Boston International	7/9/15	MXN	3,830,000	27,850

Receive a fixed rate equal to 9.76% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: JPMorgan Chase Bank, N.A.	8/17/15	MXN	3,700,000	21,127

Receive a fixed rate equal to 8.70% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	2/5/16	MXN	13,500,000	(8,203)

Receive a fixed rate equal to 5.57% and pay a floating rate based on 3-month USD-LIBOR
Counterparty: JPMorgan Chase Bank, N.A.	5/26/16	USD	12,000,000	552,187

Receive a floating rate based on 6-Month New Zealand DOllar Bank Bill Index and pay a fixed rate equal to 6.75%
Counterparty: Westpac Banking Corporation	6/29/16	NZD	1,870,000	(11,265)

Receive a fixed rate equal to 9.41% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	8/31/20	MXN	2,240,000	6,779

Receive a fixed rate equal to 9.51% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	8/26/25	MXN	6,700,000	21,642

Receive a fixed rate equal to 9.5% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	8/28/25	MXN	4,450,000	13,930

Receive a fixed rate equal to 9.27% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: Barclays Bank PLC	7/17/26	MXN	4,600,000	3,414

Receive a fixed rate equal to 9.29% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	7/17/26	MXN	3,700,000	4,604

Receive a fixed rate equal to 9.15% and pay a floating rate based on 28-day MXN-TIIE-BANXICO
Counterparty: J. Aron & Company	8/27/26	MXN	5,270,000	(421)

				$1,092,888

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2006: (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding as of September 30, 2006:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)

Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread, if Spread Return Amount is positive
Pay floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread, if Spread Return Amount is negative
Counterparty: Lehman Brothers Special Financing Inc.	12/1/2006	USD	680,000	$492

Receive floating rate based on CMBS Index Spread plus .15% and
Pay (or receive) a floating amount based on the Bond Index Spread Differential and the Lehman Brothers Index
Counterparty: Deutsche Bank AG	12/1/2006	USD	610,000	450

Receive return on specified basket of indices
Pay one-month USD-LIBOR minus 5 basis points
Counterparty: Goldman Sachs International	9/10/2007	USD	919,750	(5,429)

Receive return on specified basket of equity shares
Pay a floating rate based on one-month USD-LIBOR plus .15%
Counterparty: Morgan Stanley & Co. International Limited	9/11/07	USD	3,581,126	(2,199)

Receive a floating rate based on 6-month USD-LIBOR (notional value $2,252,229.80)
Pay a fixed rate equal to 5.46% (notional value UDI 730,000.00)
Upon termination of the contract, receive USD 2,252,229.80 pay UDI 730,000.00
Counterparty: Deutsche Bank AG London	5/13/15	SEE DESCRIPTION		98,700

				$92,014

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 5.9%

		Agriculture: 0.1%
$300,000	#, C	Reynolds American, Inc., 7.625%, due 06/01/16	$312,693
			312,693
		Auto Manufacturers: 0.2%
500,000	@@	DaimlerChrysler NA Holding Corp., 5.640%, due 03/07/07	500,166
			500,166
		Banks: 1.5%
3,200,000		Countrywide Bank NA, 5.340%, due 10/18/06	3,200,051
1,500,000	@@, #	Santander US Debt SA Unipersonal, 5.540%, due 02/06/09	1,502,267
			4,702,318
		Diversified Financial Services: 2.7%
150,000		CIT Group, Inc., 7.750%, due 04/02/12	166,269
100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	101,947
400,000		Ford Motor Credit Co., 5.700%, due 01/15/10	369,808
1,100,000		Ford Motor Credit Co., 7.000%, due 10/01/13	1,021,991
6,900,000		General Electric Capital Corp., 5.250%, due 01/16/07	6,792,331
100,000	C, L	Morgan Stanley, 5.300%, due 03/01/13	99,980
			8,552,326
		Electric: 0.4%
300,000	C, S	Columbus Southern Power Co., 6.600%, due 03/01/33	321,973
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	96,981
700,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	697,375
			1,116,329
		Healthcare — Services: 0.1%
340,000	C	HCA, Inc., 5.250%, due 11/06/08	336,600
			336,600
		Media: 0.4%
1,400,000	#	Viacom, Inc., 5.594%, due 05/29/07	1,400,000
			1,400,000
		Oil & Gas: 0.1%
100,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	108,350
200,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	240,700
100,000	@@	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	123,650
			472,700
		Pipelines: 0.2%
200,000	C, L	El Paso Corp., 7.750%, due 01/15/32	206,000
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	300,000
			506,000
		Telecommunications: 0.2%
24,000	C	AT&T Corp., 7.300%, due 11/15/11	26,041
400,000	C	AT&T, Inc., 4.125%, due 09/15/09	387,616
30,000	C	Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,884
200,000	C	Qwest Corp., 8.875%, due 03/15/12	219,250
			665,791
		Total Corporate Bonds/Notes
		(Cost $18,397,986)	18,564,923

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.5%

		Federal Home Loan Mortgage Corporation: 13.9%
$93,877	C, S	2.750%, due 02/15/12	$93,745
1,900,000	C	3.000%, due 05/15/22	1,840,678
1,652,141	C, S	3.500%, due 05/15/22	1,626,146
2,200,000	C, S	3.500%, due 11/15/22	2,142,952
39,519	C	3.500%, due 07/15/32	37,665
3,827,046	C	4.000%, due 06/15/22	3,775,558
2,800,000	C	4.500%, due 11/15/13	2,772,444
97,484	C	5.000%, due 09/15/16	96,930
5,307,222	C	5.000%, due 12/15/23	5,279,905
3,683,009	C	5.000%, due 01/15/24	3,666,056
2,600,000	C, S	5.000%, due 07/15/24	2,587,404
4,864,621		5.000%, due 06/25/27	4,832,604
485,272		5.000%, due 08/01/35	467,124
952,516		5.000%, due 09/01/35	916,895
1,911,747		5.349%, due 09/01/35	1,911,746
27,707		5.500%, due 08/01/07	27,642
213,943		5.500%, due 03/01/23	213,207
454,558		5.500%, due 05/01/23	452,994
27,755		5.500%, due 08/15/30	27,660
2,900,231	S	5.500%, due 05/01/35	2,862,485
1,000,000		5.500%, due 10/15/35	986,250
795,994	C	5.632%, due 10/25/44	804,547
21,356	C	5.720%, due 05/15/29	21,374
91,664		5.721%, due 04/01/32	94,012
9,242		6.000%, due 10/01/17	9,378
43,519		6.000%, due 02/01/22	44,156
934,022	S	6.000%, due 03/01/23	946,965
202,583		6.844%, due 04/25/24	210,437
683,889	C	6.875%, due 03/25/24	710,974
4,556,264		7.500%, due 08/25/35	4,740,419
			44,200,352
		Federal National Mortgage Association: 69.6%
117,967		3.500%, due 04/25/17	117,236
5,227,331		3.851%, due 10/01/33	5,122,583
156,515		4.000%, due 08/25/09	156,066
2,839,460		4.190%, due 11/01/34	2,805,701
1,885,354		4.388%, due 02/01/35	1,874,177
1,387,986		4.739%, due 09/01/35	1,407,023
1,019,159		4.994%, due 09/01/34	1,009,801
129,501		5.000%, due 05/01/18	127,646
500,000		5.000%, due 10/15/18	491,406
886,808		5.000%, due 11/01/18	874,105
467,719		5.000%, due 02/01/19	460,384
86,571		5.000%, due 08/01/19	85,213
465,109		5.000%, due 10/01/19	457,815
328,979		5.000%, due 06/01/20	323,461
314,957		5.000%, due 07/01/20	309,674
12,489,250		5.000%, due 08/01/20	12,279,773
3,810,377		5.000%, due 09/01/20	3,746,467
3,802,046		5.000%, due 01/01/21	3,738,275
2,197,958		5.000%, due 05/01/21	2,160,559
300,000		5.000%, due 06/01/21	294,895
5,430,201		5.000%, due 07/01/21	5,337,805
269,802		5.000%, due 09/01/21	265,211
726,628		5.000%, due 08/01/35	698,892
281,893		5.450%, due 03/25/34	282,271
130,923		5.500%, due 03/01/16	131,331
269,636		5.500%, due 06/01/23	268,427
721,489		5.500%, due 02/01/24	718,255
94,880		5.500%, due 05/01/33	93,769
39,360		5.500%, due 07/01/33	38,899
1,044,655	S	5.500%, due 11/01/33	1,032,423
195,925		5.500%, due 12/01/33	193,631

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$457,132		5.500%, due 04/01/34	$451,780
88,438		5.500%, due 10/01/34	87,325
768,834	S	5.500%, due 11/01/34	759,154
1,091,395	S	5.500%, due 12/01/34	1,077,654
1,277,979	S	5.500%, due 01/01/35	1,261,888
20,829,947	S	5.500%, due 02/01/35	20,567,694
167,514		5.500%, due 04/01/35	165,169
3,545,412	S	5.500%, due 05/01/35	3,495,780
1,519,742		5.500%, due 06/01/35	1,498,468
1,233,382		5.500%, due 07/01/35	1,216,116
5,607,814		5.500%, due 08/01/35	5,529,312
7,406,379		5.500%, due 09/01/35	7,302,700
199,564		5.500%, due 10/01/35	196,770
867,312		5.500%, due 12/01/35	855,171
198,681		5.500%, due 03/01/36	195,810
98,384		5.500%, due 04/01/36	96,962
975,868		5.500%, due 05/01/36	962,207
872,219		5.500%, due 07/01/36	859,615
230,015		5.649%, due 04/01/32	230,729
947,905		5.763%, due 10/01/44	955,048
69,477		6.000%, due 04/01/17	70,581
396,247		6.000%, due 06/01/17	402,542
65,141		6.000%, due 01/01/18	66,176
41,335		6.000%, due 12/01/18	42,029
487,419		6.000%, due 04/01/22	494,209
1,090,330	S	6.000%, due 06/01/22	1,105,519
207,084		6.000%, due 01/01/23	209,969
65,000,000		6.000%, due 10/15/34	65,304,716
163,098		6.174%, due 12/01/36	164,269
157,361		6.500%, due 03/01/17	160,921
39,873		6.500%, due 07/01/29	40,868
53,000,000		6.500%, due 10/01/31	53,977,214
1,500,000		6.500%, due 06/17/38	1,538,379
25,460		6.617%, due 02/01/20	26,173
2,146,238		6.805%, due 02/01/33	2,150,640
28,351		6.860%, due 09/01/31	28,848
			220,451,579
		Government National Mortgage Association:0.0%
52,967	C	5.720%, due 03/16/32	53,411
			53,411
		Total U.S. Government Agency Obligations
		(Cost $265,297,290)	264,705,342

U.S. TREASURY OBLIGATIONS: 2.1%

		U.S. Treasury Inflation-Indexed Bonds: 2.1%
4,800,000		0.875%, due 04/15/10	4,887,633
1,500,000	L	3.375%, due 01/15/07	1,910,540

		Total U.S. Treasury Obligations
		(Cost $6,801,100)	6,798,173

ASSET-BACKED SECURITIES: 1.8%

		Credit Card Asset-Backed Securities: 0.6%
1,900,000	C	Citibank Credit Card Issuance Trust, 5.460%, due 03/20/09	1,902,065
			1,902,065
		Home Equity Asset-Backed Securities: 0.4%
568,512	C	ACE Securities Corp., 5.440%, due 10/25/35	568,958
452,018	C	Argent Securities, Inc., 5.430%, due 11/25/35	452,369
39,271	C	New Century Home Equity Loan Trust, 5.420%, due 07/25/35	39,296
126,365	C	New Century Home Equity Loan Trust, 5.440%, due 09/25/35	126,454
			1,187,077
		Other Asset-Backed Securities: 0.8%
1,589,590	C	Countrywide Asset-Backed Certificates, 5.360%, due 01/25/46	1,590,586
885,924	C	Long Beach Mortgage Loan Trust, 5.610%, due 10/25/34	887,018

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Other Asset-Backed Securities (continued)
$82,007	#, C, S	Quest Trust, 5.890%, due 06/25/34	$82,308
			2,559,912
		Total Asset-Backed Securities
		(Cost $5,645,623)	5,649,054

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%

674,609	C	Adjustable Rate Mortgage Trust, 4.593%, due 05/25/35	663,320
942,951	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	917,728
1,060,693	C	Banc of America Funding Corp., 4.114%, due 05/25/35	1,034,353
858,295	C	Banc of America Mortgage Securities, 3.994%, due 07/25/33	818,069
458,643	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	452,837
269,533	C, S	Banc of America Mortgage Securities, 5.780%, due 01/25/34	270,833
1,047,477	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	1,033,512
647,239	C, S	Bear Stearns Alternative-A Trust, 5.395%, due 05/25/35	648,224
1,100,000	C	Bear Stearns Alternative-A Trust, 5.840%, due 11/25/36	1,100,000
1,029,855	C	Citigroup Mortgage Loan Trust, Inc., 4.687%, due 08/25/35	1,013,448
1,935,874	C, S	Countrywide Alternative Loan Trust, 5.540%, due 11/20/35	1,939,477
65,881	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.610%, due 08/25/34	65,948
496,981	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.650%, due 03/25/35	499,366
1,702,184	#, C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.670%, due 06/25/35	1,700,683
165,541	C, S	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	162,258
580,891	C	Downey Savings & Loan Association Mortgage Loan Trust, 6.635%, due 07/19/44	593,166
4,081,097	C	FHLMC Structured Pass-Through Securities, 5.832%, due 07/25/44	4,134,580
437,727	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	435,682
341,887	C	GSR Mortgage Loan Trust, 3.402%, due 06/25/34	341,653
1,103,412	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	1,088,821
10,349	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	10,296
585,944	C	Harborview Mortgage Loan Trust, 5.550%, due 05/19/35	587,594
1,605,749	C	Lehman XS Trust, 5.410%, due 07/25/46	1,606,000
1,215,728	C, S	RAAC Series, 5.000%, due 09/25/34	1,207,944
223,185	C, S	Residential Accredit Loans, Inc., 5.730%, due 03/25/33	223,867
262,950	C	Residential Asset Securitization Trust, 5.730%, due 05/25/33	263,973
51,588	C, S	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	51,840
501,564	C, S	Sequoia Mortgage Trust, 5.680%, due 07/20/33	505,783
1,788,555	C	Thornburg Mortgage Securities Trust, 5.450%, due 08/25/36	1,786,829
81,181	C, S	Washington Mutual, Inc., 5.427%, due 02/27/34	82,604
723,658	C, S	Washington Mutual, Inc., 5.600%, due 12/25/27	723,830
467,534	C, S	Washington Mutual, Inc., 5.640%, due 01/25/45	470,684
467,160	C	Washington Mutual, Inc., 5.650%, due 01/25/45	468,941
1,668,825	C	Washington Mutual, Inc., 5.677%, due 07/25/46	1,668,825
1,680,000	C	Washington Mutual, Inc., 5.677%, due 08/25/46	1,680,000
96,045	C	Washington Mutual, Inc., 5.963%, due 08/25/42	96,454
1,704,249	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.989%, due 12/25/34	1,668,042
945,137	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.362%, due 05/25/35	928,518
870,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.539%, due 08/25/36	869,420

		Total Collateralized Mortgage Obligations
		(Cost $33,870,754)	33,815,402

MUNICIPAL BONDS: 1.1%

		California: 0.3%
100,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	110,146
300,000	C	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	338,994
450,000	C	Orange County Sanitation District, 6.260%, due 02/01/33	487,404
			936,544
		Lousiana: 0.1%
100,000	C, S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	105,936
			105,936
		New York: 0.1%
300,000	C	New York City Municipal Water Finance Authority, 6.280%, due 06/15/38	327,954
			327,954
		Ohio: 0.0%
100,000	C	Kettering City School District, 5.000%, due 12/01/30	105,086
			105,086

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount					Value

			Rhode Island: 0.1%
$200,000		C, S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42		$212,172
					212,172
			Texas: 0.2%
600,000		C	State of Texas, 4.750%, due 04/01/35		610,500
					610,500
			Wisconson: 0.3%
185,000		C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27		198,265

800,000		C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32		864,944
					1,063,209

			Total Municipal Bonds
			(Cost $3,090,410)		3,361,401

OTHER BONDS: 18.5%

			Foreign Government Bonds: 18.5%
EUR	1,100,000	@@	Deutsch Bundesrepublik, 4.250%, due 01/04/14		1,446,026
EUR	600,000	@@	Deutsch Bundesrepublik, 4.250%, due 07/04/14		790,071
	$4,400,000	@@	Dutch Treasury Certificate, 2.900%, due 10/31/06		5,565,913
600,000		@@, #	Export-Import Bank of China, 4.875%, due 07/21/15		575,973
EUR	370,000	@@	France Treasury Bill, 3.010%, due 10/12/06		468,712
EUR	3,740,000	@@	France Treasury Bill, 3.140%, due 10/19/06		4,734,899
EUR	19,030,000	@@	German Treasury Bill, 3.010%, due 10/18/06		24,095,746
EUR	9,200,000	@@	German Treasury Bill, 3.250%, due 12/13/06		11,590,616
	$400,000	@@, #	Hong Kong Government International Bond, 5.125%, due 08/01/14		398,748
32,000		@@	Panama Government International Bond, 6.700%, due 01/26/36		31,840
250,000		@@	Panama Government International Bond, 8.875%, due 09/30/27		310,625
84,000		@@	Panama Government International Bond, 9.625%, due 02/08/11		96,390
75,000		@@	South Africa Government International Bond, 9.125%, due 05/19/09		81,656
EUR	6,800,000	@@	Spain Letras del Tesoro, 3.080%, due 12/22/06		8,563,528
	$39,211	@@	Ukraine Government International Bond, 11.000%, due 03/15/07		40,139

			Total Other Bonds
			(Cost $58,378,386)		58,790,882

			Total Long-Term Investments
			(Cost $391,481,549)		391,685,177

SHORT-TERM INVESTMENTS: 11.4%

			Commercial Paper: 10.2%
1,700,000			Barclays Bank, 5.130%, due 12/07/06		1,683,697
6,300,000			Danske Bank, 5.170%, due 12/27/06		6,221,313
8,700,000			Rabobank, 5.270%, due 10/02/06		8,697,453
1,600,000			Skandi Ensk Bank, 5.160%, due 12/08/06		1,584,336
7,800,000			Societe Generale, 5.200%, due 01/08/07		7,688,928
6,200,000			Total Bank, 5.360%, due 10/02/06		6,198,154

			Total Commercial Paper
			(Cost $32,073,881)		32,073,881

			U.S. Treasury Bills: 0.5%
1,640,000		L	4.620%, due 12/14/06		1,624,356

			Total U.S. Treasury Bills
			(Cost $1,624,356)		1,624,356

			Securities Lending CollateralCC: 0.7%
2,280,336			The Bank of New York Institutional Cash Reserves Fund		2,280,336

			Total Securities Lending Collateral
			(Cost $2,280,336)		2,280,336

			Total Short-Term Investments
			(Cost $35,978,573)		35,978,573

			Total Investments in Securities
			(Cost $427,460,122)*	135.0%	$427,663,750
			Other Assets and Liabilities — Net	(35.0)	(110,783,093)
			Net Assets	100.0%	$316,880,657

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $427,465,396.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,596,202
	Gross Unrealized Depreciation	(2,397,848)
	Net Unrealized Appreciation	$198,354

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
PIMCO Total Return	Credit Default Swaps
	American International Group Convertible Zero Coupon due 11/9/2031, receive 0.05%	$1,600,000	09/26/06	$—	$384	0.0%
	Dow Jones CDX.EM.3, receive 2.10%	900,000	04/15/05	(23,400)	44,336	0.0
	Ford Motor Credit Company 7.000% due 10/01/2013, receive 2.68%	500,000	04/08/05	—	3,932	0.0
	General Motors Acceptance Corporation 6.65% due 1/15/2011, receive 3.55%	500,000	04/07/05	—	8,671	0.0
	Russian Federation 2.250% due 3/31/2030, receive 0.77%	200,000	05/18/05	—	633	0.0
	Russian Federation 5.000% due 3/31/2030, receive 0.61%	400,000	03/11/05	—	702	0.0
	Russian Federation 5.000% due 3/31/2030, receive 0.70%	500,000	03/15/05	—	1,088	0.0
	Interest Rate Swaps
	Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Morgan Stanley Capital Services, Inc.	4,300,000	07/31/06	644,303	908,050	0.3
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25% Counterparty: Goldman Sachs Capital Markets, L.P.	600,000	06/27/06	64,307	32,859	0.0
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	2,900,000	03/08/06	26,830	8,559	0.0
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Barclays Bank PLC	400,000	01/11/06	(15,162)	1,181	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	900,000	06/05/06	—	5,524	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG	900,000	06/05/06	1,366	5,524	0.0
	Receive a fixed rate equal to 8.86% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	13,000,000	09/22/06	—	1,348	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Goldman Sachs Capital Markets, L.P.	6,600,000	06/05/06	279,906	84,109	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Lehman Brothers Special Financing Inc.	400,000	06/05/06	16,964	5,098	0.0
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Barclays Bank PLC	3,000,000	06/06/06	127,500	38,232	0.0
	Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	49,900,000	08/02/06	(126,664)	40,828	0.0
	Options
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/04/2006	4,200,000	10/05/05	21,420	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/18/2006	9,500,000	10/18/05	41,325	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 4.73%*Exp 02/01/2007	10,700,000	02/15/06	36,648	11,139	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.08%*Exp 04/19/2007	12,000,000	05/02/06	40,350	62,448	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.13%*Exp 10/25/2006	5,200,000	05/30/06	8,190	8,148	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Options (continued)

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.25%*Exp 7/2/2007	50,500,000	08/03/06	265,795	422,382	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.25%*Exp 06/07/2007	19,000,000	06/07/06	83,600	152,019	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.37%*Exp 7/2/2007	33,600,000	07/19/06	129,528	333,043	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.5%*Exp 6/29/2007	26,200,000	07/05/06	112,267	306,225	0.1
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.75%*Exp 04/27/2009	500,000	04/28/04	25,850	49,103	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/04/2006	2,300,000	10/04/05	11,730	—	0.0
	European Style Call Swaption OTC 3 Month USD Libor - Fund Pays Floating Strike @ 5.00%*Exp 12/20/07	16,700,000	09/20/06	108,216	121,078	0.1
	European Style Call Swaption OTC 6 Month EUR Libor - Fund Pays Floating Strike @ 3.96%*Exp 7/2/2007	36,400,000	08/03/06	198,716	241,633	0.1
	European Style Call Option OTC* Foreign Exchange Option NZD vs JPY Strike @ 73.50*Exp 04/16/2007	1,500,000	04/17/06	15,690	36,840	0.0
	European Style Put Swaption OTC 3 Month USD Libor - Fund Receives Floating Strike @ 6.25%*Exp 04/27/2009	500,000	04/28/04	35,750	13,189	0.0
	European Style Call Swaption OTC 6 Month GBP Libor - Fund Pays Floating Strike @ 5.00%*Exp 6/15/2007	6,300,000	09/15/06	26,301	31,353	0.0
	European Style Call Swaption OTC 6 Month GBP Libor - Fund Pays Floating Strike @ 5.0625%*Exp 6/15/2007	3,500,000	09/18/06	15,134	20,655	0.0
				$2,172,460	$3,000,313	0.9%

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Purchased Options Outstanding as of September 30, 2006:

	# of	Notional		Value
	Contracts	Amount		in $

Positions in Purchased Fixed Income Options

American Style Put Option CME
Eurodollar Future
Strike @ 91.75*Exp 12/18/2006	123			—

American Style Put Option CME
Eurodollar Future
Strike @ 91.25*Exp 06/18/2007	575			—

American Style Put Option CME
Eurodollar Future
Strike @ 91.25*Exp 09/17/2007	438			—

American Style Put Option CME
Eurodollar Future
Strike @ 91.50*Exp 09/17/2007	433			—

American Style Put Option CME
Eurodollar Future
Strike @ 91.25*Exp 12/17/2007	158			119

Positions in Purchased Currency Options

European Style Call Option OTC*
Foreign Exchange Option NZD vs JPY
Strike @ 73.50*Exp 04/16/2007		NZD	1,500,000	36,840

Positions in Purchased Interest Rate Swap Options

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/04/2006		USD	2,300,000	—

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/04/2006		USD	4,200,000	—

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.50%*Exp 10/18/2006		USD	9,500,000	—

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.13%*Exp 10/25/2006		USD	5,200,000	8,148

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Positions in Purchased Interest Rate Swap Options (continued)
	# of	Notional		Value
	Contracts	Amount		in $

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 4.73%*Exp 02/01/2007		USD	10,700,000	11,139

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.08%*Exp 04/19/2007		USD	12,000,000	62,448

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.25%*Exp 06/07/2007		USD	19,000,000	152,019

European Style Call Swaption OTC
6 Month GBP Libor - Fund Pays Floating
Strike @ 5.00%*Exp 06/15/2007		GBP	6,300,000	31,353

European Style Call Swaption OTC
6 Month GBP Libor - Fund Pays Floating
Strike @ 5.0625%*Exp 06/15/2007		GBP	3,500,000	20,655

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.5%*Exp 06/29/2007		USD	26,200,000	306,225

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.25%*Exp 07/02/2007		USD	50,500,000	422,382

European Style Call Swaption OTC
6 Month EUR Libor - Fund Pays Floating
Strike @ 3.96%*Exp 07/02/2007		EUR	36,400,000	241,633

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.37%*Exp 07/02/2007		USD	33,600,000	333,043

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.00%*Exp 12/20/2007		USD	16,700,000	121,078

European Style Put Swaption OTC
3 Month USD Libor - Fund Receives Floating
Strike @ 6.25%*Exp 04/27/2009		USD	500,000	13,189

European Style Call Swaption OTC
3 Month USD Libor - Fund Pays Floating
Strike @ 5.75%*Exp 04/27/2009		USD	500,000	49,103

Total Options Purchased: (Cost $1,192,916)				$1,809,373

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Outstanding as of September 30, 2006:

				Premium
	Exercise	Expiration	# of	Received Net of
Description/Name of Issuer	Price	Date	Contracts	Commissions	Value

Put - US Treasury Bond Future 12/06	$104	11/21/06	52	$33,712	$(813)

				$33,712	$(813)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Outstanding as of September 30, 2006 (continued)

							Premium
		Exercise		Expiration			Received Net of
Description/Name of Issuer	Counterparty	Rate		Date	Notional Amount		Commissions	Value

Call - OTC Interest Rate Swap	Citibank N.A., New York	4.54	%*	10/4/06	USD	900,000	10,659	—
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.54	%*	10/4/06	USD	900,000	10,423	—
Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	4.54	%*	10/4/06	USD	1,000,000	11,935	—
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	4.56	%*	10/18/06	USD	4,100,000	40,897	—
Call - OTC Interest Rate Swap	Wachovia Bank, N.A.	5.21	%*	10/25/06	USD	2,200,000	8,609	(14,896)
Call - OTC Interest Rate Swap	Wachovia Bank, N.A.	4.78	%*	2/1/07	USD	4,600,000	37,720	(12,300)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.22	%*	4/19/07	USD	5,200,000	41,087	(72,202)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.34	%*	6/7/07	USD	8,000,000	81,360	(148,024)
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.85	%**	6/15/07	GBP	1,800,000	33,172	(33,881)
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	4.85	%**	6/15/07	GBP	1,000,000	15,134	(18,921)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.60	%*	6/29/07	USD	11,400,000	114,741	(309,339)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.50	%*	7/2/07	USD	11,000,000	126,757	(322,905)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	5.37	%*	7/2/07	USD	22,000,000	266,298	(438,240)
Call - OTC Interest Rate Swap	Citibank N.A., New York	4.10	%***	7/2/07	EUR	15,500,000	195,993	(308,109)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	5.15	%*	12/20/07	USD	7,300,000	105,467	(123,668)

							$1,100,252	$(1,802,485)

*If exercised, the Fund would receive a floating rate based on 3-month USD-LIBOR in the underlying swap transaction

**If exercised, the Fund would receive a floating rate based on 6-month GBP-LIBOR in the underlying swap transaction

***If exercised, the Fund would receive a floating rate based on 6-month EUR-LIBOR in the underlying swap transaction

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
90-Day Eurodollar	8	$1,896,500	03/19/07	$3,206
90-Day Eurodollar	404	95,934,850	06/18/07	213,970
90-Day Eurodollar	497	118,192,813	09/17/07	339,551
90-Day Eurodollar	576	137,102,400	12/17/07	473,215
90-Day Eurodollar	82	19,523,175	03/17/08	42,062
90-Day Sterling	127	28,186,752	09/19/07	44,004
90-Day Sterling	354	78,600,938	12/19/07	84,374
Euro-Bobl 5-Year Note	6	836,535	12/07/06	1,079
Euro-Bund 10-Year Note	63	9,434,702	12/07/06	53,937
U.S. Treasury 5-Year Note	7	738,609	12/29/06	4,550
				1,259,948
Short Contracts
U.S. Treasury 30-Year Bond	12	(1,348,875)	12/19/06	(27,950)
				(27,950)

				$1,231,998

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	828,000	JPY	97,289,752	10/04/06	824,130	(3,870)
GBP	1,513,000	USD	2,865,822	10/19/06	2,833,595	32,227
USD	30,526	TWD	1,002,000	10/23/06	30,526	—
USD	827,099	JPY	97,290,000	10/26/06	827,099	—
EUR	45,490,000	USD	57,923,509	10/31/06	57,787,368	136,141
USD	37,333	CLP	20,230,890	11/08/06	37,794	461
USD	38,334	CLP	20,769,110	11/08/06	38,800	466
USD	3,866,693	JPY	440,397,000	11/15/06	3,753,266	(113,427)
USD	3,876,734	JPY	440,397,000	11/15/06	3,753,266	(123,468)
PLN	93,000	USD	29,328	11/24/06	29,755	(427)
USD	12,738	PLN	39,257	11/24/06	12,560	(178)
USD	17,449	PLN	53,743	11/24/06	17,195	(254)
USD	95,379	SGD	151,000	11/27/06	95,361	(18)
USD	32,502	MXN	357,184	12/04/06	32,380	(122)
USD	33,007	MXN	362,816	12/04/06	32,890	(117)
USD	8,956	RUR	239,123	12/13/06	8,960	4
USD	8,953	RUR	239,123	12/13/06	8,960	7
USD	4,208	CLP	2,260,792	12/18/06	4,222	14
USD	4,158	CLP	2,239,208	12/18/06	4,182	24
USD	147,996	KRW	140,700,000	12/26/06	149,023	1,027
USD	17,102	MXN	189,675	01/16/07	17,151	49
USD	13,371	MXN	148,325	01/16/07	13,412	41
USD	38,241	RUR	1,019,877	01/17/07	38,242	1
USD	38,284	RUR	1,019,877	01/17/07	38,242	(42)
USD	29,409	KRW	28,157,000	02/26/07	29,877	468
USD	25,101	TWD	804,000	02/26/07	24,557	(544)
USD	15,899	RUR	422,602	03/15/07	15,874	(25)
USD	9,312	RUR	247,699	03/15/07	9,304	(8)
USD	9,319	RUR	247,699	03/15/07	9,304	(15)
USD	50,065	INR	2,323,000	03/20/07	50,274	209
USD	37,410	KRW	35,629,000	03/21/07	37,832	422
USD	33,104	SGD	52,000	03/21/07	33,031	(73)
USD	411,000	CNY	3,155,658	05/09/07	405,972	(5,028)
USD	1,305,000	CNY	10,020,573	05/09/07	1,289,135	(15,865)
USD	1,351,000	CNY	10,372,978	05/09/07	1,334,471	(16,529)
USD	896,929	CNY	6,892,000	05/09/07	886,648	(10,281)
USD	538,126	CNY	4,132,000	05/09/07	531,577	(6,549)
USD	228,132	CNY	1,750,000	05/09/07	225,135	(2,997)
USD	290,348	CNY	2,229,000	05/09/07	286,758	(3,590)
					75,558,128	(131,866)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding as of September 30, 2006:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE	AMOUNT		(DEPRECIATION)

Merrill Lynch International	Russian Federation 5% step-up due 3/31/2030	Sell	0.61%	3/20/07	USD	400,000	$702
Goldman Sachs International	Russian Federation 5% step-up due 3/31/2030	Sell	0.70%	3/20/07	USD	500,000	1,088
JPMorgan Chase Bank, N.A.	Russian Federation 2.25% step-up due 3/31/2030	Sell	0.77%	5/20/07	USD	200,000	633
Lehman Special Financing, Inc.	General Motors Acceptance Corporation 6.65% due 1/15/2011	Sell	3.55%	6/20/07	USD	500,000	8,671
HSBC Bank USA	Ford Motor Credit Company 7% due 10/01/2013	Sell	2.68%	6/20/07	USD	500,000	3,932
JPMorgan Chase Bank, N.A.	American International Group Convertible Zero Coupon due 11/9/2031	Sell	0.05%	12/20/07	USD	1,600,000	384
Morgan Stanley Capital Services Inc.	Dow Jones CDX.EM.3 Index	Sell	2.10%	6/20/10	USD	900,000	67,736
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.26)%	9/20/10	USD	300,000	(5,352)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.20)%	10/20/10	USD	100,000	(1,460)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.11)%	10/20/10	USD	100,000	(1,139)
Goldman Sachs International	ABX.HE.A.06-1	Buy	(0.54)%	7/25/45	USD	1,000,000	(874)

							$74,321

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)

Receive a fixed rate equal to 4% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/07	USD	900,000	$(13,265)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	6/18/09	USD	49,900,000	167,491

Receive a fixed rate equal to 14.36% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	1/4/10	BRL	1,400,000	—

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/20/11	USD	2,600,000	42,296

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	12/20/11	USD	3,400,000	54,426

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/20/11	USD	6,500,000	104,050

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/20/11	USD	6,900,000	111,557

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	12/20/11	USD	200,000	3,130

Receive a floating rate based on 6-Month JPY-LIBOR and pay a fixed rate equal to 2% Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	JPY	1,000,000	(22)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/20/13	USD	12,500,000	258,554

Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4% Counterparty: Barclays Bank PLC	12/15/14	EUR	3,400,000	(85,909)

Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4% Counterparty: HSBC Bank USA	12/15/14	EUR	9,200,000	(269,692)

Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	12/15/14	EUR	1,100,000	(32,246)

Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	9/15/15	GBP	900,000	5,524

Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG	9/15/15	GBP	900,000	4,158

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2006 (Unaudited) (continued)

Receive a fixed rate equal to 8.86% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	9/12/16	MXN	13,000,000	1,348

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Barclays Bank PLC	12/20/16	USD	3,000,000	(89,268)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/16	USD	6,600,000	(195,797)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Lehman Brothers Special Financing Inc.	12/20/16	USD	400,000	(11,866)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/20/21	USD	4,200,000	194,331

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/21	USD	5,000,000	232,696

Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Morgan Stanley Capital Services, Inc.	6/18/34	EUR	2,600,000	156,689

Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Morgan Stanley Capital Services, Inc.	6/18/34	EUR	1,700,000	107,058

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	USD	5,100,000	(58,097)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	USD	2,600,000	(31,178)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Barclays Bank PLC	12/15/35	GBP	400,000	16,343

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	12/15/35	GBP	1,200,000	32,862

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	12/15/35	GBP	1,700,000	(51,133)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25% Counterparty: Goldman Sachs Capital Markets, L.P.	6/12/36	GBP	600,000	(31,448)

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/20/36	USD	1,100,000	65,321

Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/20/36	USD	1,100,000	65,310

				$753,223

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 7.3%

		Building Materials: 0.4%
8,700		Texas Industries, Inc.	$452,922
			452,922
		Chemicals: 0.4%
7,100		Air Products & Chemicals, Inc.	471,227
			471,227
		Electric: 0.2%
4,700	@	NRG Energy, Inc.	212,910
			212,910
		Electrical Components & Equipment: 0.5%
14,000	@	General Cable Corp.	534,940
			534,940
		Electronics: 0.3%
5,000		Amphenol Corp.	309,650
			309,650
		Gas: 1.1%
42,600		Southern Union Co.	1,125,066
4,500		WGL Holdings, Inc.	141,030
			1,266,096
		Healthcare — Products: 0.1%
2,600		Beckman Coulter, Inc.	149,656
			149,656
		Mining: 0.3%
10,300	@@	Barrick Gold Corp.	316,416
			316,416
		Miscellaneous Manufacturing: 0.1%
2,500		ITT Corp.	128,175
			128,175
		Oil & Gas: 0.4%
6,960		Pogo Producing Co.	285,012
3,400		Tesoro Petroleum Corp.	197,132
			482,144
		Pipelines: 1.7%
10,000		Kinder Morgan, Inc.	1,048,500
9,800		Questar Corp.	801,346
			1,849,846
		Real Estate: 0.6%
11,200		Forest City Enterprises, Inc.	608,160
			608,160

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Real Estate Investment Trusts: 1.2%
6,100	Equity Office Properties Trust	$242,536
4,200	General Growth Properties, Inc.	200,130
11,200	Liberty Property Trust	535,248
4,500	Mack-Cali Realty Corp.	233,100
3,000	Saul Centers, Inc.	135,000
		1,346,014
	Total Common Stock
	(Cost $7,651,772)	8,128,156

PREFERRED STOCK: 1.2%

	Mining: 0.8%
675	Freeport-McMoRan Copper & Gold, Inc.	849,656
		849,656
	Savings & Loans: 0.4%
10,000	Sovereign Capital Trust	466,250
		466,250
	Total Preferred Stock
	(Cost $1,278,756)	1,315,906

Principal Amount			Value

CONVERTIBLE BONDS: 8.0%

		Advertising: 2.3%
$2,400,000	C	Interpublic Group of Cos., Inc., 4.500%, due 03/15/23	$2,535,000
			2,535,000
		Aerospace/Defense: 2.2%
2,500,000	C	EDO Corp., 4.000%, due 11/15/25	2,415,625
			2,415,625
		Chemicals: 0.6%
375,000	C	Millennium Chemicals, Inc., 4.000%, due 11/15/23	743,438
			743,438
		Electronics: 0.9%
1,000,000	C	SCI Systems, Inc., 3.000%, due 03/15/07	985,000
			985,000
		Healthcare — Products: 0.3%
500,000	#, C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	322,500
			322,500
		Miscellaneous Manufacturing: 0.8%
1,500,000	+, C	Roper Industries, Inc., 1.481%, due 01/15/34	890,625
			890,625
		Semiconductors: 0.9%
1,000,000	C	Veeco Instruments, Inc., 4.125%, due 12/21/08	977,500
			977,500
		Total Convertible Bonds
		(Cost $8,966,070)	8,869,688

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 79.4%

		Advertising: 0.3%
$350,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	$337,750
			337,750
		Aerospace/Defense: 6.5%
3,500,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	3,473,750
3,750,000		Esterline Technologies Corp., 7.750%, due 06/15/13	3,806,250
			7,280,000
		Biotechnology: 2.2%
1,500,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	1,425,000
1,000,000	C	Bio-Rad Laboratories, Inc., 7.500%, due 08/15/13	1,027,500
			2,452,500
		Building Materials: 2.3%
2,500,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	2,512,500
			2,512,500
		Chemicals: 5.5%
3,000,000	#, C	Georgia Gulf Corp., 9.500%, due 10/15/14	2,979,120
550,000		Millennium America, Inc., 7.625%, due 11/15/26	484,000
1,500,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,417,500
1,175,000	@@, C	Nova Chemicals Corp., 7.400%, due 04/01/09	1,204,375
			6,084,995
		Coal: 0.6%
750,000	C	Massey Energy Co., 6.875%, due 12/15/13	682,500
			682,500
		Distribution/Wholesale: 2.7%
3,000,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	3,030,000
			3,030,000
		Electric: 8.2%
3,020,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	3,306,900
2,000,000	C	CMS Energy Corp., 6.875%, due 12/15/15	2,030,000
750,000	C	CMS Energy Corp., 7.750%, due 08/01/10	791,250
3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	2,985,000
			9,113,150
		Electrical Components & Equipment: 3.1%
3,200,000	C	General Cable Corp., 9.500%, due 11/15/10	3,440,000
			3,440,000
		Electronics: 6.7%
525,000	C	Arrow Electronics, Inc., 6.875%, due 06/01/18	537,623
3,000,000	C	Fisher Scientific International, Inc., 6.750%, due 08/15/14	3,067,500
3,750,000	C	Itron, Inc., 7.750%, due 05/15/12	3,881,250
			7,486,373
		Forest Products & Paper: 3.1%
1,000,000	@@, C	Bowater Canada Finance, 7.950%, due 11/15/11	960,000
2,750,000	C	Bowater, Inc., 6.500%, due 06/15/13	2,454,375
			3,414,375
		Healthcare — Products: 0.6%
700,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	693,000
			693,000

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Household Products/Wares: 2.2%
$2,450,000	C	Scotts Miracle-Gro Co., 6.625%, due 11/15/13	$2,404,063
			2,404,063
		Machinery — Construction & Mining: 2.3%
2,500,000	C	JLG Industries, Inc., 8.375%, due 06/15/12	2,612,500
			2,612,500
		Machinery — Diversified: 6.1%
2,500,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	2,612,500
4,250,000	C	Manitowoc Co., 7.125%, due 11/01/13	4,207,500
			6,820,000
		Metal Fabricate/Hardware: 2.1%
2,500,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,312,500
			2,312,500
		Mining: 1.3%
1,500,000	@@, #, C	Novelis, Inc., 8.250%, due 02/15/15	1,432,500
			1,432,500
		Oil & Gas: 5.7%
3,175,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	3,190,875
250,000	C	Pogo Producing Co., 6.625%, due 03/15/15	240,000
315,000	#, C	Tesoro Corp., 6.250%, due 11/01/12	305,156
200,000	C	Tesoro Corp., 6.250%, due 11/01/12	194,269
2,470,000	#, C	Tesoro Corp., 6.625%, due 11/01/15	2,389,725
			6,320,025
		Pharmaceuticals: 0.4%
425,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11	402,688
			402,688
		Pipelines: 2.1%
2,500,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15	2,328,125
			2,328,125
		Real Estate: 3.4%
1,200,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,134,000
2,615,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	2,680,375
			3,814,375
		Real Estate Investment Trusts: 6.6%
1,550,000	C	BF Saul Real Estate Investment Trust, 7.500%, due 03/01/14	1,581,000
300,000	C	Crescent Real Estate Equities LP, 9.250%, due 04/15/09	310,875
2,500,000	C	Host Marriott LP, 6.750%, due 06/01/16	2,478,125
3,000,000	#, C	Rouse Co. LP/TRC Co-Issuer, Inc., 6.750%, due 05/01/13	3,013,056
			7,383,056
		Retail: 1.8%
1,000,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	1,050,000
475,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	426,313
500,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	506,250
			1,982,563
		Telecommunications: 3.6%
3,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	2,797,500
1,000,000		Corning, Inc., 8.875%, due 08/15/21	1,239,929
			4,037,429

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Total Corporate Bonds/Notes
	(Cost $88,583,142)		$88,376,967

	Total Long-Term Investments
	(Cost $106,479,740)		106,690,717

SHORT-TERM INVESTMENTS: 5.7%

	U.S. Government Agency Obligation: 5.7%
$6,298,000	Federal Home Loan Bank, 4.500%, due 10/02/06		6,296,426

	Total Short-Term Investments
	(Cost $6,296,426)		6,296,426

	Total Investments in Securities
	(Cost $112,776,166)*	101.6%	$112,987,143
	Other Assets and Liabilities — Net	(1.6)	(1,735,215)
	Net Assets	100.0%	$111,251,928

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

*	Cost for federal income tax purposes is $112,775,018.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,194,975
	Gross Unrealized Depreciation	(982,850)
	Net Unrealized Appreciation	$212,125

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

293,477	ING American Century Large Company Value Portfolio - Class I		$4,378,671
351,904	ING Davis Venture Value Portfolio - Class I		6,506,696
576,166	ING Julius Baer Foreign Portfolio Class I		8,630,961
139,389	ING Legg Mason Aggressive Growth Portfolio - Class I		6,583,351
638,116	ING Legg Mason Value Portfolio - Class I		6,553,456
3,009,575	ING Limited Bond Portfolio - Class I		31,931,588
419,262	ING Marsico Growth Portfolio - Class I		6,527,907
478,484	ING Marsico International Opportunities Portfolio - Class I		6,574,372
2,058,977	ING Oppenheimer Strategic Income Portfolio - Class I		21,433,948
1,055,084	ING PIMCO High Yield Bond Portfolio - Class I		10,677,451
581,939	ING PIMCO Total Return Portfolio - Class I		6,430,426
237,395	ING T. Rowe Price Growth Equity Portfolio - Class I		13,237,148
1,556,537	ING UBS U.S. Large Cap Equity Portfolio - Class I		15,394,151
346,369	ING Van Kampen Comstock Portfolio - Class I		4,367,716
708,095	ING VP Index Plus International Equity Portfolio - Class I		8,695,408
1,066,872	ING VP Index Plus Large Cap Portfolio - Class I		17,496,710
2,726,997	ING VP Intermediate Bond Portfolio - Class I		36,378,146
237,129	ING VP Real Estate Portfolio - Class I		4,353,682

	Total Investments in Securities
	(Cost $212,318,914)*	100.0%	$216,151,788
	Other Assets and Liabilities — Net	(0.0)	(1,797)
	Net Assets	100.0%	$216,149,991

	* Cost for federal income tax purposes is $212,362,026.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$3,789,762
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$3,789,762

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

1,050,504	ING American Century Large Company Value Portfolio - Class I		$15,673,526
551,867	ING Baron Small Cap Growth Portfolio - Class I		9,276,882
503,413	ING Davis Venture Value Portfolio - Class I		9,308,098
1,031,761	ING Julius Baer Foreign Portfolio - Class I		15,455,786
332,487	ING Legg Mason Aggressive Growth Portfolio - Class I		15,703,350
911,914	ING Legg Mason Value Portfolio - Class I		9,365,358
2,868,215	ING Limited Bond Portfolio - Class I		30,431,767
998,319	ING Marsico Growth Portfolio - Class I		15,543,832
685,292	ING Marsico International Opportunities Portfolio - Class I		9,415,914
1,473,237	ING Oppenheimer Strategic Income Portfolio - Class I		15,336,398
905,699	ING PIMCO High Yield Bond Portfolio - Class I		9,165,673
509,658	ING T. Rowe Price Growth Equity Portfolio - Class I		28,418,520
989,277	ING UBS Small Cap Growth Portfolio - Class I		9,210,172
1,591,172	ING UBS U.S. Large Cap Equity Portfolio - Class I		15,736,695
1,487,425	ING Van Kampen Comstock Portfolio - Class I		18,756,432
1,268,023	ING VP Index Plus International Equity Portfolio - Class I		15,571,326
954,383	ING VP Index Plus Large Cap Portfolio - Class I		15,651,879
519,950	ING VP Index Plus Mid Cap Portfolio - Class I		9,234,307
2,753,239	ING VP Intermediate Bond Portfolio - Class I		36,728,207
340,031	ING VP Real Estate Portfolio - Class I		6,242,966

	Total Investments in Securities
	(Cost $303,656,378)*	100.0%	$310,227,088
	Other Assets and Liabilities — Net	(0.0)	(32,513)
	Net Assets	100.0%	$310,194,575

	* Cost for federal income tax purposes is $303,744,320.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$6,482,768
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$6,482,768

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

1,138,850	ING American Century Large Company Value Portfolio - Class I		$16,991,641
428,915	ING Baron Small Cap Growth Portfolio - Class I		7,210,061
390,280	ING Davis Venture Value Portfolio - Class I		7,216,275
958,239	ING Julius Baer Foreign Portfolio - Class I		14,354,420
309,139	ING Legg Mason Aggressive Growth Portfolio - Class I		14,600,626
707,710	ING Legg Mason Value Portfolio - Class I		7,268,178
930,343	ING Marsico Growth Portfolio - Class I		14,485,441
707,365	ING Marsico International Opportunities Portfolio - Class I		9,719,200
526,432	ING T. Rowe Price Growth Equity Portfolio - Class I		29,353,840
511,426	ING UBS Small Cap Growth Portfolio - Class I		4,761,375
1,232,724	ING UBS U.S. Large Cap Equity Portfolio - Class I		12,191,643
1,536,051	ING Van Kampen Comstock Portfolio - Class I		19,369,597
1,177,678	ING VP Index Plus International Equity Portfolio - Class I		14,461,888
739,389	ING VP Index Plus Large Cap Portfolio - Class I		12,125,986
538,296	ING VP Index Plus Mid Cap Portfolio - Class I		9,560,136
428,867	ING VP Index Plus Small Cap Portfolio - Class I		7,196,394
2,668,723	ING VP Intermediate Bond Portfolio - Class I		35,600,767
262,749	ING VP Real Estate Portfolio - Class I		4,824,066

	Total Investments in Securities
	(Cost $235,854,770)*	100.0%	$241,291,534
	Other Assets and Liabilities — Net	(0.0)	(57,990)
	Net Assets	100.0%	$241,233,544

	* Cost for federal income tax purposes is $235,896,968.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$5,394,566
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$5,394,566

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

643,549	ING American Century Large Company Value Portfolio - Class I		$9,601,758
212,069	ING Baron Small Cap Growth Portfolio - Class I		3,564,888
128,668	ING Davis Venture Value Portfolio - Class I		2,379,074
552,788	ING Julius Baer Foreign Portfolio - Class I		8,280,766
178,334	ING Legg Mason Aggressive Growth Portfolio - Class I		8,422,714
233,262	ING Legg Mason Value Portfolio - Class I		2,395,602
536,784	ING Marsico Growth Portfolio - Class I		8,357,733
437,245	ING Marsico International Opportunities Portfolio - Class I		6,007,744
281,945	ING T. Rowe Price Growth Equity Portfolio - Class I		15,721,235
252,853	ING UBS Small Cap Growth Portfolio - Class I		2,354,058
609,533	ING UBS U.S. Large Cap Equity Portfolio - Class I		6,028,278
854,348	ING Van Kampen Comstock Portfolio - Class I		10,773,329
582,307	ING VP Index Plus International Equity Portfolio - Class I		7,150,731
365,587	ING VP Index Plus Large Cap Portfolio - Class I		5,995,628
332,764	ING VP Index Plus Mid Cap Portfolio - Class I		5,909,885
353,472	ING VP Index Plus Small Cap Portfolio - Class I		5,931,265
615,731	ING VP Intermediate Bond Portfolio - Class I		8,213,850
129,836	ING VP Real Estate Portfolio - Class I		2,383,780

	Total Investments in Securities
	(Cost $116,748,630)*	100.0%	$119,472,318
	Other Assets and Liabilities — Net	(0.0)	(27,689)
	Net Assets	100.0%	$119,444,629

	* Cost for federal income tax purposes is $116,768,324.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$2,703,995
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$2,703,995

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

103,832	ING Davis Venture Value Portfolio - Class I		$1,919,861
188,410	ING Legg Mason Value Portfolio - Class I		1,934,975
1,480,652	ING Limited Bond Portfolio - Class I		15,709,721
607,110	ING Oppenheimer Strategic Income Portfolio - Class I		6,320,014
311,178	ING PIMCO High Yield Bond Portfolio - Class I		3,149,123
743,650	ING PIMCO Total Return Portfolio - Class I		8,217,336
459,112	ING UBS U.S. Large Cap Equity Portfolio - Class I		4,540,620
260,668	ING VP Index Plus International Equity Portfolio - Class I		3,201,003
275,304	ING VP Index Plus Large Cap Portfolio - Class I		4,514,986
1,041,073	ING VP Intermediate Bond Portfolio - Class I		13,887,915

	Total Investments in Securities
	(Cost $62,644,353)*	100.0%	$63,395,554
	Other Assets and Liabilities — Net	(0.0)	(464)
	Net Assets	100.0%	$63,395,090

	* Cost for federal income tax purposes is $62,669,157.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$726,397
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$726,397

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 83.4%

		Australia: 2.3%
14,411		Alumina Ltd.	$66,244
11,429		National Australia Bank Ltd.	312,189
113,847		Qantas Airways Ltd.	331,875
			710,308
		Belgium: 0.7%
8,860		AGFA-Gevaert NV	210,003
			210,003
		Bermuda: 1.3%
3,350		ACE Ltd.	183,346
3,220		XL Capital Ltd.	221,214
			404,560
		Brazil: 1.4%
5,300		Empresa Brasileira de Aeronautica SA ADR	208,131
15,490		Tele Norte Leste Participacoes SA ADR	212,368
			420,499
		Canada: 1.6%
2,200		Alcan, Inc.	87,685
8,326		BCE, Inc.	225,850
31,800	@	Domtar, Inc.	186,632
			500,167
		China: 1.1%
47,500	@	Byd Co., Ltd.	136,981
592,000		China Telecom Corp., Ltd.	214,294
			351,275
		Denmark: 0.7%
7,760	@	Vestas Wind Systems A/S	206,715
			206,715
		Finland: 1.9%
14,710		Stora Enso OYJ	222,501
6,620		Stora Enso OYJ - R shares	100,494
10,970		UPM-Kymmene OYJ	260,062
			583,057
		France: 9.7%
2,540		Accor SA	172,875
69	@	Arkema	3,256
9,681		AXA SA	356,736
4,440		Compagnie Generale des Etablissements Michelin	325,329
5,730		Electricite de France	318,643
15,480		France Telecom SA	356,034
3,920		Sanofi-Aventis	348,507
7,240		Suez SA	318,112
25,350		Thomson	398,851
3,910		Total SA	256,459
4,750		Valeo SA	169,113
			3,023,915

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Germany: 7.8%
1,170		BASF AG	$93,802
6,010		Bayerische Motoren Werke AG	321,708
6,370		Celesio AG	331,903
10,800		Deutsche Post AG	283,063
4,080		EON AG	485,036
21,220	@	Infineon Technologies AG	251,241
1,540		Muenchener Rueckversicherungs AG	243,103
2,490		Siemens AG	216,691
2,330		Siemens AG ADR	202,943
			2,429,490
		Hong Kong: 2.4%
31,300		Cheung Kong Holdings Ltd. ADR	336,006
36,000		Hutchison Whampoa Ltd.	317,574
10,000		Swire Pacific Ltd.	104,391
			757,971
		Israel: 0.3%
5,180	@	Check Point Software Technologies	98,679
			98,679
		Italy: 1.5%
6,349		ENI S.p.A.	188,651
34,569		UniCredito Italiano S.p.A.	286,886
			475,537
		Japan: 5.6%
26		East Japan Railway Co.	181,859
6,400		Fuji Photo Film Co., Ltd.	233,360
12,000		Hitachi Ltd.	69,889
11,000	@	Konica Minolta Holdings, Inc.	147,486
4,600		Mabuchi Motor Co., Ltd.	281,282
800		Nintendo Co., Ltd.	164,952
21		Nippon Telegraph & Telephone Corp.	102,665
5,000		Olympus Corp.	147,346
7,800		Sony Corp.	315,011
1,700		Takeda Pharmaceutical Co., Ltd.	106,223
			1,750,073
		Mexico: 1.3%
16,350		Telefonos de Mexico SA de CV ADR	418,233
			418,233
		Netherlands: 4.2%
9,620		Koninklijke Philips Electronics NV	336,713
15,200		Reed Elsevier NV	253,444
4,700		Royal Dutch Shell PLC ADR	321,386
6,800		SBM Offshore NV	184,969
7,800		Unilever NV	191,762
			1,288,274
		Norway: 2.1%
20,030		Norske Skogindustrier ASA	300,836
26,630		Telenor ASA	346,266
			647,102
		Portugal: 0.8%
20,860		Portugal Telecom SGPS SA	260,219
			260,219
		Singapore: 0.7%
18,000		DBS Group Holdings Ltd.	217,277
			217,277

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		South Africa: 0.7%
15,900		Sappi Ltd. ADR	$202,407
			202,407
		South Korea: 5.6%
3,380		Kookmin Bank ADR	263,741
15,920		Korea Electric Power Corp. ADR	311,236
3,640		Posco ADR	236,345
1,990	#	Samsung Electronics Co., Ltd. GDR	698,024
9,190		SK Telecom Co., Ltd. ADR	217,160
			1,726,506
		Spain: 4.9%
23,030		Banco Santander Central Hispano SA	363,703
7,364		Iberdrola SA	328,836
17,057		Repsol YPF SA	507,051
18,233		Telefonica SA	315,633
			1,515,223
		Sweden: 3.1%
6,540		Atlas Copco AB	171,598
1,920		Autoliv, Inc.	105,811
3,170		ForeningsSparbanken AB	94,197
25,440		Nordea Bank AB	333,413
12,940		Securitas AB	162,233
12,940	@	Securitas Direct AB	32,491
12,940	@	Securitas Systems AB	48,559
			948,302
		Switzerland: 2.9%
1,880		Adecco SA	113,346
1,430		Lonza Group AG	98,981
770		Nestle SA	268,305
2,551		Swiss Reinsurance	194,996
3,720		UBS AG	222,369
			897,997
		Taiwan: 1.4%
4,957		Chunghwa Telecom Co., Ltd. ADR	85,809
39,117	#	Compal Electronics, Inc. GDR	173,142
13,043		Lite-On Technology Corp. GDR	160,981
			419,932
		United Kingdom: 17.4%
9,790		Aviva PLC	143,438
42,380		BAE Systems PLC	313,433
11,505		Boots Group PLC	166,762
16,450		BP PLC	179,837
25,260		British Sky Broadcasting PLC	257,926
32,070		Burberry Group PLC	309,702
22,710		Cadbury Schweppes PLC	241,343
68,660		Compass Group PLC	344,960
17,840		GKN PLC	95,968
10,790		GlaxoSmithKline PLC	286,958
17,600		HSBC Holdings PLC	321,256
62,810		Kingfisher PLC	288,550
10,410		Lloyds TSB Group PLC	105,253
14,720		National Grid PLC	183,821
90,030		Old Mutual PLC	282,193
12,190		Pearson PLC	173,403

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		United Kingdom (continued)
31,700		Rentokil Initial PLC		$86,887
19,290	@	Rolls-Royce Group PLC		163,482
10,460		Royal Bank of Scotland Group PLC		359,908
11,520		Smiths Group PLC		193,172
12,200		Standard Chartered PLC		312,232
159,986		Vodafone Group PLC		365,437
26,430		WM Morrison Supermarkets PLC		120,346
9,650		Yell Group PLC		107,522
				5,403,789
		Total Common Stock
		(Cost $24,221,281)		25,867,510

Principal Amount				Value

SHORT-TERM INVESTMENTS: 16.2%

		U.S. Government Agency Obligations: 16.2%
$5,020,675		Federal Home Loan Bank, 4.500%, due 10/02/06		$5,020,675

		Total Short-Term Investments
		(Cost $5,020,675)		5,020,675

		Total Investments in Securities
		(Cost $29,241,956)*	99.6%	$30,888,185
		Other Assets and Liabilities — Net	0.4	127,864
		Net Assets	100.0%	$31,016,049

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,949,359
	Gross Unrealized Depreciation	(303,130)
	Net Unrealized Appreciation	$1,646,229

Percentage of
Industry	Net Assets
Aerospace/Defense	2.2%
Airlines	1.1
Apparel	1.0
Auto Manufacturers	1.0
Auto Parts & Equipment	2.2
Banks	9.6
Chemicals	0.6
Commercial Services	1.4
Computers	1.1
Diversified Financial Services	0.7
Electric	6.3
Electrical Components & Equipment	1.3
Electronics	2.0
Food	2.6
Food Service	1.1
Forest Products & Paper	4.1
Holding Companies - Diversified	1.4
Home Furnishings	2.3
Insurance	5.2
Internet	0.3
Iron/Steel	0.8

Lodging	0.6
Machinery - Construction & Mining	0.5
Media	2.5
Mining	0.5
Miscellaneous Manufacturing	4.4
Oil & Gas	4.7
Oil & Gas Services	0.6
Pharmaceuticals	3.5
Real Estate	1.1
Retail	1.5
Semiconductors	3.1
Telecommunications	10.1
Toys/Games/Hobbies	0.5
Transportation	1.5
Federal Home Loan Bank	16.2
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.9%

		Advertising: 2.9%
248,200	@, L	Clear Channel Outdoor Holdings, Inc.	$5,063,280
106,400	@, L	Getty Images, Inc.	5,285,952
86,400		Harte-Hanks, Inc.	2,276,640
125,500	@, L	Lamar Advertising Co.	6,702,955
79,500		Omnicom Group	7,441,200
96,300	@@, L	WPP Group PLC ADR	5,944,599
			32,714,626
		Aerospace/Defense: 1.2%
129,000	@@, L	Empresa Brasileira de Aeronautica SA ADR	5,065,830
155,300		Rockwell Collins, Inc.	8,516,652
			13,582,482
		Airlines: 1.3%
311,600		Skywest, Inc.	7,640,432
421,400		Southwest Airlines Co.	7,020,524
			14,660,956
		Apparel: 0.6%
207,900	@	Coach, Inc.	7,151,760
			7,151,760
		Banks: 3.6%
31,800		City National Corp.	2,132,508
60,500		East-West Bancorp., Inc.	2,396,405
53,100	L	First Horizon National Corp.	2,018,331
151,600		Investors Financial Services Corp.	6,530,928
104,300		Mellon Financial Corp.	4,078,130
143,500		Northern Trust Corp.	8,384,705
89,600		State Street Corp.	5,591,040
62,400	@, L	SVB Financial Group	2,785,536
160,300		Synovus Financial Corp.	4,708,011
104,400		UCBH Holdings, Inc.	1,822,824
			40,448,418

		Biotechnology: 3.9%
222,900	@, L	Celgene Corp.	9,651,570
56,500	@, L	Charles River Laboratories International, Inc.	2,452,665
301,300	@, @@, L	deCODE genetics, Inc.	1,657,150
40,300	@	Genzyme Corp.	2,719,041
62,600	@	Integra LifeSciences Holdings Corp.	2,346,248
37,800	@, L	Invitrogen Corp.	2,396,898
55,100	@, L	Martek Biosciences Corp.	1,185,201
141,000	@, L	Medimmune, Inc.	4,118,610
216,400	@, L	Millennium Pharmaceuticals, Inc.	2,153,180
40,700	@, L	Millipore Corp.	2,494,910
58,400	@, L	Myogen, Inc.	2,048,672
119,500	@, L	Nektar Therapeutics	1,721,995
86,400	@, L	PDL BioPharma, Inc.	1,658,880
254,100	@, @@, L	Qiagen NV	4,024,944

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Biotechnology (continued)
116,400	@, L	Vertex Pharmaceuticals, Inc.	$3,916,860
			44,546,824
		Chemicals: 1.1%
145,000	L	Ecolab, Inc.	6,208,900
27,200		Sigma-Aldrich Corp.	2,058,224
84,600	@	Symyx Technologies	1,792,674
107,100		Valspar Corp.	2,848,860
			12,908,658
		Coal: 1.0%
170,000		Consol Energy, Inc.	5,394,100
179,000		Foundation Coal Holdings, Inc.	5,794,230
			11,188,330
		Commercial Services: 5.4%
36,300	@, L	Apollo Group, Inc.	1,787,412
89,200	@, L	ChoicePoint, Inc.	3,193,360
72,000		Corporate Executive Board Co.	6,473,520
74,500	@, L	DeVry, Inc.	1,584,615
93,000		Equifax, Inc.	3,414,030
89,700	L	H&R Block, Inc.	1,950,078
182,200	@, L	Iron Mountain, Inc.	7,823,668
45,700	@	ITT Educational Services, Inc.	3,029,910
115,000	@, L	LECG Corp.	2,157,400
39,300		Manpower, Inc.	2,407,911
143,000		Moody’s Corp.	9,349,340
204,000		Paychex, Inc.	7,517,400
78,900	@@	Ritchie Bros Auctioneers, Inc.	4,229,829
152,800		Robert Half International, Inc.	5,190,616
86,900	@	Universal Technical Institute, Inc.	1,554,641
			61,663,730
		Computers: 1.8%
129,700	@, L	Cadence Design Systems, Inc.	2,199,712
105,700	@	Cognizant Technology Solutions Corp.	7,828,142
42,600	@, L	DST Systems, Inc.	2,627,142
68,200		Factset Research Systems, Inc.	3,312,474
98,100		Jack Henry & Associates, Inc.	2,135,637
88,800	@	Synopsys, Inc.	1,751,136
			19,854,243
		Cosmetics/Personal Care: 0.6%
210,100		Avon Products, Inc.	6,441,666
			6,441,666
		Distribution/Wholesale: 0.9%
38,000	L	CDW Corp.	2,343,840
61,500	L	Fastenal Co.	2,372,055
85,000		WW Grainger, Inc.	5,696,700
			10,412,595
		Diversified Financial Services: 5.2%
20,300	@, L	Affiliated Managers Group, Inc.	2,032,233
35,100		Blackrock, Inc.	5,229,900
74,000	@, L	Cbot Holdings, Inc.	8,938,460
107,500		Charles Schwab Corp.	1,924,250
20,700		Chicago Mercantile Exchange Holdings, Inc.	9,899,775
271,100	@	E*Trade Financial Corp.	6,484,712

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
135,500	L	Eaton Vance Corp.	$3,910,530
66,000		Federated Investors, Inc.	2,231,460
137,400	L	Janus Capital Group, Inc.	2,709,528
53,200	@@, L	Lazard Ltd.	2,126,936
26,000	L	Legg Mason, Inc.	2,622,360
52,100	L	Nuveen Investments, Inc.	2,669,083
70,000		OptionsXpress Holdings, Inc.	1,951,600
327,100	L	TD Ameritrade Holding Corp.	6,165,835
			58,896,662
		Electric: 0.7%
395,000	@	AES Corp.	8,054,050
			8,054,050
		Electrical Components & Equipment: 0.7%
124,500	L	American Power Conversion Corp.	2,734,020
122,300		Ametek, Inc.	5,326,165
			8,060,185
		Electronics: 2.7%
176,500	@, L	Cogent, Inc.	2,423,345
44,700	@, L	Cymer, Inc.	1,962,777
73,700	@	Dolby Laboratories, Inc.	1,462,945
90,100	@, L	Flir Systems, Inc.	2,447,116
47,200	@@, L	Garmin Ltd.	2,302,416
138,000		Gentex Corp.	1,960,980
103,200	@	II-VI, Inc.	2,571,744
127,400		Jabil Circuit, Inc.	3,639,818
86,300		National Instruments Corp.	2,359,442
244,984		Symbol Technologies, Inc.	3,640,462
50,000	@, L	Thermo Electron Corp.	1,966,500
78,600	@	Waters Corp.	3,559,008
			30,296,553
		Engineering & Construction: 0.7%
105,900		Fluor Corp.	8,142,651
			8,142,651
		Entertainment: 1.2%
68,200	@, L	DreamWorks Animation SKG, Inc.	1,698,862
193,000		International Game Technology	8,009,500
144,750	@, L	Shuffle Master, Inc.	3,909,698
			13,618,060
		Environmental Control: 0.3%
45,000	@, L	Stericycle, Inc.	3,140,550
			3,140,550
		Food: 1.1%
68,300	L	Hershey Co.	3,650,635
73,300		McCormick & Co., Inc.	2,783,934
125,750		WM Wrigley Jr. Co.	5,792,045
			12,226,614
		Healthcare — Products: 5.7%
121,800	@, L	American Medical Systems Holdings, Inc.	2,244,774
48,400	@, L	Arthrocare Corp.	2,268,024
50,900		Becton Dickinson & Co.	3,597,103
138,000	L	Biomet, Inc.	4,442,220

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare — Products (continued)
71,900		CR Bard, Inc.	$5,392,500
66,000		Dade Behring Holdings, Inc.	2,650,560
91,000		Dentsply International, Inc.	2,740,010
38,200	@	Edwards Lifesciences Corp.	1,779,738
40,100	@	Gen-Probe, Inc.	1,880,289
76,400	@	Henry Schein, Inc.	3,830,696
43,000	@, L	Hologic, Inc.	1,871,360
62,300	@, L	Kyphon, Inc.	2,331,266
53,900	@, L	Patterson Cos., Inc.	1,811,579
86,800	@, L	Resmed, Inc.	3,493,700
91,900	@	Respironics, Inc.	3,548,259
228,800	@	St. Jude Medical, Inc.	8,074,352
66,700	@, L	Techne Corp.	3,392,362
93,900	@	Varian Medical Systems, Inc.	5,013,321
40,200	@	Ventana Medical Systems	1,641,366
36,000	@, L	Zimmer Holdings, Inc.	2,430,000
			64,433,479
		Healthcare — Services: 3.8%
142,650	@	Coventry Health Care, Inc.	7,349,328
80,300	@	DaVita, Inc.	4,646,961
94,600	L	Health Management Associates, Inc.	1,977,140
48,000	@, L	Healthways, Inc.	2,140,800
107,000	@	Humana, Inc.	7,071,630
73,900	@, L	Laboratory Corp. of America Holdings	4,845,623
52,200	@, L	LifePoint Hospitals, Inc.	1,843,704
94,700	@	Lincare Holdings, Inc.	3,280,408
95,100	L	Manor Care, Inc.	4,971,828
86,800		Quest Diagnostics	5,308,688
			43,436,110
		Home Builders: 1.6%
45,900	L	Centex Corp.	2,415,258
41,000	L	KB Home	1,795,800
79,300	L	Lennar Corp.	3,588,325
37,000	@, L	Meritage Homes Corp.	1,539,570
68,200	L	Pulte Homes, Inc.	2,172,852
65,200	L	Thor Industries, Inc.	2,684,284
54,600	@, L	Toll Brothers, Inc.	1,533,168
65,600	L	Winnebago Industries	2,058,528
			17,787,785
		Home Furnishings: 0.3%
42,100	L	Harman International Industries, Inc.	3,512,824
			3,512,824
		Household Products/Wares: 0.2%
30,800		Avery Dennison Corp.	1,853,236
			1,853,236
		Insurance: 2.1%
24,900		AMBAC Financial Group, Inc.	2,060,475
47,400	@, @@	Arch Capital Group Ltd.	3,009,426
75,700	@@	Axis Capital Holdings Ltd.	2,626,033
88,400		Brown & Brown, Inc.	2,701,504
32,300		Cigna Corp.	3,757,136
6,800	@, L	Markel Corp.	2,792,488
94,700		Marsh & McLennan Cos., Inc.	2,665,805
39,200		MBIA, Inc.	2,408,448

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
55,700	@@, L	Willis Group Holdings Ltd.	$2,116,600
			24,137,915
		Internet: 2.8%
92,200	@, L	Amazon.com, Inc.	2,961,464
20,600	@, @@, L	Baidu.com ADR	1,803,324
141,400	@, @@	Check Point Software Technologies	2,693,670
85,500	@, L	Checkfree Corp.	3,532,860
65,200	@, L	Digital River, Inc.	3,333,024
31,900	@, L	F5 Networks, Inc.	1,713,668
165,000	@	McAfee, Inc.	4,035,900
141,200	@	Monster Worldwide, Inc.	5,110,028
78,800	@, @@, L	Sina Corp.	1,981,820
142,100	@, L	VeriSign, Inc.	2,870,420
89,600	@	Websense, Inc.	1,936,256
			31,972,434
		Leisure Time: 1.4%
49,900		Brunswick Corp.	1,556,381
145,700		Harley-Davidson, Inc.	9,142,675
60,500	@, L	Royal Caribbean Cruises Ltd.	2,348,005
82,900	@, L	WMS Industries, Inc.	2,421,509
			15,468,570
		Lodging: 3.4%
66,000		Boyd Gaming Corp.	2,537,040
89,900		Choice Hotels International, Inc.	3,676,910
50,000	L	Harrah’s Entertainment, Inc.	3,321,500
251,200	L	Hilton Hotels Corp.	6,995,920
187,800		Marriott International, Inc.	7,256,592
121,200		Starwood Hotels & Resorts Worldwide, Inc.	6,931,428
56,400	L	Station Casinos, Inc.	3,261,612
60,000	@, L	Wynn Resorts Ltd.	4,080,600
			38,061,602
		Machinery — Construction & Mining: 0.3%
92,500		Joy Global, Inc.	3,478,925
			3,478,925
		Machinery — Diversified: 0.8%
125,700		Graco, Inc.	4,909,842
37,400		IDEX Corp.	1,610,070
62,000	@, L	Zebra Technologies Corp.	2,215,880
			8,735,792
		Media: 1.3%
155,300		Citadel Broadcasting Corp.	1,459,820
46,800		EW Scripps Co.	2,243,124
35,000		McGraw-Hill Cos., Inc.	2,031,050
50,800		Meredith Corp.	2,505,964
79,100	@@, L	Rogers Communications, Inc.	4,340,217
170,500	L	Salem Communications Corp.	1,928,355
			14,508,530
		Metal Fabricate/Hardware: 0.7%
116,800		Precision Castparts Corp.	7,377,088
			7,377,088

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.8%
59,100		ITT Corp.	$3,030,057
62,800	L	Pall Corp.	1,934,868
81,500		Roper Industries, Inc.	3,646,310
			8,611,235
		Office Furnishings: 0.2%
48,400		HNI, Corp.	2,012,472
			2,012,472
		Oil & Gas: 2.8%
198,500	@, L	Bill Barrett Corp.	4,875,160
200,400	@, @@, L	Compton Petroleum Corp.	1,999,992
40,000	L	Diamond Offshore Drilling	2,894,800
124,000	@, L	Mariner Energy, Inc.	2,277,880
113,000		Murphy Oil Corp.	5,373,150
110,000	@, @@, L	Nabors Industries Ltd.	3,272,500
112,900	@, L	Ultra Petroleum Corp.	5,431,619
137,900		XTO Energy, Inc.	5,809,727
			31,934,828
		Oil & Gas Services: 3.7%
234,800		BJ Services Co.	7,074,524
191,300	@, L	Cameron International Corp.	9,241,703
36,900	@	Core Laboratories NV	2,354,220
189,300	@	Grant Prideco, Inc.	7,199,079
217,500		Smith International, Inc.	8,439,000
190,900	@	Weatherford International Ltd.	7,964,348
			42,272,874
		Packaging & Containers: 0.2%
42,600	L	Sealed Air Corp.	2,305,512
			2,305,512
		Pharmaceuticals: 3.6%
94,300	@	Alkermes, Inc.	1,494,655
79,732		Allergan, Inc.	8,978,621
53,800	@, L	Amylin Pharmaceuticals, Inc.	2,370,966
141,300	@, L	Atherogenics, Inc.	1,860,921
53,900	@, L	Cephalon, Inc.	3,328,325
82,400	@	Express Scripts, Inc.	6,220,376
91,700	@	Medco Health Solutions, Inc.	5,512,087
102,500	@, L	Neurocrine Biosciences, Inc.	1,101,875
38,700	L	Omnicare, Inc.	1,667,583
61,300	@, L	OSI Pharmaceuticals, Inc.	2,300,589
67,300	@, L	Sepracor, Inc.	3,260,012
90,300	@	Theravance, Inc.	2,441,712
			40,537,722
		Pipelines: 0.5%
256,800	L	Williams Cos., Inc.	6,129,816
			6,129,816
		Retail: 5.6%
60,000		Advance Auto Parts, Inc.	1,976,400
207,000	@, L	Bed Bath & Beyond, Inc.	7,919,820
71,900	@, L	Cheesecake Factory	1,954,961
85,000	@	Dick’s Sporting Goods, Inc.	3,869,200
225,200		Dollar General Corp.	3,069,476
119,400		Family Dollar Stores, Inc.	3,491,256

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
138,000		Fred’s, Inc.	$1,741,560
56,200		Men’s Wearhouse, Inc.	2,091,202
122,000	@	O’Reilly Automotive, Inc.	4,051,620
53,500	L	OSI Restaurant Partners, Inc.	1,696,485
39,400	@, L	Panera Bread Co.	2,295,050
109,000		Petsmart, Inc.	3,024,750
90,000		Ross Stores, Inc.	2,286,900
171,955		Staples, Inc.	4,183,665
147,100	L	Tiffany & Co.	4,883,720
75,550	@@, L	Tim Hortons, Inc.	1,986,965
288,000		TJX Cos., Inc.	8,072,640
100,000	@, L	Urban Outfitters, Inc.	1,769,000
103,000	L	Williams-Sonoma, Inc.	3,336,170
			63,700,840
		Semiconductors: 9.1%
484,900	@	Altera Corp.	8,912,462
277,800		Analog Devices, Inc.	8,164,542
257,850	@, L	Broadcom Corp.	7,823,169
113,300	@	Fairchild Semiconductor International, Inc.	2,118,710
201,500	@	Integrated Device Technology, Inc.	3,236,090
99,800		Intersil Corp.	2,450,090
55,700		KLA-Tencor Corp	2,476,979
70,200	@	Lam Research Corp.	3,182,166
310,300	L	Linear Technology Corp.	9,656,536
294,800	@, @@	Marvell Technology Group Ltd.	5,710,276
306,200	L	Maxim Integrated Products	8,595,034
109,000	@	MEMC Electronic Materials, Inc.	3,992,670
279,000	L	Microchip Technology, Inc.	9,045,180
323,000		National Semiconductor Corp.	7,600,190
112,000	@	QLogic Corp.	2,116,800
111,400	@	Semtech Corp.	1,421,464
169,200	@, L	Silicon Laboratories, Inc.	5,248,584
279,000	@, L	Teradyne, Inc.	3,671,640
370,000	L	Xilinx, Inc.	8,121,500
			103,544,082
		Software: 6.4%
199,180	@, L	Activision, Inc.	3,007,618
111,800	@	Adobe Systems, Inc.	4,186,910
74,000	@	American Reprographics Co.	2,372,440
114,300	@	Autodesk, Inc.	3,975,354
50,100	@, L	Avid Technology, Inc.	1,824,642
92,100	@	Citrix Systems, Inc.	3,334,941
85,000	@, @@	Cognos, Inc.	3,102,500
52,500	@	Dun & Bradstreet Corp.	3,936,975
48,000	@, L	Electronic Arts, Inc.	2,672,640
52,500		Fair Isaac Corp.	1,919,925
68,200	L	Fidelity National Information Services, Inc.	2,523,400
46,800	@, L	Fiserv, Inc.	2,203,812
61,700		Global Payments, Inc.	2,715,417
73,350	@	Hyperion Solutions Corp.	2,529,108
195,300	@, L	Intuit, Inc.	6,267,177
217,400		MoneyGram International, Inc.	6,317,644
186,600	@, L	Navteq Corp.	4,872,126
172,100	@, L	Red Hat, Inc.	3,627,868
84,000	@, L	Salesforce.com, Inc.	3,013,920
80,000	@@, L	Satyam Computer Services Ltd. ADR	3,095,200
34,700		SEI Investments Co.	1,949,793

ING T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
98,400	@, L	THQ, Inc.	$2,870,328
			72,319,738

		Telecommunications: 3.4%
282,700	@, L	American Tower Corp.	10,318,550
292,000	@, L	Crown Castle International Corp.	10,290,080
222,600	@, L	Juniper Networks, Inc.	3,846,528
64,100	@, L	NeuStar, Inc.	1,778,775
85,000	@, L	NII Holdings, Inc.	5,283,600
149,350	@	SBA Communications Corp.	3,633,686
148,600	@	Time Warner Telecom, Inc.	2,824,886
			37,976,105
		Textiles: 0.4%
116,000		Cintas Corp.	4,736,280
			4,736,280
		Transportation: 1.9%
109,700		CH Robinson Worldwide, Inc.	4,890,426
100,400	L	Expeditors International Washington, Inc.	4,475,832
128,100	L	Landstar System, Inc.	5,469,870
253,000	@@	UTI Worldwide, Inc.	7,076,409
			21,912,537
		Total Common Stock
		(Cost $1,045,143,518)	1,130,767,944

Principal Amount				Value

SHORT-TERM INVESTMENTS: 28.0%

		Securities Lending CollateralCC: 28.0%
$317,630,844		The Bank of New York Institutional Cash Reserves Fund		$317,630,844

		Total Short-Term Investments
		(Cost $317,630,844)		317,630,844

		Total Investments in Securities
		(Cost $1,362,774,362)*	127.9%	$1,448,398,788
		Other Assets and Liabilities — Net	(27.9)	(316,366,375)
		Net Assets	100.0%	$1,132,032,413

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $1,366,616,859.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$146,523,021
		Gross Unrealized Depreciation		(64,741,092)
		Net Unrealized Appreciation		$81,781,929

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%

		Aerospace/Defense: 0.5%
91,800		General Dynamics Corp.	$6,579,306
			6,579,306
		Agriculture: 0.6%
160,400		Monsanto Co.	7,540,404
			7,540,404
		Airlines: 0.7%
542,500		Southwest Airlines Co.	9,038,050
			9,038,050
		Apparel: 0.5%
80,600		Nike, Inc.	7,062,172
			7,062,172
		Banks: 4.0%
590,283	@@	Anglo Irish Bank Corp. PLC	9,683,291
155,700	@@	Erste Bank der Oesterreichischen Sparkassen AG	9,686,540
159,200		Northern Trust Corp.	9,302,056
235,000		State Street Corp.	14,664,000
1,115,400	@@	UniCredito Italiano S.p.A.	9,256,638
			52,592,525
		Beverages: 1.2%
59,300	@@	InBev NV	3,266,231
184,700		PepsiCo, Inc.	12,053,522
			15,319,753
		Biotechnology: 3.0%
279,700	@, L	Amgen, Inc.	20,006,941
152,500	@	Celgene Corp.	6,603,250
156,900	@, L	Genentech, Inc.	12,975,630
			39,585,821
		Commercial Services: 1.7%
677,800	@@, L	Accenture Ltd.	21,493,038
			21,493,038
		Computers: 2.2%
103,500	@, L	Affiliated Computer Services, Inc.	5,367,510
128,100	@	Apple Computer, Inc.	9,867,543
236,900	@	Dell, Inc.	5,410,796
618,400	@	EMC Corp.	7,408,432
			28,054,281
		Cosmetics/Personal Care: 1.1%
231,780		Procter & Gamble Co.	14,365,724
			14,365,724
		Distribution/Wholesale: 0.1%
27,400		Fastenal Co.	1,056,818
			1,056,818

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 13.1%
388,300		American Express Co.	$21,775,864
582,900		Charles Schwab Corp.	10,433,910
442,410		Citigroup, Inc.	21,974,505
200,600	L	Countrywide Financial Corp.	7,029,024
460,300	@	E*Trade Financial Corp.	11,010,376
96,200		Franklin Resources, Inc.	10,173,150
58,900		Goldman Sachs Group, Inc.	9,964,113
108,800	L	Legg Mason, Inc.	10,973,568
149,000		Morgan Stanley	10,863,590
423,000		SLM Corp.	21,987,540
266,700		TD Ameritrade Holding Corp.	5,027,295
476,800	@@	UBS AG	28,501,514
			169,714,449
		Electronics: 0.3%
80,700	@@, L	Garmin Ltd.	3,936,546
			3,936,546
		Entertainment: 0.6%
179,100		International Game Technology	7,432,650
			7,432,650
		Food: 0.6%
147,900		Sysco Corp.	4,947,255
42,200	L	Whole Foods Market, Inc.	2,507,946
			7,455,201
		Healthcare — Products: 3.1%
42,500		Johnson & Johnson	2,759,950
318,900		Medtronic, Inc.	14,809,716
125,100	@	St. Jude Medical, Inc.	4,414,779
160,600	L	Stryker Corp.	7,964,154
151,100	@, L	Zimmer Holdings, Inc.	10,199,250
			40,147,849
		Healthcare — Services: 5.4%
193,300		Aetna, Inc.	7,645,015
146,800	@	Humana, Inc.	9,702,012
120,800		Quest Diagnostics	7,388,128
656,600		UnitedHealth Group, Inc.	32,304,720
173,100	@	WellPoint, Inc.	13,337,355
			70,377,230
		Home Builders: 0.7%
197,900	L	Lennar Corp.	8,954,975
			8,954,975
		Home Furnishings: 0.8%
129,200		Harman International Industries, Inc.	10,780,448
			10,780,448
		Household Products/Wares: 0.5%
145,470	@@	Reckitt Benckiser PLC	6,026,348
			6,026,348
		Insurance: 3.2%
321,000		American International Group, Inc.	21,269,460

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
109,500		Hartford Financial Services Group, Inc.	$9,499,125
145,300		Prudential Financial, Inc.	11,079,125
			41,847,710
		Internet: 3.5%
231,300	@, L	Amazon.com, Inc.	7,429,356
181,400	@, L	eBay, Inc.	5,144,504
43,600	@	Google, Inc.	17,522,840
616,500	@, L	Yahoo!, Inc.	15,585,120
			45,681,820
		Leisure Time: 0.5%
145,500	L	Carnival Corp.	6,842,865
			6,842,865
		Lodging: 1.0%
137,700	@, L	MGM Mirage	5,437,773
118,600	@, L	Wynn Resorts Ltd.	8,065,986
			13,503,759
		Machinery — Diversified: 0.4%
68,500		Deere & Co.	5,747,835
			5,747,835
		Media: 3.9%
259,900	@	CBS Corp. - Class B	9,663,082
116,600	@	EchoStar Communications Corp.	3,817,484
341,600	@@	Grupo Televisa SA ADR	7,262,416
120,488	@, L	Liberty Media Holding Corp.	10,069,182
389,941	@	Liberty Media Holding Corp. - Interactive	7,946,998
209,600	@@, L	Rogers Communications, Inc.	11,500,752
			50,259,914
		Mining: 0.8%
566,400	@@	BHP Billiton Ltd.	10,736,981
			10,736,981
		Miscellaneous Manufacturing: 6.6%
313,400		Danaher Corp.	21,521,178
1,554,900		General Electric Co.	54,887,970
313,400	@@	Tyco International Ltd.	8,772,066
			85,181,214
		Oil & Gas: 3.1%
64,800		EOG Resources, Inc.	4,215,240
202,538		ExxonMobil Corp.	13,590,300
150,100		Murphy Oil Corp.	7,137,255
233,600	@@	Total SA	15,321,930
			40,264,725
		Oil & Gas Services: 3.0%
209,600		Baker Hughes, Inc.	14,294,720
406,800	L	Schlumberger Ltd.	25,233,804
			39,528,524
		Pharmaceuticals: 6.5%
360,400		Caremark Rx, Inc.	20,423,868
166,800	@	Gilead Sciences, Inc.	11,459,160
140,300	@	Medco Health Solutions, Inc.	8,433,433

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Pharmaceuticals (continued)
228,437	@@	Novartis AG		$13,327,748
146,668		Pfizer, Inc.		4,159,504
78,000	@@	Roche Holding AG		13,475,839
118,200	@, L	Sepracor, Inc.		5,725,608
141,800		Wyeth		7,209,112
				84,214,272
		Retail: 7.2%
68,975		Best Buy Co., Inc.		3,694,301
311,900		Home Depot, Inc.		11,312,613
327,400	@	Kohl’s Corp.		21,254,808
315,700	L	Petsmart, Inc.		8,760,675
225,800		Target Corp.		12,475,450
100,600	@@, L	Wal-Mart de Mexico SA de CV ADR		3,420,792
498,700		Wal-Mart Stores, Inc.		24,595,884
196,300		Walgreen Co.		8,713,757
				94,228,280
		Semiconductors: 5.3%
270,400	L	Analog Devices, Inc.		7,947,056
511,600	L	Applied Materials, Inc.		9,070,668
216,600		Intel Corp.		4,455,462
701,700	@, @@	Marvell Technology Group Ltd.		13,591,929
422,600		Maxim Integrated Products		11,862,382
7,294	@@	Samsung Electronics Co., Ltd.		5,113,594
201,000		Texas Instruments, Inc.		6,683,250
458,100		Xilinx, Inc.		10,055,295
				68,779,636
		Software: 4.9%
202,200	@	Adobe Systems, Inc.		7,572,390
354,000		Automatic Data Processing, Inc.		16,758,360
105,600		First Data Corp.		4,435,200
167,600	@, L	Intuit, Inc.		5,378,284
819,325		Microsoft Corp.		22,392,152
365,500	@	Oracle Corp.		6,483,970
				63,020,356
		Telecommunications: 6.8%
248,900	@, @@	Amdocs Ltd.		9,856,440
357,400	@@	America Movil SA de CV ADR		14,070,838
630,800	@	Cisco Systems, Inc.		14,508,400
300,600	@	Corning, Inc.		7,337,646
375,500	@, L	Crown Castle International Corp.		13,232,620
598,400	@, L	Juniper Networks, Inc.		10,340,352
81,800	@@	Nokia OYJ		1,611,368
69,300		Qualcomm, Inc.		2,519,055
2,307,300	@@	Telefonaktiebolaget LM Ericsson		7,971,654
129,600	@@	TELUS Corp.		7,253,712
				88,702,085
		Total Common Stock
		(Cost $1,094,054,929)		1,266,053,564

Principal Amount				Value

SHORT-TERM INVESTMENTS: 14.1%

		Securities Lending CollateralCC: 14.1%
$183,510,064		The Bank of New York Institutional Cash Reserves Fund		$183,510,064

		Total Short-Term Investments
		(Cost $183,510,064)		183,510,064

		Total Investments in Securities
		(Cost $1,277,564,993)*	111.5%	$1,449,563,628
		Other Assets and Liabilities — Net	(11.5)	(149,053,227)
		Net Assets	100.0%	$1,300,510,401

@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
cc		Securities purchased with cash collateral for securities loaned.
L		Loaned security, a portion or all of the security is on loan at September 30, 2006.

*		Cost for federal income tax purposes is $1,281,475,794.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$195,298,815
		Gross Unrealized Depreciation		(27,210,981)
		Net Unrealized Appreciation		$168,087,834

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%

		Airlines: 1.2%
234,900	@, L	JetBlue Airways Corp.	$2,177,523
			2,177,523
		Auto Manufacturers: 2.0%
64,623	@@	Peugeot SA	3,643,426
			3,643,426
		Banks: 2.4%
419,700	@@	Lloyds TSB Group PLC	4,243,487
			4,243,487
		Chemicals: 2.4%
64,000		Air Products & Chemicals, Inc.	4,247,680
			4,247,680
		Commercial Services: 2.1%
477,776	@, L	BearingPoint, Inc.	3,755,319
			3,755,319
		Computers: 3.7%
39,600	@	Apple Computer, Inc.	3,050,388
156,200	@	Dell, Inc.	3,567,608
64,800	@	Seagate Technology, Inc.	1
			6,617,997
		Diversified Financial Services: 10.3%
257,900		Charles Schwab Corp.	4,616,410
106,100		Citigroup, Inc.	5,269,987
67,500		Freddie Mac	4,477,275
52,900	@, L	NYSE Group, Inc.	3,954,275
			18,317,947
		Electronics: 2.7%
62,600	@	Fisher Scientific International, Inc.	4,897,824
			4,897,824
		Healthcare — Products: 2.2%
60,800		Johnson & Johnson	3,948,352
			3,948,352
		Healthcare — Services: 2.9%
67,400	@	WellPoint, Inc.	5,193,170
			5,193,170
		Insurance: 4.7%
84,600		American International Group, Inc.	5,605,596
44,000		MBIA, Inc.	2,703,360
			8,308,956
		Internet: 2.0%
8,900	@	Google, Inc.	3,576,910
			3,576,910

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Lodging: 2.6%
68,100	@, L	Las Vegas Sands Corp.	$4,654,635
			4,654,635
		Media: 4.7%
116,600	@, L	Comcast Corp.	4,292,046
212,600	@, L	DIRECTV Group, Inc.	4,183,968
			8,476,014
		Mining: 2.9%
56,100	L	Southern Copper Corp.	5,189,250
			5,189,250
		Miscellaneous Manufacturing: 4.0%
151,500		General Electric Co.	5,347,950
64,500	@@	Tyco International Ltd.	1,805,355
			7,153,305
		Oil & Gas: 12.0%
72,000		Apache Corp.	4,550,400
91,100		Chevron Corp.	5,908,746
73,400		ConocoPhillips	4,369,502
97,800		ExxonMobil Corp.	6,562,380
			21,391,028
		Pharmaceuticals: 6.6%
93,800		Caremark Rx, Inc.	5,315,646
227,900		Pfizer, Inc.	6,463,244
			11,778,890
		Retail: 5.8%
51,700		Abercrombie & Fitch Co.	3,592,116
377,700	@, L	Rite Aid Corp.	1,714,758
92,200	L	Target Corp.	5,094,050
			10,400,924
		Software: 8.5%
168,779	@, L	Eclipsys Corp.	3,022,832
226,500		Microsoft Corp.	6,190,245
337,200	@	Oracle Corp.	5,981,928
			15,195,005
		Telecommunications: 14.3%
154,500	@, L	American Tower Corp.	5,639,250
186,161	@@, L	Chunghwa Telecom Co., Ltd. ADR	3,222,446
766,700	@	L-3 Communications Corp.	4,101,845
32,400	@, L	Leap Wireless International, Inc.	1,571,076
163,500		Motorola, Inc.	4,087,500
110,900	@, L	NII Holdings, Inc.	6,893,545
			25,515,662
		Total Common Stock
		(Cost $167,013,381)	178,683,304

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.0%

		Securities Lending CollateralCC: 22.0%
$39,220,784		The Bank of New York Institutional Cash Reserves Fund		$39,220,784

		Total Short-Term Investments
		(Cost $39,220,784)		39,220,784

		Total Investments in Securities
		(Cost $206,234,165)*	122.0%	$217,904,088
		Other Assets and Liabilities — Net	(22.0)	(39,245,601)
		Net Assets	100.0%	$178,658,487

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $206,816,865.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,533,570
		Gross Unrealized Depreciation		(2,446,347)
		Net Unrealized Appreciation		$11,087,223

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.6%

		Advertising: 2.9%
79,200		Omnicom Group	$7,413,120
50,886	L	R.H. Donnelley Corp.	2,691,869
			10,104,989
		Aerospace/Defense: 0.9%
45,100		Northrop Grumman Corp.	3,069,957
			3,069,957
		Auto Manufacturers: 0.4%
27,000		Paccar, Inc.	1,539,540
			1,539,540
		Auto Parts & Equipment: 2.6%
46,800	L	BorgWarner, Inc.	2,675,556
87,900		Johnson Controls, Inc.	6,305,946
			8,981,502
		Banks: 9.0%
24,500		City National Corp.	1,642,970
166,000		Fifth Third Bancorp.	6,321,280
169,500		Mellon Financial Corp.	6,627,450
73,900		PNC Financial Services Group, Inc.	5,353,316
315,100		Wells Fargo & Co.	11,400,318
			31,345,334
		Beverages: 0.7%
54,200		Anheuser-Busch Cos., Inc.	2,575,042
2,200	@	Constellation Brands, Inc.	63,316
			2,638,358
		Biotechnology: 1.9%
81,700	@	Genzyme Corp.	5,512,299
129,300	@, L	Millennium Pharmaceuticals, Inc.	1,286,535
			6,798,834
		Building Materials: 2.0%
250,500		Masco Corp.	6,868,710
			6,868,710
		Commercial Services: 1.3%
88,500	@@	Accenture Ltd.	2,806,335
73,500	L	H&R Block, Inc.	1,597,890
			4,404,225
		Computers: 1.0%
150,700	@, L	Dell, Inc.	3,441,988
69,400	@	Seagate Technology, Inc.	1
			3,441,989
		Diversified Financial Services: 11.7%
304,300		Citigroup, Inc.	15,114,581
80,200		Freddie Mac	5,319,666
148,000		JPMorgan Chase & Co.	6,950,080
182,800		Morgan Stanley	13,327,948
			40,712,275

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 4.8%
77,400	L	American Electric Power Co., Inc.	$2,815,038
156,900	L	Exelon Corp.	9,498,726
92,300		NiSource, Inc.	2,006,602
40,200		Northeast Utilities	935,454
60,500	L	Pepco Holdings, Inc.	1,462,285
			16,718,105
		Electronics: 0.9%
69,000	@	Waters Corp.	3,124,320
			3,124,320
		Food: 2.0%
151,000		Kroger Co.	3,494,140
101,400		Sysco Corp.	3,391,830
			6,885,970
		Gas: 1.1%
73,400		Sempra Energy	3,688,350
			3,688,350
		Healthcare — Products: 3.3%
120,100		Johnson & Johnson	7,799,294
78,200		Medtronic, Inc.	3,631,608
			11,430,902
		Healthcare — Services: 2.2%
159,000		UnitedHealth Group, Inc.	7,822,800
			7,822,800
		Insurance: 4.4%
60,600		Allstate Corp.	3,801,438
122,400		American International Group, Inc.	8,110,224
41,800		Hartford Financial Services Group, Inc.	3,626,150
			15,537,812
		Internet: 1.5%
1,900	@	McAfee, Inc.	46,474
252,404	@, L	Symantec Corp.	5,371,157
			5,417,631
		Investment Companies: 2.2%
58,000	L	SPDR Trust Series 1	7,747,640
			7,747,640
		Leisure Time: 2.7%
126,500	L	Carnival Corp.	5,949,295
55,900		Harley-Davidson, Inc.	3,507,725
			9,457,020
		Lodging: 0.2%
27,240	@	Wyndham Worldwide Corp.	761,903
			761,903
		Media: 2.5%
250,200	@, L	DIRECTV Group, Inc.	4,923,936
133,400		News Corp., Inc.	2,621,310
33,400	@, L	Univision Communications, Inc.	1,146,956
			8,692,202

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 1.9%
144,900		Illinois Tool Works, Inc.	$6,506,010
			6,506,010
		Oil & Gas: 4.2%
68,400	L	ENSCO International, Inc.	2,997,972
46,600		EOG Resources, Inc.	3,031,330
50,900		ExxonMobil Corp.	3,415,390
66,600	@, L	GlobalSantaFe Corp.	3,329,334
23,100		Marathon Oil Corp.	1,776,390
			14,550,416
		Oil & Gas Services: 0.8%
96,533		Halliburton Co.	2,746,364
			2,746,364
		Pharmaceuticals: 9.7%
72,300		Allergan, Inc.	8,141,703
172,600		Bristol-Myers Squibb Co.	4,301,192
59,400		Caremark Rx, Inc.	3,366,198
31,300	@, L	Cephalon, Inc.	1,932,775
74,500	@	Medco Health Solutions, Inc.	4,478,195
227,800		Wyeth	11,581,352
			33,801,415
		Real Estate: 0.3%
45,800	@, L	Realogy Corp.	1,038,744
			1,038,744
		Retail: 1.9%
95,900	L	Costco Wholesale Corp.	4,764,312
29,800	@	Kohl’s Corp.	1,934,616
			6,698,928
		Semiconductors: 3.4%
108,600	L	Analog Devices, Inc.	3,191,754
317,300		Intel Corp.	6,526,861
102,400	L	Xilinx, Inc.	2,247,680
			11,966,295
		Software: 5.1%
490,600		Microsoft Corp.	13,408,098
130,200	@	Oracle Corp.	2,309,748
53,700	@, L	Salesforce.com, Inc.	1,926,756
			17,644,602
		Telecommunications: 3.7%
153,900	L	AT&T, Inc.	5,010,984
19,849	L	Embarq Corp.	960,096
397,089	L	Sprint Nextel Corp.	6,810,076
			12,781,156
		Transportation: 3.4%
91,000		Burlington Northern Santa Fe Corp.	6,683,040
48,700		FedEx Corp.	5,292,716
			11,975,756
		Total Common Stock
		(Cost $297,590,504)	336,900,054

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

WARRANTS: 0.0%

		Aerospace/Defense: 0.0%
11,065	@	Raytheon Co.		$157,898

		Total Warrants
		(Cost $-)		157,898

		Total Long-Term Investments
		(Cost $297,590,504)		337,057,952

Principal Amount				Value

SHORT-TERM INVESTMENTS: 20.9%

		U.S. Government Agency Obligations: 2.5%
$8,599,000		Federal Home Loan Bank, 4.500%, due 10/02/06		$8,596,850

		Total U.S. Government Agency Obligations
		(Cost $8,596,850)		8,596,850

		Securities Lending CollateralCC: 18.4%
64,126,457		The Bank of New York Institutional Cash Reserves Fund		64,126,457

		Total Securities Lending Collateral
		(Cost $64,126,457)		64,126,457

		Total Short-Term Investments
		(Cost $72,723,307)		72,723,307

		Total Investments in Securities
		(Cost $370,313,811)*	117.5%	$409,781,259
		Other Assets and Liabilities — Net	(17.5)	(61,045,455)
		Net Assets	100.0%	$348,735,804

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $370,767,305.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$44,735,681
	Gross Unrealized Depreciation	(5,721,727)
	Net Unrealized Appreciation	$39,013,954

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.5%

		Aerospace/Defense: 1.7%
11,500	@	AAR Corp.	$274,160
2,200		DRS Technologies, Inc.	96,074
			370,234
		Apparel: 2.0%
10,300		Phillips-Van Heusen	430,231
			430,231
		Banks: 3.5%
8,700		Investors Financial Services Corp.	374,796
22,300		UCBH Holdings, Inc.	389,358
			764,154
		Biotechnology: 3.1%
3,700	@	Alexion Pharmaceuticals, Inc.	125,726
800	@	Charles River Laboratories International, Inc.	34,728
8,600	@	Keryx Biopharmaceuticals, Inc.	101,738
6,100	@	Lifecell Corp.	196,542
6,900	@	Regeneron Pharmaceuticals, Inc.	108,261
6,300	@	Telik, Inc.	112,077
			679,072
		Building Materials: 1.5%
4,400	@	Genlyte Group, Inc.	313,280
			313,280
		Commercial Services: 4.9%
5,900	@	CRA International, Inc.	281,194
3,800	@	Korn/Ferry International	79,572
15,000	@	Labor Ready, Inc.	238,950
900	@, @@	New Oriental Education & Technology Group ADR	21,825
15,600	@	TeleTech Holdings, Inc.	243,828
6,600	@, @@	WNS Holdings Ltd. ADR	188,430
			1,053,799
		Computers: 3.4%
5,700	@	CACI International, Inc.	313,557
5,000		Factset Research Systems, Inc.	242,850
7,800	@	Radisys Corp.	165,750
300	@	Riverbed Technology, Inc.	5,850
			728,007
		Distribution/Wholesale: 1.5%
5,550	@	Beacon Roofing Supply, Inc.	112,332
10,100	@	LKQ Corp.	221,897
			334,229
		Electrical Components & Equipment: 0.5%
3,100	@	Energy Conversion Devices, Inc.	114,824
			114,824

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics: 1.6%
12,800	@	Benchmark Electronics, Inc.	$344,064
			344,064
		Engineering & Construction: 1.4%
5,700	@	EMCOR Group, Inc.	312,588
			312,588
		Healthcare — Products: 4.9%
7,800	@	Arthrocare Corp.	365,508
5,900	@	Aspect Medical Systems, Inc.	100,713
8,700	@	DexCom, Inc.	96,831
1,400	@, @@	Mindray Medical International Ltd. ADR	23,366
3,600	@	Resmed, Inc.	144,900
12,400	@	Viasys Healthcare, Inc.	337,776
			1,069,094
		Healthcare — Services: 6.0%
13,500	@	Pediatrix Medical Group, Inc.	615,600
13,700	@	Psychiatric Solutions, Inc.	467,033
9,100	@	United Surgical Partners International, Inc.	225,953
			1,308,586
		Home Builders: 1.0%
4,100	@	Hovnanian Enterprises, Inc.	120,294
9,100		Technical Olympic USA, Inc.	89,453
			209,747
		Household Products/Wares: 1.5%
6,700	@	Central Garden & Pet Co.	323,342
			323,342
		Internet: 0.4%
13,700	@	Secure Computing Corp.	86,721
			86,721
		Iron/Steel: 1.3%
5,500		Steel Dynamics, Inc.	277,475
			277,475
		Investment Companies: 0.5%
1,400		iShares Russell 2000 Index Fund	100,800
			100,800
		Leisure Time: 0.6%
9,700		Nautilus, Inc.	133,375
			133,375
		Lodging: 1.7%
9,800	@@	Orient-Express Hotels Ltd.	366,324
			366,324
		Machinery — Diversified: 2.2%
10,500		Cognex Corp.	265,230
2,800	@	Middleby Corp.	215,768
			480,998
		Miscellaneous Manufacturing: 1.6%
7,400	@	ESCO Technologies, Inc.	340,696
			340,696

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 4.3%
22,900	@	EXCO Resources, Inc.	$284,189
9,500		Patterson-UTI Energy, Inc.	225,720
26,115	@	PetroHawk Energy Corp.	271,074
4,500	@	Quicksilver Resources, Inc.	143,550
			924,533
		Oil & Gas Services: 3.4%
3,000	@	Core Laboratories NV	191,400
22,900	@	Tetra Technologies, Inc.	553,264
			744,664
		Pharmaceuticals: 6.3%
7,700	@	BioMarin Pharmaceuticals, Inc.	109,571
4,800	@	Cubist Pharmaceuticals, Inc.	104,352
16,000	@	Isis Pharmaceuticals, Inc.	114,880
7,200	@	Nuvelo, Inc.	131,328
8,000	@	Penwest Pharmaceuticals Co.	133,200
8,100	@	Renovis, Inc.	111,456
18,600	@	VCA Antech, Inc.	670,716
			1,375,503
		Real Estate Investment Trusts: 2.7%
5,800		BioMed Realty Trust, Inc.	175,972
10,700		Ventas, Inc.	412,378
			588,350
		Retail: 10.3%
9,700	@	Aeropostale, Inc.	283,531
1,200	@	Buffalo Wild Wings, Inc.	45,900
10,200	@	California Pizza Kitchen, Inc.	305,286
7,000	@	Childrens Place Retail Stores, Inc.	448,210
11,100		Christopher & Banks Corp.	327,228
21,100		CKE Restaurants, Inc.	352,792
2,900	@	DSW, Inc.	91,350
4,700	@	Guitar Center, Inc.	209,996
5,700	@	Petco Animal Supplies, Inc.	163,248
			2,227,541
		Savings & Loans: 1.1%
4,700		Bankunited Financial Corp.	122,529
2,700		Harbor Florida Bancshares, Inc.	119,637
			242,166
		Semiconductors: 8.3%
2,900	@	Cree, Inc.	58,319
9,200	@	Exar Corp.	122,268
7,300	@	Hittite Microwave Corp.	324,850
17,400	@	Microsemi Corp.	327,990
3,900	@	Nextest Systems Corp.	51,324
9,100	@	Photronics, Inc.	128,583
7,200	@	Power Integrations, Inc.	141,120
13,100	@	Rudolph Technologies, Inc.	240,123
19,400	@	Silicon Image, Inc.	246,768
5,600	@	Standard Microsystems Corp.	159,152
			1,800,497

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Software: 5.2%
2,000	@	Commvault Systems, Inc.		$36,000
1,700	@	DivX, Inc.		40,409
1,000		Fair Isaac Corp.		36,570
9,200	@	Neoware, Inc.		125,028
27,600	@	Nuance Communications, Inc.		225,492
3,700	@	Omniture, Inc.		29,193
3,700	@	PDF Solutions, Inc.		40,552
9,100	@	Progress Software Corp.		236,600
4,800	@	THQ, Inc.		140,016
7,100	@	Verint Systems, Inc.		213,355
				1,123,215
		Telecommunications: 3.6%
13,300	@	Atheros Communications, Inc.		241,129
4,900	@	NeuStar, Inc.		135,975
14,300	@, @@	Nice Systems Ltd. ADR		395,681
				772,785
		Transportation: 4.5%
13,300	@	HUB Group, Inc.		302,974
9,700		Landstar System, Inc.		414,190
9,500	@@	UTI Worldwide, Inc.		265,715
				982,879

		Total Investments in Securities
		(Cost $20,909,838)*	96.5%	$20,923,773
		Other Assets and Liabilities — Net	3.5	758,738
		Net Assets	100.0%	$21,682,511

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $21,231,096.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$396,645
	Gross Unrealized Depreciation	(703,968)
	Net Unrealized Depreciation	$(307,323)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 92.1%

		Agriculture: 1.4%
168,000		Altria Group, Inc.	$12,860,400
			12,860,400
		Airlines: 0.3%
187,400		Southwest Airlines Co.	3,122,084
			3,122,084
		Banks: 10.2%
598,900		Bank of America Corp.	32,083,073
297,400		Bank of New York Co., Inc.	10,486,324
37,500	@@, L	Barclays PLC ADR	1,903,875
109,700		PNC Financial Services Group, Inc.	7,946,668
45,020		SunTrust Banks, Inc.	3,479,146
116,300		US Bancorp.	3,863,486
335,100	L	Wachovia Corp.	18,698,580
450,100		Wells Fargo & Co.	16,284,618
			94,745,770
		Beverages: 2.4%
117,200		Anheuser-Busch Cos., Inc.	5,568,172
371,600		Coca-Cola Co.	16,603,088
			22,171,260
		Chemicals: 3.0%
23,500		Dow Chemical Co.	916,030
496,500	L	EI DuPont de Nemours & Co.	21,270,060
129,300	L	Rohm & Haas Co.	6,122,355
			28,308,445
		Computers: 2.4%
43,512	@	Affiliated Computer Services, Inc.	2,256,532
452,300	@	Dell, Inc.	10,330,532
92,300		Hewlett-Packard Co.	3,386,487
75,100		International Business Machines Corp.	6,153,694
			22,127,245
		Diversified Financial Services: 10.2%
656,500		Citigroup, Inc.	32,608,355
73,400		Fannie Mae	4,103,794
562,300		Freddie Mac	37,297,359
231,800		JPMorgan Chase & Co.	10,885,328
124,800		Merrill Lynch & Co., Inc.	9,761,856
			94,656,692
		Electric: 0.8%
156,150	L	American Electric Power Co., Inc.	5,679,176
31,000		FirstEnergy Corp.	1,731,660
			7,410,836
		Electronics: 0.1%
63,080	@, @@, L	Flextronics International Ltd.	797,331
33,950	@	Kemet Corp.	273,977
			1,071,308

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food: 3.6%
110,400	@@, L	Cadbury Schweppes PLC ADR	$4,721,808
393,700	L	Kraft Foods, Inc.	14,039,342
618,100	@@	Unilever NV	15,168,174
			33,929,324
		Forest Products & Paper: 3.5%
954,277	L	International Paper Co.	33,046,613
			33,046,613
		Healthcare — Products: 0.6%
370,800	@	Boston Scientific Corp.	5,484,132
			5,484,132
		Household Products/Wares: 1.9%
268,100	L	Kimberly-Clark Corp.	17,523,016
			17,523,016
		Insurance: 6.0%
101,500	L	Aflac, Inc.	4,644,640
131,300		American International Group, Inc.	8,699,938
1,520	@	Berkshire Hathaway, Inc.	4,824,480
249,560		Chubb Corp.	12,967,138
74,400		Genworth Financial, Inc.	2,604,744
35,400		Hartford Financial Services Group, Inc.	3,070,950
105,500	L	Metlife, Inc.	5,979,740
179,105		St. Paul Travelers Cos., Inc.	8,398,233
71,370		Torchmark Corp.	4,504,161
			55,694,024
		Internet: 0.4%
142,500	@	McAfee, Inc.	3,485,550
			3,485,550
		Machinery — Diversified: 0.1%
21,970		Cognex Corp.	554,962
			554,962
		Media: 10.7%
361,650	@	CBS Corp. - Class B	13,446,147
548,489		Clear Channel Communications, Inc.	15,823,908
506,600	@, L	Comcast Corp.	18,668,210
66,300		Gannett Co., Inc.	3,767,829
69,535	@	Liberty Media Holding Corp.	5,811,040
348,375	@	Liberty Media Holding Corp. - Interactive	7,099,883
360,600	L	News Corp., Inc.	7,442,784
897,600		Time Warner, Inc.	16,363,248
348,440		Walt Disney Co.	10,770,280
			99,193,329
		Mining: 2.0%
677,200	L	Alcoa, Inc.	18,988,688
			18,988,688
		Miscellaneous Manufacturing: 0.6%
146,900		General Electric Co.	5,185,570
			5,185,570

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 0.5%
78,500	@@, L	Total SA ADR	$5,176,290
			5,176,290
		Pharmaceuticals: 16.5%
230,700		Abbott Laboratories	11,202,792
898,000		Bristol-Myers Squibb Co.	22,378,160
118,300		Cardinal Health, Inc.	7,777,042
189,500	L	Eli Lilly & Co.	10,801,500
486,100	@@, L	GlaxoSmithKline PLC ADR	25,875,103
593,500		Pfizer, Inc.	16,831,660
181,300	@@	Roche Holding AG ADR	15,629,438
194,700	@@	Sanofi-Aventis ADR	8,658,309
801,200		Schering-Plough Corp.	17,698,508
325,900	L	Wyeth	16,568,756
			153,421,268
		Retail: 2.8%
95,000		Federated Department Stores, Inc.	4,104,950
81,900		Lowe’s Cos., Inc.	2,298,114
408,100		Wal-Mart Stores, Inc.	20,127,492
			26,530,556
		Semiconductors: 1.8%
65,210	@	Credence Systems Corp.	185,849
579,680		Intel Corp.	11,924,018
95,400		KLA-Tencor Corp	4,242,438
			16,352,305
		Software: 1.1%
142,500		First Data Corp.	5,985,000
164,600		Microsoft Corp.	4,498,518
			10,483,518
		Telecommunications: 9.2%
865,500	L	AT&T, Inc.	28,180,680
219,300	@	Cisco Systems, Inc.	5,043,900
36,555		Embarq Corp.	1,768,165
38,430	@@	Nokia OYJ ADR	756,687
911,100		Sprint Nextel Corp.	15,625,365
18,377	@@, L	Telefonaktiebolaget LM Ericsson ADR	633,088
908,500		Verizon Communications, Inc.	33,732,602
			85,740,487

		Total Common Stock
		(Cost $788,468,706)	857,263,672

Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.0%

		U.S. Government Agency Obligation: 7.8%
$72,700,000		Federal Home Loan Bank, 4.500%, due 10/02/06	$72,680,815

		Total U.S. Government Agency Obligations
		(Cost $72,680,815)	72,680,815

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

	Securities Lending CollateralCC: 13.2%
$122,654,089	The Bank of New York Institutional Cash Reserves Fund		$122,654,089

	Total Securities Lending Collateral
	(Cost $122,654,089)		122,654,089

	Total Short-Term Investments
	(Cost $195,334,904)		195,334,904

	Total Investments in Securities
	(Cost $983,803,610)*	113.1%	$1,052,598,576
	Other Assets and Liabilities — Net	(13.1)	(121,929,159)
	Net Assets	100.0%	$930,669,417

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $985,451,010.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$79,608,822
	Gross Unrealized Depreciation	(12,461,256)
	Net Unrealized Appreciation	$67,147,566

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 60.1%

		Aerospace/Defense: 1.4%
95,580		Northrop Grumman Corp.	$6,506,131
145,780		Raytheon Co.	6,998,898
			13,505,029
		Agriculture: 0.8%
103,930		Altria Group, Inc.	7,955,842
			7,955,842
		Auto Manufacturers: 0.5%
156,350	@@	Honda Motor Co., Ltd. ADR	5,258,051
			5,258,051
		Banks: 2.6%
165,456		Bank of America Corp.	8,863,478
132,700		Fifth Third Bancorp.	5,053,216
95,440		PNC Financial Services Group, Inc.	6,913,674
84,050		State Street Corp.	5,244,720
			26,075,088
		Beverages: 1.5%
210,560		Coca-Cola Co.	9,407,821
74,200	@@	Diageo PLC ADR	5,271,168
			14,678,989
		Chemicals: 2.7%
385,180	@@	Bayer AG ADR	19,624,921
179,300		EI DuPont de Nemours & Co.	7,681,212
			27,306,133
		Commercial Services: 0.1%
28,900		H&R Block, Inc.	628,286
4,159		McKesson Corp.	219,262
			847,548
		Computers: 0.2%
59,716		Hewlett-Packard Co.	2,190,980
			2,190,980
		Cosmetics/Personal Care: 0.7%
116,360		Procter & Gamble Co.	7,211,993
			7,211,993
		Diversified Financial Services: 8.0%
546,300		Charles Schwab Corp.	9,778,770
380,980		Citigroup, Inc.	18,923,277
226,370		Freddie Mac	15,015,122
14,140		Goldman Sachs Group, Inc.	2,392,064
481,552		JPMorgan Chase & Co.	22,613,682
153,950		Merrill Lynch & Co., Inc.	12,041,969
			80,764,884

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 2.3%
158,270		American Electric Power Co., Inc.	$5,756,280
11,000	@	CenterPoint Energy Resources Corp.	387,640
123,065		Entergy Corp.	9,627,375
129,420		FirstEnergy Corp.	7,229,401
			23,000,696
		Electronics: 0.4%
112,230		Applera Corp. - Applied Biosystems Group	3,715,935
			3,715,935
		Food: 2.3%
168,400	@@	Cadbury Schweppes PLC ADR	7,202,468
112,800		ConAgra Foods, Inc.	2,761,344
69,000		Kroger Co.	1,596,660
52,700		Safeway, Inc.	1,599,445
56,550		Supervalu, Inc.	1,676,708
351,400	@@	Unilever NV	8,623,356
			23,459,981
		Healthcare — Products: 0.7%
158,674		Baxter International, Inc.	7,213,320
			7,213,320
		Household Products/Wares: 0.1%
20,400		Kimberly-Clark Corp.	1,333,344
			1,333,344
		Insurance: 5.7%
152,760	@@	Aegon NV	2,867,305
191,594		Chubb Corp.	9,955,224
40,950		Cigna Corp.	4,763,304
68,880		Hartford Financial Services Group, Inc.	5,975,340
466,000		Marsh & McLennan Cos., Inc.	13,117,900
17,290		MGIC Investment Corp.	1,036,881
46,900		PMI Group, Inc.	2,054,689
257,561		St. Paul Travelers Cos., Inc.	12,077,035
73,100	@@	XL Capital Ltd.	5,021,970
			56,869,648
		Internet: 1.6%
34,850	@	Amazon.com, Inc.	1,119,382
696,533	@	Symantec Corp.	14,822,222
			15,941,604
		Media: 4.0%
215,525	@	CBS Corp. - Class B	8,013,220
334,239		Clear Channel Communications, Inc.	9,642,795
109,400	@	Comcast Corp.	4,031,390
770,580		Time Warner, Inc.	14,047,673
141,160		Walt Disney Co.	4,363,256
			40,098,334
		Mining: 0.7%
155,450		Newmont Mining Corp.	6,645,488
			6,645,488
		Miscellaneous Manufacturing: 2.8%
454,440		General Electric Co.	16,041,732
65,830	@@	Ingersoll-Rand Co.	2,500,223
108,930	@@	Siemens AG ADR	9,487,803
			28,029,758

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 2.3%
20,020	@@	BP PLC ADR	$1,312,912
140,310		ConocoPhillips	8,352,654
61,760		ExxonMobil Corp.	4,144,096
147,020	@@	Royal Dutch Shell PLC ADR	9,718,022
			23,527,684
		Oil & Gas Services: 0.7%
107,170		Schlumberger Ltd.	6,647,755
			6,647,755
		Pharmaceuticals: 9.9%
288,800		Abbott Laboratories	14,024,128
450,790		Bristol-Myers Squibb Co.	11,233,687
264,810		Eli Lilly & Co.	15,094,170
119,050	@@	GlaxoSmithKline PLC ADR	6,337,032
359,700		Pfizer, Inc.	10,201,092
159,160	@@	Roche Holding AG ADR	13,720,802
110,260	@@	Sanofi-Aventis ADR	4,903,262
667,710		Schering-Plough Corp.	14,749,714
191,060		Wyeth	9,713,490
			99,977,377
		Pipelines: 0.5%
218,700		Williams Cos., Inc.	5,220,369
			5,220,369
		Retail: 2.0%
54,110	@	Kohl’s Corp.	3,512,821
85,760		McDonald’s Corp.	3,354,931
68,000	@	Office Depot, Inc.	2,699,600
220,160		Wal-Mart Stores, Inc.	10,858,291
			20,425,643
		Semiconductors: 1.5%
433,427		Intel Corp.	8,915,593
335,238	@	Micron Technology, Inc.	5,833,141
			14,748,734
		Telecommunications: 4.1%
66,526		Embarq Corp.	3,217,863
252,000	@@	France Telecom SA ADR	5,874,120
154,060		Motorola, Inc.	3,851,500
779,357		Sprint Nextel Corp.	13,365,973
413,456		Verizon Communications, Inc.	15,351,617
			41,661,073
		Total Common Stock
		(Cost $526,078,457)	604,311,280

PREFERRED STOCK: 3.9%

		Advertising: 0.1%
900	#, P	Interpublic Group of Cos., Inc.	862,875
			862,875

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Airlines: 0.1%
22,310	P	Continental Airlines Finance Trust II	$783,639
			783,639
		Commercial Services: 0.2%
38,400	P	United Rentals Trust I	1,804,800
			1,804,800
		Diversified Financial Services: 0.1%
24,600	@@	Lazard Ltd.	874,530
			874,530
		Federal National Mortgage Association: 0.5%
50	P	Fannie Mae	4,826,125
			4,826,125
		Healthcare — Services: 0.1%
1,600	#	Healthsouth Corp.	1,598,400
			1,598,400
		Housewares: 0.3%
73,100	P	Newell Financial Trust I	3,362,600
			3,362,600
		Insurance: 0.5%
56,850		Conseco, Inc.	1,461,045
83,650	P	Travelers Property Casualty Corp.	2,059,463
53,600	@@	XL Capital Ltd.	1,377,520
			4,898,028
		Media: 0.2%
27,920		Tribune Co.	1,814,800
			1,814,800
		Pharmaceuticals: 0.5%
89,650		Schering-Plough Corp.	4,983,644
			4,983,644
		Pipelines: 0.6%
1,900	#	El Paso Corp.	2,324,650
105,000	P	El Paso Energy Capital Trust I	3,909,150
			6,233,800
		Savings & Loans: 0.1%
13,600		Sovereign Capital Trust	634,100
			634,100
		Telecommunications: 0.6%
6,000	P	Lucent Technologies Capital Trust I	6,146,250
			6,146,250
		Total Preferred Stock
		(Cost $37,608,911)	38,823,591

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

CONVERTIBLE BONDS: 10.9%

		Aerospace/Defense: 0.4%
$4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	$4,320,063
			4,320,063
		Airlines: 0.1%
956,000	C	Continental Airlines, Inc., 4.500%, due 02/01/07	942,855
			942,855
		Biotechnology: 0.6%
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	4,268,250
1,598,000	#	Charles River Laboratories International, Inc., 2.250%, due 06/15/13	1,731,833
			6,000,083
		Diversified Financial Services: 1.7%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,928,818
3,970,000	#, C	Goldman Sachs Group, Inc., 2.000%, due 06/29/13	4,078,103
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,243,860
			17,250,781
		Entertainment: 0.2%
2,335,000	C	International Game Technology, 0.450%, due 01/29/33	2,072,313
			2,072,313
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,073,925
			1,073,925
		Food: 1.0%
10,800,000	C	General Mills, Inc., 1.880%, due 10/28/22	8,005,500
7,100,000	C	Supervalu, Inc., 4.520%, due 11/02/31	2,343,000
			10,348,500
		Healthcare — Products: 0.8%
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,292,996
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,974,850
2,573,000	C	St. Jude Medical, Inc., 2.800%, due 12/15/35	2,563,351
			7,831,197
		Healthcare — Services: 0.4%
125,000	+, C	Manor Care, Inc., 2.125%, due 08/01/35	153,906
3,013,000	+, #, C	Manor Care, Inc. - Series 144A, 2.125%, due 08/01/35	3,709,756
			3,863,662
		Insurance: 0.2%
2,035,000	+, C	Conseco, Inc., 3.500%, due 09/30/35	2,103,681
			2,103,681
		Internet: 0.9%
5,740,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	5,603,675
2,647,000	#	Symantec Corp., 0.750%, due 06/15/11	3,232,649
278,000	#	Symantec Corp., 1.000%, due 06/15/13	341,940
			9,178,264
		Leisure Time: 0.2%
3,000,000	@@, C	Carnival Corp., 1.500%, due 10/24/21	2,381,250
			2,381,250
		Media: 0.4%
2,428,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	2,446,210
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,443,406
			3,889,616

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Miscellaneous Manufacturing: 0.6%
$3,750,000	C	3M Co., 2.400%, due 11/21/32	$3,328,125
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,652,750
			5,980,875
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,842,000
			2,842,000
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,832,000
4,005,000	@@, C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	3,824,775
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,231,040
			9,887,815
		Retail: 0.3%
2,100,000	C	Best Buy Co., Inc., 2.250%, due 01/15/22	2,551,500
			2,551,500
		Semiconductors: 0.2%
803,000		Intel Corp., 2.950%, due 12/15/35	721,696
1,947,000	#	Intel Corp. - Series 144A, 2.950%, due 12/15/35	1,749,866
			2,471,562
		Software: 0.1%
916,000	C	Red Hat, Inc., 0.500%, due 01/15/24	962,945
			962,945
		Telecommunications: 1.4%
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	2,230,250
800,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	944,000
5,006,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	4,805,760
3,553,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	5,800,273
			13,780,283
		Total Convertible Bonds
		(Cost $105,442,703)	109,733,170

CORPORATE BONDS/NOTES: 5.2%

		Aerospace/Defense: 0.0%
255,000	C	Raytheon Co., 6.150%, due 11/01/08	259,524
			259,524
		Airlines: 0.1%
453,040		America West Airlines, Inc., 7.100%, due 04/02/21	468,047
125,000		Southwest Airlines Co., 5.496%, due 11/01/06	125,139
			593,186
		Auto Manufacturers: 0.0%
325,000	@@	DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	348,527
			348,527
		Banks: 0.5%
425,000		Bank of New York, 3.800%, due 02/01/08	417,519
75,000		Bank of New York, 5.200%, due 07/01/07	74,991
175,000		Bank One Corp., 6.000%, due 02/17/09	178,080

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Banks (continued)
$750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	$735,736
270,000		Popular North America, Inc., 5.650%, due 04/15/09	271,077
125,000		Sovereign Bank, 4.000%, due 02/01/08	122,901
695,000	C	USB Capital IX, 6.189%, due 03/29/49	703,579
2,225,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,233,201
			4,737,084
		Beverages: 0.1%
485,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	460,365
445,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	436,443
			896,808
		Computers: 0.0%
430,000	C	Hewlett-Packard Co., 5.524%, due 05/22/09	430,782
			430,782
		Diversified Financial Services: 1.9%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,148,979
4,100,000	+, C	American Express Co., 1.850%, due 12/01/33	4,166,644
705,000		American General Finance Corp., 4.625%, due 05/15/09	693,703
15,000		American General Finance Corp., 4.625%, due 09/01/10	14,652
200,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	203,360
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	677,418
100,000		CIT Group, Inc., 3.650%, due 11/23/07	98,328
305,000		CIT Group, Inc., 4.750%, due 08/15/08	302,574
100,000		CIT Group, Inc., 7.375%, due 04/02/07	101,011
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	625,238
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	616,689
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	242,419
175,000		General Electric Capital Corp., 4.750%, due 09/15/14	169,483
250,000		General Electric Capital Corp., 5.875%, due 02/15/12	258,262
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,737,055
125,000		Household Finance Corp., 4.125%, due 12/15/08	122,345
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	155,278
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	152,898
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	822,158
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	54,668
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	82,273
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	449,871
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	393,042
510,000		MBNA Corp., 5.910%, due 05/05/08	513,782
580,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	563,025
455,000	C	Residential Capital Corp., 6.375%, due 06/30/10	460,738
380,000		SLM Corp., 4.000%, due 01/15/10	366,399
215,000		Textron Financial Corp., 4.125%, due 03/03/08	211,436
480,000		Textron Financial Corp., 5.125%, due 02/03/11	478,165
355,000	@@, #, C	Two-Rock Pass Through Trust, 6.344%, due 02/11/50	349,714
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	676,940
			18,908,547
		Electric: 0.6%
435,000		Ameren Corp., 4.263%, due 05/15/07	432,041
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	498,164
80,000	C	Arizona Public Service Co., 6.750%, due 11/15/06	80,088
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	477,673
385,000		CC Funding Trust I, 6.900%, due 02/16/07	386,871
190,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	191,669
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	105,090
175,000	C	Consumers Energy Co., 4.800%, due 02/17/09	172,904
190,000	C	Detroit Edison Co., 6.125%, due 10/01/10	195,545

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Electric (continued)
$370,000	C	Duquesne Light Co., 5.700%, due 05/15/14	$370,925
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	237,604
170,000	C	Entergy Gulf States, Inc., 5.800%, due 12/01/09	169,668
235,000	C	Nisource Finance Corp., 5.968%, due 11/23/09	235,153
430,000	C	Ohio Power Co., 6.000%, due 06/01/16	442,400
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,570,835
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	294,179
			5,860,809
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	363,492
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	272,435
			635,927
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	160,910
			160,910
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	222,082
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	234,252
430,000	C	Fred Meyer Inc., 7.450%, due 03/01/08	441,570
			897,904
		Gas: 0.0%
300,000		Sempra Energy, 4.621%, due 05/17/07	298,591
			298,591
		Healthcare — Services: 0.1%
430,000		WellPoint, Inc., 3.750%, due 12/14/07	421,787
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	92,253
			514,040
		Insurance: 0.2%
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	267,212
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	259,900
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	212,815
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	367,839
490,000		St. Paul Travelers Cos., Inc., 5.010%, due 08/16/07	487,122
			1,594,888
		Lodging: 0.1%
700,000	C	Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	651,746
205,000		Harrah’s Operating Co., Inc., 6.500%, due 06/01/16	201,314
340,000	#, C	Hyatt Equities, LLC, 6.875%, due 06/15/07	342,307
			1,195,367
		Media: 0.1%
755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	793,928
220,000		News America, Inc., 7.280%, due 06/30/28	234,846
440,000	#, C	Viacom, Inc., 6.875%, due 04/30/36	436,341
			1,465,115
		Packaging & Containers: 0.0%
230,000	#, C	Sealed Air Corp., 5.625%, due 07/15/13	226,625
			226,625
		Pharmaceuticals: 0.4%
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,481,550
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	195,356
			3,676,906

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Pipelines: 0.2%
$350,000	C	Consolidated Natural Gas Co., 5.000%, due 12/01/14	$332,894
285,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	294,034
160,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	152,332
140,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	138,306
435,000	#, C	Plains All American Pipeline LP/PAA Finance Corp., 6.700%, due 05/15/36	455,468
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	241,623
			1,614,657
		Real Estate: 0.1%
415,000	@@, C	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	445,085
690,722	#, C	World Financial Properties, 6.910%, due 09/01/13	725,511
			1,170,596
		Retail: 0.0%
130,000	C	CVS Corp., 5.750%, due 08/15/11	131,831
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	10,236
110,000	C	May Department Stores Co., 6.700%, due 07/15/34	109,779
230,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	260,308
			512,154
		Savings & Loans: 0.1%
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	225,170
430,000		Washington Mutual, Inc., 8.250%, due 04/01/10	467,174
			692,344
		Semiconductors: 0.1%
825,000	C	Teradyne, Inc., 3.750%, due 10/15/06	825,237
			825,237
		Telecommunications: 0.3%
480,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	628,137
270,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	262,245
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	226,253
630,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	597,381
490,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	585,189
410,000	@@	Vodafone Group PLC, 5.457%, due 12/28/07	410,226
			2,709,431
		Textiles: 0.0%
227,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	237,549
			237,549
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	479,637
250,000		FedEx Corp., 2.650%, due 04/01/07	246,653
140,000		Norfolk Southern Corp., 7.350%, due 05/15/07	141,555
585,000		Union Pacific Corp., 6.625%, due 02/01/08	594,785
			1,462,630
		Total Corporate Bonds/Notes
		(Cost $52,643,266)	51,926,138

U.S. TREASURY OBLIGATIONS: 11.1%

		U.S. Treasury STRIP: 0.1%
3,100,000		7.770%, due 05/15/25	1,256,374
			1,256,374

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		U.S. Treasury Bonds: 7.2%
$9,750,000		3.000%, due 11/15/07	$9,555,010
3,250,000		4.000%, due 02/15/14	3,125,967
27,140,000		4.250%, due 08/15/13	26,576,004
2,650,000		4.250%, due 11/15/13	2,592,964
5,000,000		4.750%, due 11/15/08	5,008,400
475,000		5.500%, due 08/15/28	517,750
535,000		6.125%, due 08/15/29	630,840
1,325,000		6.250%, due 05/15/30	1,592,796
1,410,000		6.375%, due 08/15/27	1,693,103
4,425,000		7.625%, due 02/15/25	5,911,871
1,600,000		8.125%, due 08/15/19	2,110,501
5,525,000		8.125%, due 08/15/21	7,445,805
1,925,000		8.750%, due 08/15/20	2,687,031
2,200,000		9.000%, due 11/15/18	3,054,907
			72,502,949
		U.S. Treasury Notes: 3.8%
5,000,000		3.250%, due 01/15/09	4,850,785
4,875,000		4.375%, due 01/31/08	4,847,583
18,725,000		4.500%, due 02/28/11	18,660,642
4,875,000		4.625%, due 03/31/08	4,865,099
5,000,000		6.000%, due 08/15/09	5,184,180
			38,408,289
		Total U.S. Treasury Obligations
		(Cost $111,483,572)	112,167,612

ASSET-BACKED SECURITIES: 2.5%

		Automobile Asset-Backed Securities: 1.7%
1,175,000	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	1,164,732
400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	399,300
1,550,000	#, C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	1,556,781
900,000	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	892,966
393,214	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	390,987
650,000	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	649,159
1,225,000	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	1,229,210
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,150,836
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	810,670
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	989,937
600,000	#, C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	597,257
325,000	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	322,548
800,000	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	797,521
1,275,000	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	1,262,853
1,300,000	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	1,288,232
292,476	C	USAA Auto Owner Trust, 3.160%, due 02/17/09	290,032
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	670,023
850,615	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	843,735
387,895	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08	385,985
625,000	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	619,642
825,000	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	821,718
196,179	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08	195,060
			17,329,184
		Credit Card Asset-Backed Securities: 0.1%
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09	1,184,702
			1,184,702

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Other Asset-Backed Securities: 0.7%
$850,000	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09		$842,830
1,125,000	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10		1,130,977
206,327	C	CIT Equipment Collateral, 3.500%, due 09/20/08		203,680
400,000	C	CNH Equipment Trust, 4.020%, due 04/15/09		396,698
1,525,000	C	CNH Equipment Trust, 4.270%, due 01/15/10		1,506,353
600,000	C	CNH Equipment Trust, 5.200%, due 06/15/10		599,531
1,000,000	#, C	GE Equipment Small Ticket LLC, 4.880%, due 10/22/09		996,553
1,050,000	#, C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09		1,041,562
				6,718,184
		Total Asset-Backed Securities
		(Cost $25,373,974)		25,232,070

		Total Long-Term Investments
		(Cost $858,630,883)		942,193,861

SHORT-TERM INVESTMENTS: 8.7%

		U.S. Government Agency Obligation: 8.7%
87,960,000		Federal Home Loan Bank, 4.500%, due 10/02/06		87,936,788

		Total Short-Term Investments
		(Cost $87,936,788)		87,936,788

		Total Investments in Securities
		(Cost $946,567,671)*	102.4%	$1,030,130,649
		Other Assets and Liabilities — Net	(2.4)	(24,526,081)
		Net Assets	100.0%	$1,005,604,568

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred stock may be called prior to convertible date.

*	Cost for federal income tax purposes is $952,386,472.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$88,857,731
	Gross Unrealized Depreciation	(11,113,554)
	Net Unrealized Appreciation	$77,744,177

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006